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TAX-EXEMPT MONEY MARKET

INSURED INTERMEDIATE TAX EXEMPT

INSURED TAX EXEMPT

NEW YORK INSURED TAX FREE

MULTI-STATE INSURED TAX FREE

     ARIZONA         MARYLAND          NORTH CAROLINA
     CALIFORNIA      MASSACHUSETTS     OHIO
     COLORADO        MICHIGAN          OREGON
     CONNECTICUT     MINNESOTA         PENNSYLVANIA
     FLORIDA         MISSOURI          VIRGINIA
     GEORGIA         NEW JERSEY

SEMIANNUAL REPORT
June 30, 2000



Bond Market Overview
FIRST INVESTORS TAX-EXEMPT MONEY MARKET FUND, INC.
FIRST INVESTORS INSURED INTERMEDIATE TAX EXEMPT FUND
FIRST INVESTORS INSURED TAX EXEMPT FUND, INC.
FIRST INVESTORS NEW YORK INSURED TAX FREE FUND, INC.
FIRST INVESTORS MULTI-STATE INSURED TAX FREE FUND
Arizona, California, Colorado, Connecticut, Florida, Georgia, Maryland, Massachusetts, Michigan, Minnesota, Missouri, New Jersey, North Carolina, Ohio, Oregon, Pennsylvania and Virginia Funds

Dear Investor:

We are pleased to present this Bond Market Overview for the semi-annual report for the First Investors Tax Exempt Funds for the six-month period ended June 30, 2000.

The Economy

The U.S. economy, now in its tenth year of expansion, continued its solid performance during the period, with the gross domestic product
(GDP) growing by 5.0% on an annualized basis. The unemployment rate fell to 4.0% in June, near a 30-year low. Consumer confidence remained high as personal income continued to grow. Durable goods orders (for airplanes, computers, etc.) and industrial production continued to rise.

The rate of inflation began to trend slightly higher, although remaining benign by historical standards. The consumer price index, a broad inflation gauge, increased 3.7% during the 12 months ending June 2000, but only 2.4% excluding the volatile food and energy components. The primary inflation story was the approximately 45% increase in the price of oil during the first six months of the year. In the labor market, the inflationary impact of rising wages was largely offset by the continued improvement in productivity that has characterized much of the current economic expansion.

Against this backdrop, the Federal Reserve ("the Fed") continued to tighten monetary policy based upon its concerns about the pace of economic growth (fourth quarter 1999 and first quarter 2000 growth exceeded 6.5%) and the tight labor market. In all, the Fed raised short-term interest rates three times during the review period, accounting for a total of 100 basis points (1%).

The Bond Market

The economy's continued good health and the Fed's attempts to cool the economy produced mixed results for the bond market during the first half of the year. Short-term interest rates rose with two-year Treasury note yields increasing from 6.21% at year-end to 6.36% on June 30. The increase in rates was primarily attributable to the Fed's ongoing tightening of the money supply. Conversely, long-term interest rates fell slightly after reaching their highest level since 1997 in January. The ten-year Treasury note yield dropped from 6.44% at year-end 1999 to 6.03% as of June 30. This rate decline occurred despite the solid economy and the Fed's actions largely because of the U.S. budget surplus. Driven by the strong economy of recent years, tax collections have increased, producing a budget surplus estimated at $211 billion for 2000 and $1.3 trillion over the next ten years. The Federal government's good fortune has helped shrink the supply of U.S. Treasury debt. Issuance of new Treasury securities has slowed and the Treasury has begun buying back debt in the open market. If the economy continues to steam ahead, some optimistic analysts have predicted that all public debt (U.S. Treasury and municipal bonds) could be eliminated by 2012.



Bond Market Overview (continued)
FIRST INVESTORS TAX-EXEMPT MONEY MARKET FUND, INC.
FIRST INVESTORS INSURED INTERMEDIATE TAX EXEMPT FUND
FIRST INVESTORS INSURED TAX EXEMPT FUND, INC.
FIRST INVESTORS NEW YORK INSURED TAX FREE FUND, INC.
FIRST INVESTORS MULTI-STATE INSURED TAX FREE FUND
Arizona, California, Colorado, Connecticut, Florida, Georgia, Maryland, Massachusetts, Michigan, Minnesota, Missouri, New Jersey, North Carolina, Ohio, Oregon, Pennsylvania and Virginia Funds

The decrease in Treasury debt helped trigger an unusual occurrence in the bond market. Normally, interest rates on bonds with longer maturities are higher than interest rates on bonds with shorter maturities due to the former's greater interest rate risk. However, in recent months, the interest rates on longer maturity Treasury bonds have fallen below those of shorter maturities, causing the yield curve to invert. While the Fed has raised short-term rates, long-term Treasury rates have fallen due to the scarcity of high-quality bonds. However, the decline in long-term interest rates has been limited to public debt. In the private debt markets (corporate bonds, mortgage-backed bonds, etc.), long-term yields have remained high, reflecting the strong economy and inflation concerns.

Among the different sectors of the bond market, Treasury securities (particularly long-term debt) provided the highest returns during the first six months. The municipal bond sector was the second best performing sector, with new issuance down 22% versus the same period of 1999, as the strong economy helped decrease the need for municipalities to issue debt. In the mortgage-backed bond sector, investors also benefited from a decline in issuance as well as an excellent prepayment environment, as refinancings declined but home sales remained high. In the investment grade corporate bond sector, the active Fed, "event risk" (mergers and other actions taken by companies to improve their stock price), the inverted yield curve, and heavy supply (June was the heaviest month in the history of corporate bond issuance) converged to produce disappointing results. However, higher-rated issues fared better than lower-rated credits. The high yield bond segment posted the weakest returns in the bond market, due to the factors which adversely affected the investment grade corporate bond market plus rising default rates and lack of investor demand due to better returns in other asset classes.

Looking Ahead

Going forward, the Fed may raise interest rates once or twice more in an effort to slow the economy's momentum. The Fed took no action at its meeting at the end of June, but maintained a bias to raise rates. For the equity market, we remain optimistic that solid economic fundamentals and healthy corporate profits may produce positive returns for the second half of 2000. In the bond market, it appears that long-term rates most likely peaked in January. Rates may move somewhat higher from current levels until the Fed concludes its rate increases. The conclusion of Fed tightening, coupled with a slowing economy, could create a catalyst for a bond market rally by the end of the year.



Because it is impossible to predict the future direction of the markets, even over the short term, there are certain basic investment principles that we encourage our clients to follow to reduce exposure to risk.* First, we encourage clients to take a long-term view, and to avoid trying to time the market. Attempting to time the market is extremely difficult, even for professional investors. Second, we encourage our clients to diversify their portfolios among stock funds, bond funds and money market funds. Third, we encourage our shareholders to follow a regular investment plan, investing a specific amount of money at defined intervals. This strategy is known as "dollar cost averaging." It may help you to avoid getting caught up in the excitement of a rising market and will reduce the risk of buying at high points.

Of course, no financial plan or program, no matter how well-designed, is guaranteed to be successful. In addition, nothing eliminates the risk associated with overall market trends. However, utilizing these various strategies may help to minimize the risk by reducing the extent to which an investor may be affected by a decline in any one security or segment of the market. If you use dollar cost averaging, you should consider your ability to continue purchases through periods of declining prices.

Thank you for placing your trust in First Investors. As always, we appreciate the opportunity to serve your investment needs.

Sincerely,

/S/ CLARK D. WAGNER

Clark D. Wagner
Chief Investment Officer
First Investors Management Company, Inc.

July 31, 2000

* There are a variety of risks associated with investing in mutual funds. For bond funds, the risks include interest rate risk and credit risk. Interest rate risk is the risk that bonds will decrease in value as interest rates rise. As a general matter, longer-term bonds fluctuate more than shorter-term bonds in reaction to changes in interest rates. Credit risk is the risk that bonds will decline in value as the result of a decline in the credit rating of the bonds or the economy as a whole. You should consult your prospectus for a precise explanation of the risks associated with your fund.




Portfolio of Investments
FIRST INVESTORS TAX-EXEMPT MONEY MARKET FUND, INC.
June 30, 2000

--------------------------------------------------------------------------------------------------------
                                                                                                  Amount
                                                                                                Invested
                                                                                                For Each
   Principal                                                                                  $10,000 of
      Amount     Security                                                             Value   Net Assets
--------------------------------------------------------------------------------------------------------
                 MUNICIPAL NOTES AND VARIABLE RATE SECURITIES--98.4%
                 Alabama--5.1%
     $  900M     City of Birmingham Wts., Series A, VR, 4.8%
                   (LOC; Regions Bank)                                          $   900,000      $   513
--------------------------------------------------------------------------------------------------------
                 District of Columbia--3.9%
        130M     District of Columbia Gen. Oblig. Bonds, 4.9%, 12/1/00
                   (Partially escrowed to maturity; FGIC Insured)                   130,105           74
        550M     District of Columbia Rev. Bonds, VR, 4.8%
                   (LOC; First Union National Bank)                                 550,000          314
--------------------------------------------------------------------------------------------------------
                                                                                    680,105          388
--------------------------------------------------------------------------------------------------------
                 Florida--6.3%
        100M     Citrus County Hospital Board Rev. Bonds, 5.8%,
                   8/15/00 (FSA Insured)                                            100,218           57
        750M     Florida Housing Fin. Agency Rev. Bonds, VR, 4.8%                   750,000          428
        250M     Jacksonville Elec. Auth. Rev. Bonds, 6 3/4%, 10/1/21
                   (Prerefunded 10/1/00)                                            255,064          145
--------------------------------------------------------------------------------------------------------
                                                                                  1,105,282          630
--------------------------------------------------------------------------------------------------------
                 Georgia--4.8%
        250M     Henry County School District Gen. Oblig. Bonds,
                   4 1/2%, 9/1/00 (FGIC Insured)                                    250,102          143
        200M     Muscogee County School District Gen. Oblig. Bonds,
                   4 1/2%, 11/1/00 (AMBAC Insured)                                  200,196          114
        400M     Whitfield County Residential Care Facs. Auth. Rev.
                   Bonds, VR, 4 3/4% (LOC; First Union National Bank)               400,000          228
--------------------------------------------------------------------------------------------------------
                                                                                    850,298          485
--------------------------------------------------------------------------------------------------------
                 Illinois--6.6%
      1,000M     Illinois Edl. Facs. Auth. Rev. Bonds, VR, 4.7%
                   (LOC; Northern Trust Company)                                  1,000,000          570
        155M     Illinois State Toll Highway Auth. Rev. Bonds, Series A,
                   4.7%, 1/1/01 (FGIC Insured)                                      155,227           88
--------------------------------------------------------------------------------------------------------
                                                                                  1,155,227          658
--------------------------------------------------------------------------------------------------------
                 Iowa--2.3%
        400M     Polk County Hospital Equip. & Impt. Rev. Bonds, VR,
                   4.8% (MBIA Insured, SPA; Bank of New York)                       400,000          228
--------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------------------------------
                                                                                                  Amount
                                                                                                Invested
                                                                                                For Each
   Principal                                                                                  $10,000 of
      Amount     Security                                                             Value   Net Assets
--------------------------------------------------------------------------------------------------------
                 Maryland--6.3%
     $  800M     Baltimore County Poll. Control Rev. Bonds, CP,
                   4.55%, 7/10/00 (Baltimore Gas & Electric Company)             $  800,000      $   456
        300M     Baltimore County Sheppard & Enoch Pratt Hospital
                   Rev. Bonds, VR, 4 3/4% (LOC; Bank of America)                    300,000          171
--------------------------------------------------------------------------------------------------------
                                                                                  1,100,000          627
--------------------------------------------------------------------------------------------------------
                 Massachusetts--10.5%
        500M     Boston Gen. Oblig. Bonds, Series A, 5%, 11/1/00
                   (FGIC Insured)                                                   500,944          286
        500M     Massachusetts State Health & Edl. Fac. Auth Rev.
                   Bonds, 10 1/4%, 10/1/21 (Prerefunded 1/1/01)                     525,857          300
        500M     Massachusetts State Refunding Gen. Oblig. Bonds,
                   5%, 8/1/00 (FSA Insured)                                         500,183          285
        300M     Palmer Gen. Oblig. Bonds, Series B, 7.3%, 10/1/02
                   (Prerefunded 10/1/00, AMBAC Insured)                             307,807          175
--------------------------------------------------------------------------------------------------------
                                                                                  1,834,791        1,046
--------------------------------------------------------------------------------------------------------
                 Missouri--3.1%
        550M     Missouri State Environmental Impt. & Energy Res.
                 Auth. Poll. Control Rev. Bonds, VR, 4.85%
                   (National Rural Utilities Cooperative Finance Corp.)             550,000          313
--------------------------------------------------------------------------------------------------------
                 Nebraska--5.1%
        900M     Norfolk Indl. Dev. Rev. Bonds, VR, 5.05%
                   (LOC; Wachovia Bank of Georgia)                                  900,000          513
--------------------------------------------------------------------------------------------------------
                 Nevada--3.4%
        300M     Clark County Sanitation Dist. Rev. Bonds, 5.9%,
                   7/1/00 (AMBAC Insured)                                           300,000          171
        295M     Washoe County Refunding Rev. Bonds, 7.1%, 7/1/00
                   (MBIA Insured)                                                   295,000          168
--------------------------------------------------------------------------------------------------------
                                                                                    595,000          339
--------------------------------------------------------------------------------------------------------
                 New Jersey--2.8%
        500M     New Jersey State Transportation Corp. Capital Grant
                   Antic. Notes, 5%, 9/1/00 (FSA Insured)                           500,000          285
--------------------------------------------------------------------------------------------------------
                 Ohio--4.0%
        700M     Warren County Health Care Facs. Rev. Bonds, VR,
                   4.8% (LOC; Fifth Third Bank)                                     700,000          399
--------------------------------------------------------------------------------------------------------




Portfolio of Investments (continued)
FIRST INVESTORS TAX-EXEMPT MONEY MARKET FUND, INC.
June 30, 2000

--------------------------------------------------------------------------------------------------------
                                                                                                  Amount
                                                                                                Invested
                                                                                                For Each
   Principal                                                                                  $10,000 of
      Amount     Security                                                             Value   Net Assets
--------------------------------------------------------------------------------------------------------
                 Pennsylvania--2.9%
     $  300M     Harrisburg Auth. Wtr. Rev. Bonds, 5.9%, 8/15/00
                   (Escrowed to maturity, FGIC Insured)                         $   300,602      $   171
        200M     Lehigh County Gen. Oblig. Bonds, 6.9%, 8/1/11
                   (Prerefunded 8/1/00)                                             204,471          117
--------------------------------------------------------------------------------------------------------
                                                                                    505,073          288
--------------------------------------------------------------------------------------------------------
                 Tennessee--7.3%
        400M     Clarksville Pub. Bldg. Auth. Rev. Bonds, VR, 4 3/4%
                   (LOC; Bank of America)                                           400,000          228
        750M     Metropolitan Govt. Nashville & Davidson County Indl.
                   Dev. Rev. Bonds, VR, 4 3/4% (LOC; NationsBank, NA)               750,000          427
        130M     Sumner Cnty. Auth. Solid Waste Disp. Fac. Rev. Bonds,
                   47/8%, 8/1/00 (AMBAC Insured)                                    130,070           74
--------------------------------------------------------------------------------------------------------
                                                                                  1,280,070          729
--------------------------------------------------------------------------------------------------------
                 Texas--5.1%
        100M     Gulf Coast Waste Disposal Auth. Rev. Bonds, VR,
                   4 1/2% (Guaranteed by Amoco Corp.)                               100,000           57
        300M     State of Texas Gen. Oblig. Bonds, Series A, 6%, 8/1/00
                   (Escrowed to maturity)                                           300,316          171
        500M     Trinity River Auth. Regl. Waste Wtr. Sys. Rev. Bonds,
                   5%, 8/1/00 (AMBAC Insured)                                       500,363          285
--------------------------------------------------------------------------------------------------------
                                                                                    900,679          513
--------------------------------------------------------------------------------------------------------
                 Virginia--5.3%
        180M     Alexandria Indl. Dev. Auth. Rev. Bonds, VR, 4 3/4%
                   (LOC; Bank of America)                                           180,000          103
        150M     Henrico County Indl. Dev. Auth. Hosp. Facs. Rev.
                   Bonds, 4.65%, 8/15/00 (FSA Insured)                              150,118           86
        600M     Norfolk Indl. Dev. Auth. Rev. Bonds, VR, 4 3/4%
                   (LOC; Wachovia Bank of N.C.)                                     600,000          342
--------------------------------------------------------------------------------------------------------
                                                                                    930,118          531
--------------------------------------------------------------------------------------------------------
                 Washington--5.7%
        500M     Lake Tapps Parkway Prop. Special Rev. Bonds, VR,
                   4.9% (LOC; U.S. Bank of Washington, NA)                          500,000          285
        500M     Port Kalama Pub. Corp. Rev. Bonds, VR, 4.85%
                   (LOC; Morgan Guaranty Trust Co.)                                 500,000          285
--------------------------------------------------------------------------------------------------------
                                                                                  1,000,000          570
--------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------------------------------
                                                                                                  Amount
                                                                                                Invested
                                                                                                For Each
   Principal                                                                                  $10,000 of
      Amount     Security                                                             Value   Net Assets
--------------------------------------------------------------------------------------------------------
                 West Virginia--1.1%
     $  200M     West Virginia Hosp. Fin. Auth. Rev. Bonds, VR,
                   4.8% (LOC; BankOne)                                          $   200,000      $   114
--------------------------------------------------------------------------------------------------------
                 Wisconsin--2.2%
        375M     Wisconsin Public Power Inc. Sys. Rev. Bonds, 7 1/2%,
                   7/1/10 (Prerefunded 7/1/00)                                      382,500          218
--------------------------------------------------------------------------------------------------------
                 Wyoming--4.6%
        100M     Lincoln County Poll. Ctl. Rev. Bonds, Exxon Project-C,
                   VR, 4.45%                                                        100,000           57
        700M     Lincoln County Poll. Ctl. Rev. Bonds, Exxon Project-D,
                   VR, 4.45%                                                        700,000          399
--------------------------------------------------------------------------------------------------------
                                                                                    800,000          456
--------------------------------------------------------------------------------------------------------
Total Value of Municipal Investments
(cost $17,269,143)+                                            98.4%             17,269,143        9,843
Other Assets, Less Liabilities                                  1.6                 275,214          157
--------------------------------------------------------------------------------------------------------
Net Assets                                                    100.0%            $17,544,357      $10,000
========================================================================================================

The interest rates shown for municipal notes and bonds are the effective rates at the time of purchase by the Fund. Interest rates on variable rate securities are adjusted periodically; the rates shown are the rates that were in effect at June 30, 2000.
The variable rate securities are subject to optional tenders (which are exercised through put options) or mandatory redemptions. The put options are exercisable on a daily, weekly, monthly or semi-annual basis at a price equal to the principal amount plus accrued interest.

+ Aggregate cost for federal income tax purposes is the same.

Summary of Abbreviations:

  CP   Municipal Commercial Paper

  LOC  Letter of Credit

  SPA  Security Purchase Agreement

  VR   Variable Rate Securities

See notes to financial statements





Portfolio of Investments
FIRST INVESTORS INSURED INTERMEDIATE TAX EXEMPT FUND
June 30, 2000

--------------------------------------------------------------------------------------------------------
                                                                                                  Amount
                                                                                                Invested
                                                                                                For Each
   Principal                                                                                  $10,000 of
      Amount     Security                                                             Value   Net Assets
--------------------------------------------------------------------------------------------------------
                 MUNICIPAL BONDS--93.1%
                 Alabama--3.9%
     $  355M     Alabama Drinking Water Fin. Auth. Series "A"
                   5.45% 8/15/2010                                               $  363,431      $   386
--------------------------------------------------------------------------------------------------------
                 Alaska--2.3%
        200M     Anchorage General Obligation 6 1/2% 7/1/2004                       212,000          225
--------------------------------------------------------------------------------------------------------
                 Arizona--5.7%
        250M     Maricopa County Uni. Sch. Dist. Gen. Oblig. #80
                   (Chandler) 6.6% 7/1/2006                                         272,500          290
        250M     Phoenix Civic Impt. Corp. Mun. Facs. Excise Tax Rev.
                   6 3/4% 7/1/2004                                                  267,813          284
--------------------------------------------------------------------------------------------------------
                                                                                    540,313          574
--------------------------------------------------------------------------------------------------------
                 Colorado--2.7%
        250M     Colorado Dept. Trans. Rev. Antic. Nts. 5 1/2% 6/15/2009            258,125          274
--------------------------------------------------------------------------------------------------------
                 Florida--5.1%
                 Osceola County School Board Certificates of Participation:
                 (Four Corners Charter School):
        265M       Series "A" 5 1/4% 8/1/2009                                       268,975          286
        205M       Series "B" 5 1/4% 8/1/2009                                       208,075          221
--------------------------------------------------------------------------------------------------------
                                                                                    477,050          507
--------------------------------------------------------------------------------------------------------
                 Illinois--13.0%
        250M     Chicago Board of Education 6% 12/1/2007                            265,625          283
        250M     Chicago General Obligation 6 1/4% 10/31/2001                       255,312          271
        250M     Northwest Subn. Mun. Jt. Action Water Agy.
                   6.35% 5/1/2006                                                   267,813          285
        400M     Regional Transportation Authority 7 3/4% 6/1/2003                  432,000          459
--------------------------------------------------------------------------------------------------------
                                                                                  1,220,750        1,298
--------------------------------------------------------------------------------------------------------
                 Indiana--4.4%
        400M     Indiana Bd. Bk. Rev. Spec. Proj. Series "A"
                   5 1/2% 2/1/2009                                                  413,500          439
--------------------------------------------------------------------------------------------------------
                 Kentucky--2.5%
        200M     Louisville & Jefferson Met. Sewer District
                   10% 5/15/2004                                                    236,250          251
--------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------------------------------
                                                                                                  Amount
                                                                                                Invested
                                                                                                For Each
   Principal                                                                                  $10,000 of
      Amount     Security                                                             Value   Net Assets
--------------------------------------------------------------------------------------------------------
                 Louisiana--4.3%
     $  400M     Jefferson Parish Hosp. Svc. Dist #2, 5 1/4% 12/1/2005*          $  402,500      $   428
--------------------------------------------------------------------------------------------------------
                 Michigan--11.6%
        300M     Allegan Pub. Schl. Dist. Gen. Oblig. 6 1/2% 5/1/2007               327,000          348
      1,000M     Brighton Area Schl. Dist. Gen. Oblig. Zero Coupon
                   5/1/2005 (prerefunded at $49.325)*                               385,000          409
        350M     Greater Detroit Resources Recovery Authority Revenue
                   6 1/4% 12/13/2007                                                375,812          399
--------------------------------------------------------------------------------------------------------
                                                                                  1,087,812        1,156
--------------------------------------------------------------------------------------------------------
                 Missouri--3.3%
        110M     Springfield Pub. Bldg. Corp. Leasehold Rev.
                   (Jordan Valley Park) Proj. Series "A" 5.65% 6/1/2010             114,675          123
        190M     Springfield Pub. Bldg. Corp. Leasehold Rev.
                   (Springfield Recreational) Proj. Series "B"
                   5.65% 6/1/2010                                                   198,075          211
--------------------------------------------------------------------------------------------------------
                                                                                    312,750          334
--------------------------------------------------------------------------------------------------------
                 New Jersey--3.4%
        100M     Gloucester Cnty. Impt. Auth. Lease Rev. Series "A"
                   5.4% 8/1/2010                                                    102,750          109
        200M     New Jersey Economic Development Authority
                   Market Transition Fac. Rev. 7% 7/1/2004                          216,250          230
--------------------------------------------------------------------------------------------------------
                                                                                    319,000          339
--------------------------------------------------------------------------------------------------------
                 New York--8.1%
        250M     New York City General Obligation 8% 8/1/2005                       284,063          302
        470M     New York State Dorm. Auth. (Anderson Sch. Proj.)
                   5 1/8% 7/1/2009                                                  474,112          504
--------------------------------------------------------------------------------------------------------
                                                                                    758,175          806
--------------------------------------------------------------------------------------------------------
                 Ohio--8.8%
        255M     Bethel & Tate Local Sch. Dist. Classroom Facs. Sch.
                   Impt. 6.65% 12/1/2014                                            291,338          310
        325M     Meigs Local Sch. Dist. 6.55% 12/1/2014                             368,062          390
        170M     Northeastern Local Sch. Dist. 5 1/4% 12/1/2010                     172,763          184
--------------------------------------------------------------------------------------------------------
                                                                                    832,163          884
--------------------------------------------------------------------------------------------------------




Portfolio of Investments (continued)
FIRST INVESTORS INSURED INTERMEDIATE TAX EXEMPT FUND
June 30, 2000

--------------------------------------------------------------------------------------------------------
                                                                                                  Amount
                                                                                                Invested
                                                                                                For Each
   Principal                                                                                  $10,000 of
      Amount     Security                                                             Value   Net Assets
--------------------------------------------------------------------------------------------------------
                 Oklahoma--2.7%
     $  250M     Grady County Indl. Dev. Auth. 5 3/8% 11/1/2009                  $  256,250      $   272
--------------------------------------------------------------------------------------------------------
                 Oregon--3.8%
        250M     Portland Arpt. Way Urban Renewal & Redev. Tax
                   Increment Series "A" 5.3% 6/15/2010                              254,687          271
        100M     Washington Cnty. Sch. Dist. #015 (Forest Grove)
                   5.6% 6/1/2010                                                    104,375          111
--------------------------------------------------------------------------------------------------------
                                                                                    359,062          382
--------------------------------------------------------------------------------------------------------
                 Pennsylvania--5.2%
        270M     Erie Sewer Auth. Swr. Rev. 5.45% 6/1/2010                          277,425          294
        200M     Pennsylvania Intergovernmental Coop. Auth. Spec. Tax
                   Revenue 7% 6/15/2004                                             216,000          230
--------------------------------------------------------------------------------------------------------
                                                                                    493,425          524
--------------------------------------------------------------------------------------------------------
                 Washington--2.3%
        200M     Snohomish & Island Counties Schl. Dist. Gen. Oblig.
                   #401 (Stanwood) 7% 12/15/2005                                    219,250          233
--------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $8,507,004)                                  8,761,806        9,312
--------------------------------------------------------------------------------------------------------
                 SHORT-TERM TAX EXEMPT
                 INVESTMENTS--1.1%
        100M     Puerto Rico Commonwealth Floater Certificates
                   Series "A-1" Adjustable Rate Note 4 3/4%**
                   (cost $100,000)                                                  100,000          107
--------------------------------------------------------------------------------------------------------
Total Value of Municipal Investments (cost $8,607,004)         94.2%              8,861,806        9,419
Other Assets, Less Liabilities                                   5.8                 546,913          581
--------------------------------------------------------------------------------------------------------
Net Assets                                                    100.0%             $9,408,719      $10,000
========================================================================================================

 * Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.
** Interest rates on Adjustable Rate Notes are determined and reset daily by the issuer. The interest rate shown on these securities is the rate in effect at June 30, 2000.

See notes to financial statements





Portfolio of Investments
FIRST INVESTORS INSURED TAX EXEMPT FUND, INC.
June 30, 2000

--------------------------------------------------------------------------------------------------------
                                                                                                  Amount
                                                                                                Invested
                                                                                                For Each
   Principal                                                                                  $10,000 of
      Amount     Security                                                             Value   Net Assets
--------------------------------------------------------------------------------------------------------
                 MUNICIPAL BONDS--100.4%
                 Alabama--1.2%
                 Alabama Water Pollution Control Authority:
    $ 5,205M       5 3/4% 8/15/2012                                            $  5,374,163      $    58
      5,835M       6% 8/15/2014                                                   6,061,106           65
--------------------------------------------------------------------------------------------------------
                                                                                 11,435,269          123
--------------------------------------------------------------------------------------------------------
                 Alaska--.7%
      8,000M     North Slope Boro, Alaska General Obligation Zero
                   Coupon 6/30/2005                                               6,210,000           67
--------------------------------------------------------------------------------------------------------
                 Arizona--1.1%
      8,550M     Arizona State Municipal Financing Program
                   Ctfs. of Partn. 7.7% 8/1/2010                                 10,121,062          109
--------------------------------------------------------------------------------------------------------
                 California--1.6%
      2,665M     California Public Capital Improv. Fin. Auth.
                   8.1% 3/1/2018                                                  2,691,650           29
      4,220M     Long Beach Finance Authority 6% 11/1/2017                        4,531,225           49
                 San Francisco City & County Redevelopment Agency:
      5,000M       6 3/4% 7/1/2004*                                               5,518,750           59
      1,850M       6 3/4% 7/1/2025                                                1,995,688           21
--------------------------------------------------------------------------------------------------------
                                                                                 14,737,313          158
--------------------------------------------------------------------------------------------------------
                 Colorado--1.7%
      5,000M     Denver City & Cnty. Airport Rev. 6% 11/15/2013                   5,387,500           58
                 E-470 Pub. Hwy. Auth. Rev. Cap. Apprec. Series "B":
      8,000M       Zero Coupon 9/1/2019                                           2,560,000           27
     15,165M       Zero Coupon 9/1/2020                                           4,568,456           49
     10,000M       Zero Coupon 9/1/2024                                           2,337,500           25
      5,000M       Zero Coupon 9/1/2025                                           1,093,750           12
--------------------------------------------------------------------------------------------------------
                                                                                 15,947,206          171
--------------------------------------------------------------------------------------------------------
                 Connecticut--2.7%
                 Connecticut State Special Tax Oblig. Rev.
                   Transportation Infrastructure:
     13,500M       6 1/2% 10/1/2011                                              15,153,750          163
      9,000M       6 1/8% 9/1/2012                                                9,742,500          104
--------------------------------------------------------------------------------------------------------
                                                                                 24,896,250          267
--------------------------------------------------------------------------------------------------------




Portfolio of Investments (continued)
FIRST INVESTORS INSURED TAX EXEMPT FUND, INC.
June 30, 2000

--------------------------------------------------------------------------------------------------------
                                                                                                  Amount
                                                                                                Invested
                                                                                                For Each
   Principal                                                                                  $10,000 of
      Amount     Security                                                             Value   Net Assets
--------------------------------------------------------------------------------------------------------
                 Delaware--.8%
    $ 7,000M     Delaware State Economic Dev. Auth. Rev.
                   (Delmarva Pwr.) 7.15% 7/1/2018                              $  7,291,480      $    78
--------------------------------------------------------------------------------------------------------
                 District of Columbia--3.6%
                 Washington, D.C. General Obligation:
      5,495M       Series "A" 6 1/2% 6/1/2009                                     5,996,419           65
     12,765M       Series "E" 6% 6/1/2012                                        13,084,125          140
      5,000M       Series "B" 6% 6/1/2021                                         5,118,750           55
     10,000M       Series "B" 5 1/4% 6/1/2026                                     9,050,000           97
--------------------------------------------------------------------------------------------------------
                                                                                 33,249,294          357
--------------------------------------------------------------------------------------------------------
                 Florida--2.6%
                 Escambia County Utilities Authority:
      5,485M       6 1/4% 1/1/2012                                                6,012,931           65
      5,360M       6 1/4% 1/1/2013                                                5,875,900           63
     10,000M     Lakeland Electric & Water Revenue 6.05% 10/1/2012               10,825,000          116
      1,395M     West Coast Regional Water Supply 10.4% 10/1/2010*                1,898,944           20
--------------------------------------------------------------------------------------------------------
                                                                                 24,612,775          264
--------------------------------------------------------------------------------------------------------
                 Georgia--9.8%
     18,305M     Atlanta Arpt. Rev. Series "A" 5 1/2% 1/1/2026                   17,824,497          191
      6,160M     Fulton County Water & Sewer Revenue
                   6 3/8% 1/1/2014                                                6,760,600           72
      5,000M     Georgia Municipal Electric Authority Power Revenue
                   6 1/4% 1/1/2012                                                5,456,250           59
                 Metropolitan Atlanta Rapid Transit Authority:
      7,500M       6 3/4% 7/1/2004*                                               8,156,250           88
     20,450M       6 1/4% 7/1/2011                                               22,546,125          242
     28,605M       6% 7/1/2013                                                   30,643,106          329
--------------------------------------------------------------------------------------------------------
                                                                                 91,386,828          981
--------------------------------------------------------------------------------------------------------
                 Hawaii--2.0%
                 Hawaii State General Obligation:
      5,500M       6% 10/1/2009                                                   5,823,125           63
      6,000M       6% 10/1/2010                                                   6,360,000           68
      6,000M     Honolulu General Obligation 5 3/4% 4/1/2012                      6,253,650           67
--------------------------------------------------------------------------------------------------------
                                                                                 18,436,775          198
--------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------------------------------
                                                                                                  Amount
                                                                                                Invested
                                                                                                For Each
   Principal                                                                                  $10,000 of
      Amount     Security                                                             Value   Net Assets
--------------------------------------------------------------------------------------------------------
                 Illinois--16.2%
                 Chicago Board of Education Lease Certificates:
    $ 5,000M       6% 1/1/2016                                                 $  5,281,250      $    57
     36,200M       6% 1/1/2020                                                   37,557,500          403
                 Chicago General Obligation:
      7,000M       6% 7/1/2005*                                                   7,481,250           80
     16,660M       6 1/8% 7/1/2005*                                              17,888,675          192
                 Chicago O'Hare International Airport Revenue:
     14,570M       6 3/8% 1/1/2012                                               15,517,050          167
     10,000M       6 3/8% 1/1/2015                                               10,450,000          112
     16,750M     Illinois Development Finance Auth. Poll. Control
                   Rev. 6 3/4% 3/1/2015                                          17,901,562          192
                 Illinois Development Finance Auth. Revenue
                   (Rockford School 205):
      3,400M       6.55% 2/1/2009                                                 3,744,250           40
      5,000M       6.6% 2/1/2010                                                  5,543,750           60
      3,000M       6.65% 2/1/2011                                                 3,345,000           36
      5,000M     Illinois State 5 5/8% 4/1/2015                                   5,062,500           54
                 Illinois State First Series:
      3,000M       6 1/8% 1/1/2015                                                3,146,250           34
      5,250M       6 1/8% 1/1/2016                                                5,486,250           59
      4,000M     Regional Transportation Authority 7 3/4% 6/1/2019                4,970,000           53
                 Will County School District General Obligation:
      3,600M       7% 12/1/2007                                                   4,032,000           43
      2,080M       7.05% 12/1/2008                                                2,355,600           25
      1,175M       7.1% 12/1/2009                                                 1,345,375           14
--------------------------------------------------------------------------------------------------------
                                                                                151,108,262        1,621
--------------------------------------------------------------------------------------------------------
                 Indiana--.7%
      4,070M     Delaware County Hosp. Auth. (Ball Memorial Hosp.)
                   6 5/8% 8/1/2001*                                               4,239,800           45
      2,005M     Indiana Housing Fin. Auth. Single-Family Mtge. Rev.
                   7.6% 1/1/2016                                                  2,046,905           22
--------------------------------------------------------------------------------------------------------
                                                                                  6,286,705           67
--------------------------------------------------------------------------------------------------------




Portfolio of Investments (continued)
FIRST INVESTORS INSURED TAX EXEMPT FUND, INC.
June 30, 2000

--------------------------------------------------------------------------------------------------------
                                                                                                  Amount
                                                                                                Invested
                                                                                                For Each
   Principal                                                                                  $10,000 of
      Amount     Security                                                             Value   Net Assets
--------------------------------------------------------------------------------------------------------
                 Louisiana--4.6%
                 Louisiana State General Obligation:
    $14,555M       6% 5/1/2004*                                                $ 15,391,912      $   165
     14,000M       6% 5/1/2004*                                                  14,805,000          159
      8,050M       6.1% 5/1/2004*                                                 8,543,063           92
     15,000M     New Orleans Regional Transit Auth. Sales Tax Rev.
                   Zero Coupon 12/1/2021                                          4,218,750           45
--------------------------------------------------------------------------------------------------------
                                                                                 42,958,725          461
--------------------------------------------------------------------------------------------------------
                 Maryland--.6%
                 Baltimore Public Improvement Series "A":
      1,700M       5 1/2% 10/15/2018                                              1,680,875           18
      2,065M       5 1/2% 10/15/2019                                              2,028,862           22
      2,100M       5 1/2% 10/15/2020                                              2,055,375           22
--------------------------------------------------------------------------------------------------------
                                                                                  5,765,112           62
--------------------------------------------------------------------------------------------------------
                 Massachusetts--8.3%
     10,025M     Boston, Mass. Water & Sewer 5 3/4% 11/1/2013                    10,501,188          113
                 Mass. Bay Transportation Authority Gen. Sys. Rev.:
      9,080M       5.8% 3/1/2012                                                  9,556,700          103
     10,775M       5.8% 3/1/2013                                                 11,300,281          121
     10,000M       5 7/8% 3/1/2015                                               10,512,500          113
      6,240M     Mass. Housing Finance Agency 6% 12/1/2012                        6,380,400           68
     20,550M     Mass. State General Obligation 6% 8/1/2009                      22,014,187          236
      6,000M     Mass. State Water Res. Auth. 6 1/2% 7/15/2019                    6,675,000           72
--------------------------------------------------------------------------------------------------------
                                                                                 76,940,256          826
--------------------------------------------------------------------------------------------------------
                 Michigan--2.5%
     10,000M     Michigan State General Obligation 6 1/4% 11/1/2012              10,950,000          118
                 Michigan State Housing Development Authority
                   Single-Family Mortgage Revenue:
      2,595M       7 1/2% 6/1/2015                                                2,648,587           28
      2,005M       7.3% 12/1/2016                                                 2,047,606           22
      4,500M     Monroe County Econ. Dev. Corp. (Detroit Edison Co.)
                   6.95% 9/1/2022                                                 5,191,875           56
      3,000M     Rochester Cmnty. Sch. Dist. Series "I" 5 5/8% 5/1/2017           3,022,500           32
--------------------------------------------------------------------------------------------------------
                                                                                 23,860,568          256
--------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------------------------------
                                                                                                  Amount
                                                                                                Invested
                                                                                                For Each
   Principal                                                                                  $10,000 of
      Amount     Security                                                             Value   Net Assets
--------------------------------------------------------------------------------------------------------
                 Minnesota--1.3%
    $ 1,275M     Eden Prairie Multi-Family Housing 8% 7/1/2026                 $  1,305,281      $    14
     10,000M     St. Cloud Healthcare Rev. (St. Cloud Hosp. Oblig.
                   Group-A) 5 3/4% 5/1/2026                                       9,825,000          106
      1,240M     St. Paul Hsg. & Red. Auth. (Como-Lake Proj.)
                   7 1/2% 3/1/2026 (Defaulted)(Note 1A)                           1,252,400           13
--------------------------------------------------------------------------------------------------------
                                                                                 12,382,681          133
--------------------------------------------------------------------------------------------------------
                 Missouri--3.1%
                 Missouri State Health & Educational
                 Facilities Authority:
                   BJC Health System Series "A":
      6,840M         6 3/4% 5/15/2010                                             7,737,750           83
     10,175M         6 3/4% 5/15/2011                                            11,523,187          124
     10,000M       Lester E. Cox Medical Center
                     Zero Coupon 9/1/2016                                         3,962,500           42
      5,245M       SSM Health Care 6 1/4% 6/1/2007                                5,454,800           59
--------------------------------------------------------------------------------------------------------
                                                                                 28,678,237          308
--------------------------------------------------------------------------------------------------------
                 Nevada--.6%
                 Las Vegas New Convention & Visitors
                   Authority Revenue:
      3,500M       5 3/4% 7/1/2015                                                3,565,625           38
      2,500M       5 3/4% 7/1/2017                                                2,500,000           27
--------------------------------------------------------------------------------------------------------
                                                                                  6,065,625           65
--------------------------------------------------------------------------------------------------------
                 New Jersey--1.7%
      5,000M     New Jersey State Transportation Auth. Series "A"
                   5 3/4% 6/15/2018                                               5,150,000           55
     10,000M     New Jersey State Tran. Corp. Ctfs. Fed. Tran. Admin.
                   Grants Series "A" 5 3/4% 9/15/2011                            10,437,500          112
--------------------------------------------------------------------------------------------------------
                                                                                 15,587,500          167
--------------------------------------------------------------------------------------------------------
                 New Mexico--.3%
      1,000M     Farmington Power Rev. Gen. Dev. 9 7/8% 7/1/2005*                 1,198,750           13
      2,005M     New Mexico Mortgage Finance Authority
                   Single-Family Mortgage 8% 1/1/2017                             2,010,574           21
--------------------------------------------------------------------------------------------------------
                                                                                  3,209,324           34
--------------------------------------------------------------------------------------------------------




Portfolio of Investments (continued)
FIRST INVESTORS INSURED TAX EXEMPT FUND, INC.
June 30, 2000

--------------------------------------------------------------------------------------------------------
                                                                                                  Amount
                                                                                                Invested
                                                                                                For Each
   Principal                                                                                  $10,000 of
      Amount     Security                                                             Value   Net Assets
--------------------------------------------------------------------------------------------------------
                 New York--7.8%
    $ 5,000M     New York City General Obligation 5 3/4% 5/15/2024             $  4,981,250      $    53
     22,250M     New York City Municipal Water Finance Auth. Rev.
                   6% 6/15/2021                                                  23,279,062          250
                 New York State Dorm. Auth Rev.
                   New York University:
      5,000M         5 7/8% 5/15/2017                                             5,243,750           56
      6,000M         5 5/8% 7/1/2019                                              5,977,500           64
     10,000M       Series "A" 5 3/4% 7/1/2027                                    10,112,500          109
      5,000M     New York State General Obligation 6% 6/15/2011                   5,231,250           56
      6,385M     New York State Housing Finance Agency Rev.
                   5 7/8% 11/1/2010                                               6,560,588           70
      5,840M     Suffolk County, N.Y. Indl. Dev. Agcy. Southwest
                   Sewer Sys. 6% 2/1/2008                                         6,212,300           67
      5,000M     Suffolk County, N.Y. Judicial Facs. Agy. (John P.
                   Cohalan Complex) 5 3/4% 10/15/2013                             5,187,500           56
--------------------------------------------------------------------------------------------------------
                                                                                 72,785,700          781
--------------------------------------------------------------------------------------------------------
                 North Carolina--2.0%
                 North Carolina Municipal Power Agency (Catawba):
      8,950M       6% 1/1/2010                                                    9,408,687          101
      8,945M       6% 1/1/2011                                                    9,403,431          101
--------------------------------------------------------------------------------------------------------
                                                                                 18,812,118          202
--------------------------------------------------------------------------------------------------------
                 North Dakota--1.3%
     10,500M     Mercer County Poll. Ctrl. Rev. (Basin Electric
                   Power Coop.) 7.2% 6/30/2013                                   12,114,375          130
--------------------------------------------------------------------------------------------------------
                 Ohio--.7%
      6,000M     Jefferson Cnty. Jail Constr. 5 3/4% 12/1/2019                    6,180,000           66
--------------------------------------------------------------------------------------------------------
                 Oklahoma--1.8%
      9,000M     Grand River Dam Authority Revenue 5 3/4% 6/1/2008                9,427,500          101
      5,540M     Oklahoma State Ind. Dev. Auth. (Intregris Health
                   System) 6% 8/15/2017                                           5,595,400           60
      1,420M     Tulsa County Home Fin. Auth. Single-Family Mtge.
                   7.35% 11/1/2010                                                1,459,874           16
--------------------------------------------------------------------------------------------------------
                                                                                 16,482,774          177
--------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------------------------------
                                                                                                  Amount
                                                                                                Invested
                                                                                                For Each
   Principal                                                                                  $10,000 of
      Amount     Security                                                             Value   Net Assets
--------------------------------------------------------------------------------------------------------
                 Oregon--1.2%
    $11,450M     Salem-Keizer School District General Obligation
                   5 3/8% 6/1/2014                                            $  11,464,313     $    123
--------------------------------------------------------------------------------------------------------
                 Pennsylvania--2.0%
      5,000M     Pennsylvania State General Obligation
                   6 3/4% 11/15/2013                                              5,406,250           58
     12,050M     Pittsburgh Water & Sewer Authority 6 1/2% 9/1/2013              13,420,687          144
--------------------------------------------------------------------------------------------------------
                                                                                 18,826,937          202
--------------------------------------------------------------------------------------------------------
                 Puerto Rico--.5%
      4,550M     Puerto Rico Commonwealth Highway & Transportation
                   Auth. Rev. 5 3/4% 7/1/2018                                     4,652,375           50
--------------------------------------------------------------------------------------------------------
                 South Dakota--.5%
      3,855M     South Dakota Health & Edl. Facs. Auth. (McKennan
                   Hosp.) 7 5/8% 7/1/2006*                                        4,486,256           48
--------------------------------------------------------------------------------------------------------
                 Texas--12.0%
                 Austin, Texas Utilities System Revenue:
      3,000M       8 5/8% 5/15/2002*                                              3,206,250           34
     16,000M       6% 11/15/2013                                                 17,080,000          183
     30,465M       Zero Coupon 5/15/2018                                         10,700,831          115
     29,410M       Zero Coupon 5/15/2019                                          9,631,775          103
      5,000M     Bexar County, Texas Health Facs. (Baptist Memorial)
                   6 3/4% 8/15/2004*                                              5,450,000           59
                 Harris County Toll Road Senior Lien:
      8,375M       Series "A" 6 1/2% 8/15/2002*                                   8,835,625           95
     11,065M       Series "A" 6 1/2% 8/15/2012                                   12,351,306          133
      7,305M       Series "A" 6 1/2% 8/15/2013                                    8,145,075           87
                 Houston Water Conveyance System Ctfs. of Partn.:
      2,250M       6 1/4% 12/15/2012                                              2,446,875           26
      4,705M       6 1/4% 12/15/2013                                              5,134,331           55
      4,950M       6 1/4% 12/15/2014                                              5,407,875           58
      6,035M       6 1/4% 12/15/2015                                              6,555,519           70
      5,500M     Houston Water & Sewer Sys. Rev. Series "A"
                   6.2% 12/1/2005*                                                5,864,375           63
      5,300M     Rio Grande Valley Hlth. Fac. Dev. Corp.
                   (Valley Baptist Med. Ctr.) 6.4% 8/1/2012                       5,525,250           59
      5,000M     Texas Public Fin. Auth. 6.2% 2/1/2005                            5,268,750           57
--------------------------------------------------------------------------------------------------------
                                                                                111,603,837        1,197
--------------------------------------------------------------------------------------------------------




Portfolio of Investments (continued)
FIRST INVESTORS INSURED TAX EXEMPT FUND, INC.
June 30, 2000

--------------------------------------------------------------------------------------------------------
                                                                                                  Amount
                                                                                                Invested
                                                                                                For Each
   Principal                                                                                  $10,000 of
      Amount     Security                                                             Value   Net Assets
--------------------------------------------------------------------------------------------------------
                 Utah--.9%
    $ 2,000M     Provo, Utah Electric System Revenue
                   10 3/8% 9/15/2015                                           $  2,755,000      $    30
                 Salt Lake County Water Conservancy
                   District Revenue:
      3,800M       Zero Coupon 10/1/2011                                          2,071,000           22
      3,800M       Zero Coupon 10/1/2012                                          1,942,750           21
      3,760M       Zero Coupon 10/1/2013                                          1,809,500           19
--------------------------------------------------------------------------------------------------------
                                                                                  8,578,250           92
--------------------------------------------------------------------------------------------------------
                 Washington--.5%
     15,665M     Washington State Zero Coupon 1/1/2021                            4,640,756           50
--------------------------------------------------------------------------------------------------------
                 Wisconsin--1.5%
     12,000M     Superior, Wisconsin Limited Obligation Rev.
                   (Midwest Energy) 6.9% 8/1/2021                                13,800,000          148
--------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $882,629,115)                              935,594,938       10,039
--------------------------------------------------------------------------------------------------------
                 SHORT-TERM TAX EXEMPT
                 INVESTMENTS--.1%
        900M     Masschusetts State Indl. Fin. Agy. Revenue (Showa
                   Women's Inst.) Adjustable Rate Note 4 3/4%**                     900,000           10
        100M     Puerto Rico Commonwealth Floater Certificates
                   Series "A-1" Adjustable Rate Note 4 3/4%**                       100,000            1
--------------------------------------------------------------------------------------------------------
Total Value of Short-Term Tax Exempt Investments
  (cost $1,000,000)                                                               1,000,000           11
--------------------------------------------------------------------------------------------------------
Total Value of Municipal Investments
  (cost $883,629,115)                                         100.5%            936,594,938       10,050
Excess of Liabilities Over Other Assets                         (.5)             (4,633,850)         (50)
--------------------------------------------------------------------------------------------------------
Net Assets                                                    100.0%           $931,961,088      $10,000
========================================================================================================

 * Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.
** Interest rates on Adjustable Rate Notes are determined and reset daily by the issuer. The interest rate shown on these securities is the rate in effect at June 30, 2000.

See notes to financial statements





Portfolio of Investments
FIRST INVESTORS NEW YORK INSURED TAX FREE FUND, INC.
June 30, 2000

--------------------------------------------------------------------------------------------------------
                                                                                                  Amount
                                                                                                Invested
                                                                                                For Each
   Principal                                                                                  $10,000 of
      Amount     Security                                                             Value   Net Assets
--------------------------------------------------------------------------------------------------------
                 MUNICIPAL BONDS--98.8%
                 Education--21.2%
                 New York State Dormitory Authority Revenues:
                   City University:
     $2,000M         5 3/4% 7/1/2012                                           $  2,090,000      $   128
      5,955M         5 3/4% 7/1/2013                                              6,245,306          382
      3,000M         6% 7/1/2020                                                  3,146,250          193
      2,350M       Colgate University 6% 7/1/2021                                 2,458,688          150
                   New York University:
      1,610M         6% 7/1/2018                                                  1,704,587          104
      6,000M         5 3/4% 7/1/2027                                              6,067,500          371
      1,000M       Pace University 6 1/2% 7/1/2012                                1,120,000           69
                   Special Act School Districts Program:
      1,375M         6% 7/1/2012                                                  1,466,094           90
      1,460M         6% 7/1/2013                                                  1,547,600           95
                   State University Educational Facilities:
      1,000M         5 7/8% 5/15/2011                                             1,066,250           65
      3,500M         5 1/2% 5/15/2013                                             3,587,500          220
      2,000M         5 1/4% 5/15/2015                                             1,982,500          121
      2,210M         5 1/4% 5/15/2018                                             2,116,075          130
--------------------------------------------------------------------------------------------------------
                                                                                 34,598,350        2,118
--------------------------------------------------------------------------------------------------------
                 General Obligation--23.1%
                 Buffalo:
      1,040M       6% 12/1/2013                                                   1,107,600           68
      1,065M       6% 12/1/2014                                                   1,123,575           69
      1,250M     Monroe County 6% 3/1/2015                                        1,335,938           82
                 Nassau County:
      3,845M       6 1/2% 11/1/2004*                                              4,215,081          258
      4,355M       5.7% 8/1/2012                                                  4,480,206          274
                 New York City:
      3,355M       6.95% 8/15/2004*                                               3,665,337          224
      3,000M       6.2% 8/1/2008                                                  3,228,750          198
      1,000M       7 1/4% 3/15/2018                                               1,018,860           62
      4,570M       5 3/4% 5/15/2024                                               4,552,863          279
                 Niagara Falls Public Improvement:
      1,340M       7 1/2% 3/1/2012                                                1,614,700           99
      1,680M       7 1/2% 3/1/2015                                                2,049,600          125
      1,600M       7 1/2% 3/1/2018                                                1,958,000          120
      1,750M     North Hempstead 6.4% 4/1/2012                                    1,942,500          119
--------------------------------------------------------------------------------------------------------




Portfolio of Investments (continued)
FIRST INVESTORS NEW YORK INSURED TAX FREE FUND, INC.
June 30, 2000

--------------------------------------------------------------------------------------------------------
                                                                                                  Amount
                                                                                                Invested
                                                                                                For Each
   Principal                                                                                  $10,000 of
      Amount     Security                                                             Value   Net Assets
--------------------------------------------------------------------------------------------------------
                 General Obligation (continued)
     $1,100M     Puerto Rico Commonwealth 6 1/4% 7/1/2013                      $  1,218,250      $    75
      4,000M     Puerto Rico Municipal Finance Agency 6% 8/1/2015                 4,235,000          259
--------------------------------------------------------------------------------------------------------
                                                                                 37,746,260        2,311
--------------------------------------------------------------------------------------------------------
                 Health Care--10.1%
      5,500M     New York State Dorm. Auth. Rev. Mem. Sloan
                   Kettering Cancer Ctr. 5 3/4% 7/1/2020                          5,568,750          341
                 New York State Medical Care Facilities Agency:
      2,000M       Beth Israel Hospital 7 1/2% 11/1/2000*                         2,059,580          126
      1,850M       Long Term Health Care 7 3/8% 11/1/2011                         1,884,632          115
                   Mental Health Services Facilities:
      4,915M         6 1/2% 8/15/2004*                                            5,332,775          327
        855M         7 3/8% 2/15/2014                                               869,962           53
        830M         7.7% 2/15/2018                                                 831,660           51
--------------------------------------------------------------------------------------------------------
                                                                                 16,547,359        1,013
--------------------------------------------------------------------------------------------------------
                 Housing--2.3%
      3,655M     New York State Housing Finance Agency
                   6.05% 5/1/2011                                                 3,796,631          233
--------------------------------------------------------------------------------------------------------
                 Transportation--20.4%
                 Metropolitan Transit Authority of New York:
                   Commuter Facilities Series:
      5,000M         6 1/8% 7/1/2004*                                             5,325,000          326
      3,380M         5 1/4% 7/1/2011                                              3,405,350          208
      2,565M         5 1/4% 7/1/2012                                              2,568,206          157
      1,000M       Dedicated Tax Fund Series "A" 5 1/2% 4/1/2015                  1,017,500           62
      3,200M       Transit Facilities Series 5 1/2% 7/1/2017                      3,224,000          197
      1,500M     New York State Thruway Auth. Hwy. & Brdg.
                   6% 4/1/2015                                                    1,576,875           97
                 Puerto Rico Commonwealth Highway &
                   Transportation Authority:
      3,060M       6 1/4% 7/1/2014                                                3,377,475          207
      5,000M       6% 7/1/2018                                                    5,368,750          329
      6,900M     Triborough Bridge & Tunnel Authority Series "Y"
                   6% 1/1/2012                                                    7,408,875          454
--------------------------------------------------------------------------------------------------------
                                                                                 33,272,031        2,037
--------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------------------------------
                                                                                                  Amount
                                                                                                Invested
                                                                                                For Each
   Principal                                                                                  $10,000 of
      Amount     Security                                                             Value   Net Assets
--------------------------------------------------------------------------------------------------------
                 Utilities--10.3%
                 New York City Municipal Water Finance Authority:
     $4,975M       5 7/8% 6/15/2001*                                           $  5,298,375      $   324
      2,000M       5 7/8% 6/15/2013                                               2,120,000          130
      2,750M       6% 6/15/2021                                                   2,877,188          176
      6,165M     Suffolk County Water Authority 6% 6/1/2017                       6,550,313          401
--------------------------------------------------------------------------------------------------------
                                                                                 16,845,876        1,031
--------------------------------------------------------------------------------------------------------
                 Other Revenue--11.4%
      1,000M     New York State Dorm. Auth. Rev. (Suffolk County
                   Jud. Facs.) 7 3/8% 7/1/2016                                    1,171,250           72
      3,190M     New York State Urban Development Corporation
                   Revenue (State Facilities) 5.6% 4/1/2015                       3,277,725          201
                 Puerto Rico Public Buildings Authority:
      1,250M       6 1/4% 7/1/2013                                                1,378,125           84
      2,035M       6 1/4% 7/1/2015                                                2,241,044          137
      7,000M       5 1/2% 7/1/2021                                                7,026,250          430
                 Suffolk County Judicial Facs. Agency (John P.
                   Cohalan Complex):
      1,000M       5 1/4% 10/15/2015                                                978,750           60
      2,720M       5% 4/15/2016                                                   2,556,800          157
--------------------------------------------------------------------------------------------------------
                                                                                 18,629,944        1,141
--------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $154,960,184)                              161,436,451        9,884
--------------------------------------------------------------------------------------------------------




Portfolio of Investments (continued)
FIRST INVESTORS NEW YORK INSURED TAX FREE FUND, INC.
June 30, 2000

--------------------------------------------------------------------------------------------------------
                                                                                                  Amount
                                                                                                Invested
                                                                                                For Each
   Principal                                                                                  $10,000 of
      Amount     Security                                                             Value   Net Assets
--------------------------------------------------------------------------------------------------------
                 SHORT-TERM TAX EXEMPT
                 INVESTMENTS--2.5%
     $3,500M     Long Island Pwr. Auth. (NY Electric System
                   Revenue) Adjustable Rate Note 4.45%**                       $  3,500,000      $   214
        600M     New York State Energy Research & Dev. Auth
                   Pollution Control Rev. (Niagara Mohawk Pwr.)
                   Adjustable Rate Note 4 3/4%**                                    600,000           37
--------------------------------------------------------------------------------------------------------
Total Value of Short-Term Tax Exempt Investments
  (cost $4,100,000)                                                               4,100,000        4,251
--------------------------------------------------------------------------------------------------------
Total Value of Municipal Investments
  (cost $159,060,184)                                         101.3%            165,536,451       10,135
Excess of Liabilities Over Other Assets                        (1.3)             (2,203,804)        (135)
--------------------------------------------------------------------------------------------------------
Net Assets                                                    100.0%           $163,332,647      $10,000
========================================================================================================

 * Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.
** Interest rates on Adjustable Rate Notes are determined and reset daily by the issuer. The interest rate shown on these securities is the rate in effect at June 30, 2000.

See notes to financial statements





Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--ARIZONA FUND
June 30, 2000

--------------------------------------------------------------------------------------------------------
                                                                                                  Amount
                                                                                                Invested
                                                                                                For Each
   Principal                                                                                  $10,000 of
      Amount     Security                                                             Value   Net Assets
--------------------------------------------------------------------------------------------------------
                 MUNICIPAL BONDS--96.2%
                 Certificates of Participation--4.7%
                 Arizona State:
     $  100M       6.1% 5/1/2007                                                $   104,250      $    80
        375M       6 1/4% 9/1/2010                                                  393,281          302
        100M     Arizona State Municipal Financing Program
                   7.7% 8/1/2010                                                    118,375           91
--------------------------------------------------------------------------------------------------------
                                                                                    615,906          473
--------------------------------------------------------------------------------------------------------
                 Education--3.9%
        500M     Arizona State Univ. Revs. Sys. 5.65% 7/1/2014                      511,250          393
--------------------------------------------------------------------------------------------------------
                 General Obligation--32.3%
                 Maricopa County School District:
        235M       #3 (Tempe) 7.3% 7/1/2009                                         273,188          210
        400M       #11 (Peoria) 6.1% 7/1/2010                                       418,500          322
        100M       #14 (Creighton) 7 7/8% 7/1/2006                                  115,250           89
      1,000M       #41 (Gilbert) Zero Coupon 1/1/2008                               682,500          526
        300M       #68 (Alhambra) 6 3/4% 7/1/2014                                   324,750          250
        525M       #80 (Chandler) 6 1/4% 7/1/2011                                   572,906          441
        275M       #80 (Chandler) 6 1/4% 7/1/2011                                   301,469          232
        200M       #213 (Tempe) 7% 7/1/2008                                         226,250          174
        500M     Pima County 5% 7/1/2014                                            483,125          372
        100M     Pima County Unified School District #13
                   (Tanque Verde) 6.7% 7/1/2010                                     108,625           84
        200M     Santa Cruz County School District #35, 6% 7/1/2008                 209,250          161
                 Yavapai County:
        230M       Elementary School District #6
                     (Cottonwood-Oak Creek) 6.7% 7/1/2009                           245,813          189
        215M       Elementary School District #28
                     (Camp Verde) 6% 7/1/2008                                       226,556          175
--------------------------------------------------------------------------------------------------------
                                                                                  4,188,182        3,225
--------------------------------------------------------------------------------------------------------




Portfolio of Investments (continued)
First Investors Multi-State Insured Tax Free Fund--ARIZONA FUND
June 30, 2000

--------------------------------------------------------------------------------------------------------
                                                                                                  Amount
                                                                                                Invested
                                                                                                For Each
   Principal                                                                                  $10,000 of
      Amount     Security                                                             Value   Net Assets
--------------------------------------------------------------------------------------------------------
                 Health Care--13.7%
     $  650M     Maricopa County Ind. Dev. Auth.
                   (Samaritan Health Svcs.) 7% 12/1/2016                        $   753,187      $   580
        600M     Mesa Ind. Dev. Auth. (Discovery Health System)
                   5 7/8% 1/1/2016                                                  614,250          473
        100M     Mohave County Hosp. Dist. #1 (Kingman Reg.
                   Med. Ctr.) 6.45% 6/1/2008                                        103,750           80
        300M     Pima County Ind. Dev. Auth. (Tucson Med. Ctr.)
                   6 3/8% 4/1/2012                                                  312,375          240
--------------------------------------------------------------------------------------------------------
                                                                                  1,783,562        1,373
--------------------------------------------------------------------------------------------------------
                 Housing--1.8%
         80M     Phoenix Hsg. Fin. Corp. Mtg. Rev. 6.65% 7/1/2006                    80,200           62
        150M     Phoenix Ind. Dev. Auth. (Ventana Palms Apts.)
                   6.1% 10/1/2019                                                   152,250          117
--------------------------------------------------------------------------------------------------------
                                                                                    232,450          179
--------------------------------------------------------------------------------------------------------
                 Transportation--12.3%
        385M     Phoenix Airport Revenue 6 1/4% 7/1/2012                            407,619          314
                 Puerto Rico Commonwealth Hwy. & Trans. Authority:
        250M       5 3/4% 7/1/2018                                                  255,625          197
        500M       6% 7/1/2018                                                      536,875          413
        400M     Tucson Street & Hwy. User Rev. 5 3/8% 7/1/2014                     401,000          309
--------------------------------------------------------------------------------------------------------
                                                                                  1,601,119        1,233
--------------------------------------------------------------------------------------------------------
                 Utilities--15.7%
        200M     Central Arizona Water Conservation District
                   Zero Coupon 5/1/2005                                             157,500          121
        200M     Chandler Water & Sewer Revenue 7 1/4% 7/1/2013                     236,750          182
        225M     Gilbert Water & Sewer Revenue 6 1/2% 7/1/2012                      238,219          184
        350M     Mesa Utility Systems Revenue 6 1/8% 7/1/2007*                      378,437          292
        100M     Peoria Water & Sewer Revenue 6.6% 7/1/2000*                        101,000           78
        260M     Phoenix Civic Impt. Corp. Wastewater Sys. Rev.
                   6 1/4% 7/1/2017                                                  274,300          211
        355M     Puerto Rico Aqueduct & Sewer Authority 5% 7/1/2019                 333,700          257
        250M     Tucson Water Revenue 8% 7/1/2013                                   311,875          240
--------------------------------------------------------------------------------------------------------
                                                                                  2,031,781        1,565
--------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------------------------------
                                                                                                  Amount
                                                                                                Invested
                                                                                                For Each
   Principal                                                                                  $10,000 of
      Amount     Security                                                             Value   Net Assets
--------------------------------------------------------------------------------------------------------
                 Other Revenue--11.8%
     $  305M     Casa Grande Excise Tax Rev. 6.1% 4/1/2009                      $   319,106      $   246
        250M     Greater Arizona Dev. Auth. Series "A" 6% 8/1/2015                  260,625          201
        125M     Phoenix Civic Impt. Mun. Facs. Excise Tax Rev.
                   6.6% 7/1/2004*                                                   135,625          104
        400M     Sierra Vista Mun. Ppty. Corp. Mun. Facs. Rev.
                   6% 1/1/2011                                                      416,500          321
        400M     Surprise Mun. Ppty. Corp. Excise Tax Rev.
                   5 3/8% 7/1/2014                                                  399,000          307
--------------------------------------------------------------------------------------------------------
                                                                                  1,530,856        1,179
--------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $11,902,104)                                12,495,106        9,620
--------------------------------------------------------------------------------------------------------
                 SHORT-TERM TAX EXEMPT
                 INVESTMENTS--1.5%
        200M     Puerto Rico Commonwealth Floater Certificates
                   Series "A-1" Adjustable Rate Note 4 3/4%**
                   (cost $200,000)                                                  200,000          154
--------------------------------------------------------------------------------------------------------
Total Value of Municipal Investments
  (cost $12,102,104)                                           97.7%             12,695,106        9,774
Other Assets, Less Liabilities                                  2.3                 294,154          226
--------------------------------------------------------------------------------------------------------
Net Assets                                                    100.0%            $12,989,260      $10,000
========================================================================================================

 * Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.
** Interest rates on Adjustable Rate Notes are determined and reset daily by the issuer. The interest rate shown on these securities is the rate in effect at June 30, 2000.

See notes to financial statements





Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--CALIFORNIA FUND
June 30, 2000

--------------------------------------------------------------------------------------------------------
                                                                                                  Amount
                                                                                                Invested
                                                                                                For Each
   Principal                                                                                  $10,000 of
      Amount     Security                                                             Value   Net Assets
--------------------------------------------------------------------------------------------------------
                 MUNICIPAL BONDS--98.2%
                 Certificates of Participation--6.8%
     $  500M     Castaic Lake Water Agency Water System Impt. Proj.
                   7% 8/1/2012                                                   $  591,250      $   402
        375M     San Diego County Inmate Reception Center
                   6 3/4% 8/1/2004*                                                 414,844          282
--------------------------------------------------------------------------------------------------------
                                                                                  1,006,094          684
--------------------------------------------------------------------------------------------------------
                 General Obligation--24.1%
        500M     Fontana School District 5 3/4% 5/1/2022                            505,000          343
        650M     Jefferson High Sch. Dist. (San Mateo Cnty.)
                   6 1/4% 2/1/2016                                                  719,062          489
      1,000M     Placer High Sch. Dist. Cap. Apprec. Zero Coupon
                   8/1/2024                                                         241,250          164
        600M     Pomona School District 6.55% 8/1/2029                              676,500          460
                 Walnut Valley School District:
        750M       6% 8/1/2012                                                      814,687          554
        500M       7.2% 2/1/2016                                                    586,250          399
--------------------------------------------------------------------------------------------------------
                                                                                  3,542,749        2,409
--------------------------------------------------------------------------------------------------------
                 Utilities--1.9%
        250M     Fresno Sewer Revenue 6 1/4% 9/1/2014                               278,438          189
--------------------------------------------------------------------------------------------------------
                 Transportation--4.9%
        700M     Puerto Rico Commonwealth Hwy. & Trans. Auth. Rev.
                   5 3/4% 7/1/2018                                                  715,750          487
--------------------------------------------------------------------------------------------------------
                 Other Revenue--60.5%
        500M     Barstow Redevelopment Agency 7% 9/1/2014                           591,250          402
        100M     California Public Capital Impt. Fin. Auth. Rev.
                   8.1% 3/1/2018                                                    101,000           69
      1,000M     California State Public Works Board 6 1/2% 12/1/2008             1,125,000          765
      1,000M     Long Beach Financing Authority Revenue
                   6% 11/1/2017                                                   1,073,750          730
        300M     Sacramento Redev. Agency Merged Downtown Redev.
                   Proj. 6 3/4% 11/1/2005                                           308,499          210
        640M     San Francisco City & Cnty. Pkg. Auth. Rev.
                   7% 6/1/2005*                                                     723,200          492
        500M     San Francisco City & Cnty. Redev. Agy. (Moscone Ctr.)
                   6 3/4% 7/1/2015                                                  545,625          371
--------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------------------------------
                                                                                                  Amount
                                                                                                Invested
                                                                                                For Each
   Principal                                                                                  $10,000 of
      Amount     Security                                                             Value   Net Assets
--------------------------------------------------------------------------------------------------------
                 Other Revenue (continued)
     $  500M     San Jose Redevelopment Agency 6% 8/1/2015                       $  541,875      $   369
        700M     San Mateo Joint Powers Authority Lease Revenue
                   6 1/2% 7/1/2015                                                  794,500          540
        500M     San Rafael Redevelopment Agency 6.45% 12/1/2017                    526,250          358
        500M     Santa Ana Financing Authority Lease Rev.
                   6 1/4% 7/1/2015                                                  555,000          377
        500M     Santa Margarita/Dana Point Impt. Dist. 7 1/4% 8/1/2010             593,750          404
        750M     South Gate Public Financing Authority 6% 10/1/2012                 824,062          560
        500M     South Orange County Public Finance Authority
                   7% 9/1/2011                                                      590,000          401
--------------------------------------------------------------------------------------------------------
                                                                                  8,893,761        6,048
--------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $13,372,445)                                14,436,792        9,817
--------------------------------------------------------------------------------------------------------
                 SHORT-TERM TAX EXEMPT
                 INVESTMENTS--3.4%
        500M     Puerto Rico Commonwealth Floater Certificates
                   Series "A-1" Adjustable Rate Note 4 3/4%**
                   (cost $500,000)                                                  500,000          340
--------------------------------------------------------------------------------------------------------
Total Value of Municipal Investments
  (cost $13,872,445)                                          101.6%             14,936,792       10,157
Excess of Liabilities Over Other Assets                        (1.6)               (230,693)        (157)
--------------------------------------------------------------------------------------------------------
Net Assets                                                    100.0%            $14,706,099      $10,000
========================================================================================================

 * Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.
** Interest rates on Adjustable Rate Notes are determined and reset daily by the issuer. The interest rate shown on these securities is the rate in effect at June 30, 2000.

See notes to financial statements





Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--COLORADO FUND
June 30, 2000

--------------------------------------------------------------------------------------------------------
                                                                                                  Amount
                                                                                                Invested
                                                                                                For Each
   Principal                                                                                  $10,000 of
      Amount     Security                                                             Value   Net Assets
--------------------------------------------------------------------------------------------------------
                 MUNICIPAL BONDS--98.2%
                 Education--6.9%
     $  225M     Colorado Postsecondary Educ. Facs. Auth. Rev.
                   (Auraria Foundation Proj.) 6% 9/1/2015                        $  230,063      $   473
        100M     University of Northern Colorado Revenue 6% 6/1/2004*               105,250          217
--------------------------------------------------------------------------------------------------------
                                                                                    335,313          690
--------------------------------------------------------------------------------------------------------
                 General Obligation--39.5%
        150M     Bayfield School District #10, 6 1/2% 6/1/2005*                     161,062          331
        200M     Clear Creek School District #RE 1, 6 1/4% 12/1/2016                213,250          439
        250M     Douglas County School District #RE 1, 8% 12/15/2009                305,000          628
        150M     Eagle Garfield & Routt Cntys. School District #RE 50J,
                   6.3% 12/1/2004*                                                  161,438          332
                 El Paso County School District:
        150M       #020, 6.2% 12/15/2007                                            162,000          333
        200M       #49, (Falcon) 5 1/2% 12/1/2013                                   205,250          422
        150M     Garfield County School District #RE 2,
                   6.15% 12/1/2003*                                                 157,875          325
        150M     Garfield Pitkin & Eagle Cntys. School District #RE 1,
                   6.6% 6/15/2004*                                                  161,062          332
        100M     Jefferson County School District #R001, 5% 12/15/2017               93,750          193
        175M     Puerto Rico Commonwealth 6 1/4% 7/1/2012                           194,031          399
        100M     Yuma Hospital District 6.4% 11/1/2004*                             107,000          220
--------------------------------------------------------------------------------------------------------
                                                                                  1,921,718        3,954
--------------------------------------------------------------------------------------------------------
                 Health Care--11.5%
                 Colorado Health Facilities Authority:
        200M       Poudre Valley Health Care 5 5/8% 12/1/2019                       194,750          401
        100M       Sisters of Charity 6 1/4% 5/15/2012                              108,125          222
        250M     Colorado Springs Hospital Revenue 6% 12/15/2015                    256,875          529
--------------------------------------------------------------------------------------------------------
                                                                                    559,750        1,152
--------------------------------------------------------------------------------------------------------
                 Transportation--11.9%
        100M     Arapahoe County Capital Impt. Highway Rev. (E470)
                   6.05% 8/31/2015                                                  103,625          213
        200M     Colorado Dept. Trans. Rev. Antic. Notes 6% 6/15/2015               208,250          429
                 Puerto Rico Commonwealth Hwy. & Transn. Auth. Rev:
        100M       6 1/4% 7/1/2014                                                  110,375          227
        150M       5 3/4% 7/1/2018                                                  153,375          316
--------------------------------------------------------------------------------------------------------
                                                                                    575,625        1,185
--------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------------------------------
                                                                                                  Amount
                                                                                                Invested
                                                                                                For Each
   Principal                                                                                  $10,000 of
      Amount     Security                                                             Value   Net Assets
--------------------------------------------------------------------------------------------------------
                 Utilities--21.8%
     $  200M     Broomfield Water Activity Enterprise Water Rev.
                   5 1/2% 12/1/2019                                              $  196,500       $  404
        200M     Colorado Wtr. Res. & Pwr. Dev. Auth. 5 3/4% 11/1/2017              203,500          419
        200M     Pueblo Brd. Waterworks Rev. 6% 11/1/2014                           210,000          432
        200M     Puerto Rico Aqueduct & Sewer Authority 5% 7/1/2019                 188,000          387
        150M     Westminster Water & Wastewater Util. Enterprise Rev.
                   6% 12/1/2009                                                     155,813          320
        100M     Woodland Park Wastewater Util. Rev. 6.05% 12/1/2013                103,750          214
--------------------------------------------------------------------------------------------------------
                                                                                  1,057,563        2,176
--------------------------------------------------------------------------------------------------------
                 Other Revenue--6.6%
        100M     Pueblo Urban Renewal Authority Tax Increment Rev.
                   6.05% 12/1/2012                                                  104,000          214
        100M     Puerto Rico Mun. Fin. Agy. Series "A" 6% 7/1/2004*                 106,875          220
        100M     Puerto Rico Public Buildings Authority 6 1/4% 7/1/2012             110,375          227
--------------------------------------------------------------------------------------------------------
                                                                                    321,250          661
--------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $4,588,409)                                  4,771,219        9,818
--------------------------------------------------------------------------------------------------------
                 SHORT-TERM TAX EXEMPT
                 INVESTMENTS--4.1%
        200M     Puerto Rico Commonwealth Floater Certificates
                   Govt. Dev. Bank Adjustable Rate Note 4.6%**
                   (cost $200,000)                                                  200,000          412
--------------------------------------------------------------------------------------------------------
Total Value of Municipal Investments
  (cost $4,788,409)                                           102.3%              4,971,219       10,230
Excess of Liabilities Over Other Assets                        (2.3)               (111,951)        (230)
--------------------------------------------------------------------------------------------------------
Net Assets                                                    100.0%             $4,859,268      $10,000
========================================================================================================

 * Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.
** Interest rates on Adjustable Rate Notes are determined and reset weekly by the issuer. The interest rate shown on these securities is the rate in effect at June 30, 2000.

See notes to financial statements





Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--CONNECTICUT FUND
June 30, 2000

--------------------------------------------------------------------------------------------------------
                                                                                                  Amount
                                                                                                Invested
                                                                                                For Each
   Principal                                                                                  $10,000 of
      Amount     Security                                                             Value   Net Assets
--------------------------------------------------------------------------------------------------------
                 MUNICIPAL BONDS--98.5%
                 Education--20.4%
                 Connecticut State Health & Educational Facilities
                   Authority Revenue:
     $  725M       Choate Rosemary Hall 6.8% 7/1/2004*                          $   785,719      $   351
                   Fairfield University:
      1,000M         5 5/8% 7/1/2016                                              1,018,750          455
        300M         5 1/4% 7/1/2018                                                288,375          129
        500M       Loomis Chafee School Project-Series "B"
                   6% 7/1/2015                                                      515,625          230
      1,000M       Trinity College 6 1/8% 7/1/2004*                               1,067,500          476
                 University of Connecticut:
        500M       5 1/4% 4/1/2014                                                  492,500          220
        400M       5.4% 3/1/2016                                                    401,000          179
--------------------------------------------------------------------------------------------------------
                                                                                  4,569,469        2,040
--------------------------------------------------------------------------------------------------------
                 General Obligation--37.6%
        100M     Bethel 6 1/2% 2/15/2011                                            112,125           50
        750M     Bridgeport 6 1/8% 7/15/2015                                        792,188          353
                 Connecticut State:
        500M       Series "A" 6 1/2% 3/15/2002*                                     524,375          234
        700M       Series "E" 6% 3/15/2012                                          755,125          337
        500M       5 3/4% 11/1/2013                                                 522,500          233
        130M     Coventry 6.7% 12/15/2009                                           147,387           66
                 Griswold:
        250M       5 3/4% 4/15/2010                                                 257,813          115
        100M       6 1/4% 6/15/2010                                                 110,125           49
        100M     Groton City 6 3/4% 6/1/2007                                        111,250           50
        800M     New Britain 6% 3/1/2012                                            868,000          388
                 New Haven:
        250M       6% 11/1/2017                                                     261,250          117
        735M       6% 11/1/2018                                                     764,400          341
        130M     Newtown 6.7% 8/15/2010                                             147,225           66
        250M     Plainfield 6 3/8% 8/1/2011                                         261,562          117
      1,000M     Puerto Rico 6 1/4% 7/1/2012                                      1,108,750          495
        650M     Puerto Rico Mun. Fin. Agy. 5 1/2% 8/1/2017                         652,438          291
        290M     Regional School District #5, 6.3% 3/1/2002*                        303,050          135
        330M     Southington 6.55% 4/1/2012                                         344,437          154
         90M     Stafford 6.55% 11/15/2008                                          100,350           45
        250M     Westbrook 6.4% 3/15/2010                                           277,500          124
--------------------------------------------------------------------------------------------------------
                                                                                  8,421,850        3,760
--------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------------------------------
                                                                                                  Amount
                                                                                                Invested
                                                                                                For Each
   Principal                                                                                  $10,000 of
      Amount     Security                                                             Value   Net Assets
--------------------------------------------------------------------------------------------------------
                 Health Care--11.8%
                 Connecticut State Health & Educational Facilities
                   Authority Revenue:
     $  450M       Bridgeport Hospital 6 1/2% 7/1/2012                          $   472,500      $   211
        400M       Child Care Facilities Program 5 1/2% 7/1/2019                    385,000          172
        500M       Lawrence & Memorial Hospital 6 3/8% 7/1/2002*                    526,250          235
        700M       New Britain General Hospital 6 1/8% 7/1/2014                     726,250          324
        500M     Puerto Rico Indl. Tourist Edl. Med. & Env. Ctl. Facs.
                   6 1/4% 7/1/2016                                                  523,750          234
--------------------------------------------------------------------------------------------------------
                                                                                  2,633,750        1,176
--------------------------------------------------------------------------------------------------------
                 Housing--3.4%
        750M     Connecticut State Housing Finance Authority
                   6% 11/15/2010                                                    770,625          344
--------------------------------------------------------------------------------------------------------
                 Transportation--14.6%
                 Connecticut State Special Tax Obligation
                   Transportation Infrastructure:
        285M       6% 10/1/2004*                                                    301,387          135
        250M       6.1% 10/1/2004*                                                  265,313          118
        500M       6 1/2% 10/1/2011                                                 561,250          251
        250M       6 1/8% 9/1/2012                                                  269,688          120
      1,750M     Puerto Rico Hwy. & Trans. Auth. 6% 7/1/2018                      1,879,062          839
--------------------------------------------------------------------------------------------------------
                                                                                  3,276,700        1,463
--------------------------------------------------------------------------------------------------------
                 Utilities--3.5%
                 South Central Conn. Regl. Water Auth. Water Sys. Rev.:
        250M       5 7/8% 8/1/2002*                                                 260,625          116
        500M       6 1/8% 8/1/2014                                                  518,125          231
--------------------------------------------------------------------------------------------------------
                                                                                    778,750          347
--------------------------------------------------------------------------------------------------------




Portfolio of Investments (continued)
First Investors Multi-State Insured Tax Free Fund--CONNECTICUT FUND
June 30, 2000

--------------------------------------------------------------------------------------------------------
                                                                                                  Amount
                                                                                                Invested
                                                                                                For Each
   Principal                                                                                  $10,000 of
      Amount     Security                                                             Value   Net Assets
--------------------------------------------------------------------------------------------------------
                 Other Revenue--7.2%
     $  545M     Connecticut State Dev. Auth. Govtl. Lease Rev.
                   6 1/2% 6/15/2008                                             $   586,556      $   262
                 Puerto Rico Public Buildings Authority:
        350M       6 1/4% 7/1/2013                                                  385,875          172
        575M       6 1/4% 7/1/2015                                                  633,219          283
--------------------------------------------------------------------------------------------------------
                                                                                  1,605,650          717
--------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $21,103,618)                                22,056,794        9,847
--------------------------------------------------------------------------------------------------------
                 SHORT-TERM TAX EXEMPT
                 INVESTMENTS--.4%
        100M     Puerto Rico Commonwealth Floater Certificates
                   Govt. Dev. Bank Adjustable Rate Note 4.6%**
                   (cost $100,000)                                                  100,000           45
--------------------------------------------------------------------------------------------------------
Total Value of Municipal Investments
  (cost $21,203,618)                                           98.9%             22,156,794        9,892
Other Assets, Less Liabilities                                  1.1                 242,500          108
--------------------------------------------------------------------------------------------------------
Net Assets                                                    100.0%            $22,399,294      $10,000
========================================================================================================

 * Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.
** Interest rates on Adjustable Rate Notes are determined and reset weekly by the issuer. The interest rate shown is the rate in effect at June 30, 2000.

See notes to financial statements





Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--FLORIDA FUND
June 30, 2000

--------------------------------------------------------------------------------------------------------
                                                                                                  Amount
                                                                                                Invested
                                                                                                For Each
   Principal                                                                                  $10,000 of
      Amount     Security                                                             Value   Net Assets
--------------------------------------------------------------------------------------------------------
                 MUNICIPAL BONDS--98.8%
                 General Obligation--7.6%
     $1,325M     Miami-Dade County School District 5 3/8% 8/1/2015               $1,331,625      $   533
        500M     North Springs Improvement District 7% 10/1/2009                    571,875          229
--------------------------------------------------------------------------------------------------------
                                                                                  1,903,500          762
--------------------------------------------------------------------------------------------------------
                 Health Care--8.0%
      1,000M     Escambia County Health Facs. Auth. Rev.
                   5.95% 7/1/2020                                                 1,007,500          403
        200M     North Broward Hospital District 6 1/2% 1/1/2002*                   209,250           84
        750M     Puerto Rico Indl. Tourist Edl. Med. & Env. Ctl. Facs.
                   6 1/4% 7/1/2016                                                  785,625          314
--------------------------------------------------------------------------------------------------------
                                                                                  2,002,375          801
--------------------------------------------------------------------------------------------------------
                 Transportation--15.3%
        500M     Dade County Aviation Revenue Series "A"
                   6% 10/1/2010                                                     527,500          211
      1,000M     Miami-Dade County Aviation Rev. (Miami Int'l Airport)
                   5.35% 10/1/2013                                                1,007,500          404
      1,000M     Miami-Dade County Expressway Auth. Toll Sys. Rev.
                   6% 7/1/2014                                                    1,055,000          422
        455M     Port Palm Beach District Revenue 6 1/4% 9/1/2008                   477,750          191
        700M     Puerto Rico Commonweath Hwy & Trans. Auth. Rev.
                   6% 7/1/2018                                                      751,625          301
--------------------------------------------------------------------------------------------------------
                                                                                  3,819,375        1,529
--------------------------------------------------------------------------------------------------------
                 Utilities--41.3%
        750M     Charlotte County Utilities Revenue 6 3/4% 10/1/2003*               809,062          324
      1,000M     Cocoa Water & Sewer Revenue 5 3/4% 10/1/2007*                    1,061,250          425
                 Escambia County Utilities Authority Util. Sys. Revenue:
        500M       6 1/4% 1/1/2013                                                  548,125          219
      1,000M       6 1/4% 1/1/2015                                                1,093,750          438
      1,495M     Lakeland Electric & Water Revenue 6.05% 10/1/2014                1,614,600          646
        225M     Miramar Utilities Improvement Revenue 6.4% 10/1/2007               240,188           96
      1,000M     Orlando Utilities Community Water & Elec. Rev.
                   6 3/4% 10/1/2017                                               1,137,500          455
      1,000M     Plant City Utility System Revenue 6% 10/1/2015                   1,071,250          429
        500M     Sarasota County Utility System Revenue
                   6 1/2% 10/1/2004*                                                541,875          217
--------------------------------------------------------------------------------------------------------




Portfolio of Investments (continued)
First Investors Multi-State Insured Tax Free Fund--FLORIDA FUND
June 30, 2000

--------------------------------------------------------------------------------------------------------
                                                                                                  Amount
                                                                                                Invested
                                                                                                For Each
   Principal                                                                                  $10,000 of
      Amount     Security                                                             Value   Net Assets
--------------------------------------------------------------------------------------------------------
                 Utilities (continued)
     $  345M     Seminole County Water & Sewer Revenue
                   6% 10/1/2019                                                 $   359,662       $  144
      1,000M     St. John's County Water & Sewer Revenue
                   5 1/2% 6/1/2011                                                1,033,750          414
        750M     West Melbourne Water & Sewer Revenue
                   6 3/4% 10/1/2014                                                 801,563          321
--------------------------------------------------------------------------------------------------------
                                                                                 10,312,575        4,128
--------------------------------------------------------------------------------------------------------
                 Other Revenue--26.6%
      1,160M     Florida Mun. Ln. Council Rev. 6% 4/1/2015                        1,215,100          486
      1,000M     Indian Trace Community Dev. District 5 3/4% 5/1/2011             1,035,000          414
      1,000M     Jacksonville Capital Improvement (Gator Bowl Project)
                   5 7/8% 10/1/2015                                               1,027,500          411
        350M     Jacksonville Excise Taxes Revenue 6 1/2% 10/1/2013                 366,625          147
        600M     Orange County Tourist Development Tax Revenue
                   5.9% 10/1/2010                                                   640,500          256
      1,000M     Palm Beach County Criminal Justice Facilities Revenue
                   5 3/8% 6/1/2011                                                1,023,750          410
        300M     St. Lucie County Sales Tax Revenue 6 1/2% 10/1/2002*               317,625          127
      1,000M     Tampa Sports Auth. Sales Tax Rev. (Tampa Bay Arena)
                   5 3/4% 10/1/2020                                               1,021,250          409
--------------------------------------------------------------------------------------------------------
                                                                                  6,647,350        2,660
--------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $23,613,927)              98.8%             24,685,175        9,880
Other Assets, Less Liabilities                                  1.2                 299,205          120
--------------------------------------------------------------------------------------------------------
Net Assets                                                    100.0%            $24,984,380      $10,000
========================================================================================================

*Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

See notes to financial statements





Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--GEORGIA FUND
June 30, 2000

--------------------------------------------------------------------------------------------------------
                                                                                                  Amount
                                                                                                Invested
                                                                                                For Each
   Principal                                                                                  $10,000 of
      Amount     Security                                                             Value   Net Assets
--------------------------------------------------------------------------------------------------------
                 MUNICIPAL BONDS--98.4%
                 Certificates of Participation--4.0%
     $  250M     Fulton County Facs. Corp. (Fulton County Public
                   Purposes Project) 5 1/2% 11/1/2018                            $  247,813      $   396
--------------------------------------------------------------------------------------------------------
                 Education--6.9%
        250M     Fulton County Dev. Auth. Rev. (Morehouse College)
                   6 1/4% 12/1/2021                                                 261,562          418
                 Private Colleges & Universities Facilities Authority:
         80M       Mercer University Project 6.35% 11/1/2006                         86,400          138
         80M       Spelman University Project 6% 6/1/2009                            83,700          134
--------------------------------------------------------------------------------------------------------
                                                                                    431,662          690
--------------------------------------------------------------------------------------------------------
                 General Obligation--12.5%
        100M     Hall County School District 6.7% 12/1/2004*                        109,250          175
        100M     Mitchell County School District 6 1/2% 3/1/2009                    107,750          172
        125M     Paulding County School District 6% 2/1/2013                        134,531          215
        100M     Peach County School District 6.4% 2/1/2005*                        108,125          173
        150M     Pike County School District 5.7% 2/1/2016                          155,250          248
        150M     Puerto Rico Commonwealth 6 1/4% 7/1/2012                           166,313          266
--------------------------------------------------------------------------------------------------------
                                                                                    781,219        1,249
--------------------------------------------------------------------------------------------------------
                 Health Care--2.1%
        125M     Puerto Rico Indl. Tourist Edl. Med. & Env. Ctl. Facs.
                   6 1/4% 7/1/2016                                                  130,937          209
--------------------------------------------------------------------------------------------------------
                 Housing--2.4%
        150M     Georgia State Housing & Finance Authority Revenue
                   5.7% 12/1/2011                                                   153,188          245
--------------------------------------------------------------------------------------------------------
                 Transportation--13.4%
        250M     Atlanta Airport Revenue 5 1/2% 1/1/2026                            243,437          388
        300M     Metropolitan Atlanta Rapid Transit Authority
                   6 1/4% 7/1/2011                                                  330,750          528
        250M     Puerto Rico Commonwealth Hwy. & Transp. Auth.
                   Hwy. Rev. 6% 7/1/2018                                            268,438          428
--------------------------------------------------------------------------------------------------------
                                                                                    842,625        1,344
--------------------------------------------------------------------------------------------------------




Portfolio of Investments (continued)
First Investors Multi-State Insured Tax Free Fund--GEORGIA FUND
June 30, 2000

--------------------------------------------------------------------------------------------------------
                                                                                                  Amount
                                                                                                Invested
                                                                                                For Each
   Principal                                                                                  $10,000 of
      Amount     Security                                                             Value   Net Assets
--------------------------------------------------------------------------------------------------------
                 Utilities--36.7%
     $  235M     Atlanta Water & Wastewater Rev. 5 1/2% 11/1/2017                $  236,175      $   377
        255M     Brunswick Water & Sewer Revenue 6.1% 10/1/2019                     267,112          427
        250M     Columbia County Water & Sewer Rev. 6 1/4% 6/1/2014                 266,875          426
         85M     Conyers Water & Sewer Revenue 6.45% 7/1/2010                        90,525          145
         80M     Cordele Combined Public Utilities Revenue
                   6.4% 11/1/2004*                                                   86,400          138
        250M     Forsyth County Water & Sewer Auth. Rev.
                   6 1/4% 4/1/2019                                                  262,813          420
        250M     Fulton County Water & Sewer Revenue 6 3/8% 1/1/2014                274,375          438
                 Georgia Municipal Gas Authority Revenue:
         80M       6.8% 11/1/2009                                                    86,700          139
        250M       5 1/2% 11/1/2012                                                 257,187          411
        100M       5.8% 1/1/2015                                                    102,375          164
        250M     Milledgeville Water & Sewer Revenue 6% 12/1/2021                   260,313          416
        100M     St. Mary's Water & Sewer Revenue 6 1/8% 7/1/2018                   106,375          170
--------------------------------------------------------------------------------------------------------
                                                                                  2,297,225        3,671
--------------------------------------------------------------------------------------------------------
                 Other Revenue--20.4%
         80M     Appling County Dev. Auth. Poll. Ctl. Rev. 7.1% 1/1/2014             85,700          137
        500M     Cobb-Marietta Coliseum & Exhibit Hall Auth. Revenue
                   5 1/2% 10/1/2018                                                 496,250          793
         80M     Downtown Smyrna Development Authority Revenue
                   6.7% 2/1/2005*                                                    87,500          140
        200M     Fayette County Pub. Facs. Auth. Rev. (Criminal
                   Justice Center) 6 1/4% 6/1/2017                                  212,750          340
        125M     Puerto Rico Public Buildings Authority 6 1/4% 7/1/2013             137,812          220
        250M     Puerto Rico Pub. Fin. Corp. Comwlth. Approp.
                   5 3/8% 6/1/2015                                                  254,375          406
--------------------------------------------------------------------------------------------------------
                                                                                  1,274,387        2,036
--------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $5,949,439)               98.4%              6,159,056        9,840
Other Assets, Less Liabilities                                  1.6                 100,408          160
--------------------------------------------------------------------------------------------------------
Net Assets                                                    100.0%             $6,259,464      $10,000
========================================================================================================

*Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

See notes to financial statements





Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--MARYLAND FUND
June 30, 2000

--------------------------------------------------------------------------------------------------------
                                                                                                  Amount
                                                                                                Invested
                                                                                                For Each
   Principal                                                                                  $10,000 of
      Amount     Security                                                             Value   Net Assets
--------------------------------------------------------------------------------------------------------
                 MUNICIPAL BONDS--97.7%
                 Certificates of Participation--4.8%
     $  750M     Baltimore Board of Education Administration Project,
                   5.8% 4/1/2011                                                $   788,438      $   484
--------------------------------------------------------------------------------------------------------
                 Education--5.9%
                 Morgan State University Academic & Aux. Facs.
                   Fees Revenue:
        500M         6.05% 7/1/2015                                                 536,250          329
        200M         6.1% 7/1/2020                                                  212,500          131
        200M     University of Maryland Aux. Fac. & Tuition Revenue
                   6.3% 2/1/2001*                                                   205,974          126
--------------------------------------------------------------------------------------------------------
                                                                                    954,724          586
--------------------------------------------------------------------------------------------------------
                 General Obligation--26.2%
        350M     Anne Arundel County Water & Sewer 6.3% 8/1/2005*                   376,250          231
                 Baltimore, Maryland:
        100M       6.3% 10/15/2004                                                  106,125           65
        100M       7% 10/15/2009                                                    114,750           71
        250M       5 5/8% 10/15/2012                                                258,437          159
        700M       5 1/2% 10/15/2015                                                717,500          441
        100M     Chesapeake Beach 6 1/2% 5/1/2012                                   102,662           63
                 Frederick, Maryland:
        100M       6 1/8% 12/1/2008                                                 104,500           64
        200M       6 1/8% 10/1/2014                                                 208,750          128
        250M     Maryland State 7% 10/15/2000*                                      254,225          156
                 Puerto Rico Commonwealth:
        105M       6.6% 7/1/2002*                                                   110,775           68
        405M       6 1/4% 7/1/2012                                                  449,044          276
        250M       5.65% 7/1/2015                                                   262,813          162
        325M     Washington County 5.8% 1/1/2013                                    335,563          206
        350M     Wicomico County 5 1/2% 12/1/2016                                   351,312          216
        500M     Worcester County 5 5/8% 3/1/2014                                   512,500          315
--------------------------------------------------------------------------------------------------------
                                                                                  4,265,206        2,621
--------------------------------------------------------------------------------------------------------




Portfolio of Investments (continued)
First Investors Multi-State Insured Tax Free Fund--MARYLAND FUND
June 30, 2000

--------------------------------------------------------------------------------------------------------
                                                                                                  Amount
                                                                                                Invested
                                                                                                For Each
   Principal                                                                                  $10,000 of
      Amount     Security                                                             Value   Net Assets
--------------------------------------------------------------------------------------------------------
                 Health Care--10.6%
                 Maryland State Health & Higher Education Facilities:
     $  500M       Maryland General Hospital 6 1/8% 7/1/2014                    $   518,125      $   319
        225M       Suburban Hospital 6% 7/1/2002*                                   230,906          142
        250M     Maryland State Indl. Dev. Fing. Auth. (Holy Cross
                   Health System) 5.7% 7/1/2010                                     254,062          156
        325M     Puerto Rico Indl. Tourist Edl. Med. & Env. Ctl. Facs.
                   6 1/4% 7/1/2016                                                  340,438          209
        350M     Takoma Park Hospital Facilities (Adventist Hosp.)
                   6 1/2% 9/1/2012                                                  389,813          239
--------------------------------------------------------------------------------------------------------
                                                                                  1,733,344        1,065
--------------------------------------------------------------------------------------------------------
                 Housing--11.4%
        250M     Baltimore County Mortgage Revenue
                   (Old Orchard Apartments) 7% 7/1/2016                             263,437          161
                 Maryland State Community Dev. Admin. Dept. Hsg. &
                   Community Development:
        345M       7% 4/1/2014                                                      359,663          221
        550M       5 7/8% 7/1/2016                                                  556,875          342
        500M     Montgomery County Multi-Family Mortgage Revenue
                   6% 7/1/2020                                                      504,375          309
        160M     Montgomery County Single-Family Mortgage Revenue
                   6 1/2% 7/1/2011                                                  166,000          102
--------------------------------------------------------------------------------------------------------
                                                                                  1,850,350        1,135
--------------------------------------------------------------------------------------------------------
                 Transportation--6.5%
        500M     Maryland State Department of Transportation
                   Zero Coupon 7/1/2012                                             261,875          161
                 Puerto Rico Highway & Transportation Authority:
        525M       6 1/4% 7/1/2014                                                  579,469          356
        200M       6% 7/1/2018                                                      214,750          132
--------------------------------------------------------------------------------------------------------
                                                                                  1,056,094          649
--------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------------------------------
                                                                                                  Amount
                                                                                                Invested
                                                                                                For Each
   Principal                                                                                  $10,000 of
      Amount     Security                                                             Value   Net Assets
--------------------------------------------------------------------------------------------------------
                 Utilities--13.0%
     $  250M     Baltimore Revenue Water Project 5.8% 7/1/2015                  $   255,938      $   157
                 Baltimore Wastewater Utilities Revenue:
        215M       6 1/4% 7/1/2002*                                                 225,481          138
        200M       6% 7/1/2015                                                      213,500          131
        500M       5 1/2% 7/1/2019                                                  491,250          302
        220M       6% 7/1/2019                                                      225,775          139
        750M     Puerto Rico Aqueduct & Sewer Auth. Rev.
                   5% 7/1/2019                                                      705,000          433
--------------------------------------------------------------------------------------------------------
                                                                                  2,116,944        1,300
--------------------------------------------------------------------------------------------------------
                 Other Revenue--19.3%
                 Baltimore Convention Center:
        250M       6.1% 9/1/2004*                                                   262,500          161
        250M       5 1/2% 9/1/2014                                                  252,812          155
        250M     Maryland Stadium Authority 5 7/8% 12/15/2013                       258,125          159
        100M     Montgomery County Parking Revenue (Bethesda
                   Parking Lot) 6 1/4% 6/1/2009                                     104,500           64
        950M     Puerto Rico Municipal Finance Agency 5 1/2% 8/1/2017               953,562          586
        500M     Puerto Rico Public Buildings Authority 6 1/4% 7/1/2015             550,625          338
        750M     Puerto Rico Public Finance Corp. 5 3/8% 6/1/2015                   763,125          469
--------------------------------------------------------------------------------------------------------
                                                                                  3,145,249        1,932
--------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $15,406,604)              97.7%             15,910,349        9,772
Other Assets, Less Liabilities                                  2.3                 371,454          228
--------------------------------------------------------------------------------------------------------
Net Assets                                                    100.0%            $16,281,803      $10,000
========================================================================================================

*Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

See notes to financial statements





Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--MASSACHUSETTS FUND
June 30, 2000

--------------------------------------------------------------------------------------------------------
                                                                                                  Amount
                                                                                                Invested
                                                                                                For Each
   Principal                                                                                  $10,000 of
      Amount     Security                                                             Value   Net Assets
--------------------------------------------------------------------------------------------------------
                 MUNICIPAL BONDS--97.7%
                 Certificates of Participation--3.9%
     $1,000M     Plymouth County Correctional Facility 5% 4/1/2022              $   890,000      $   394
--------------------------------------------------------------------------------------------------------
                 Education--11.1%
        425M     Massachusetts Health & Educational Facilities Authority
                   (Northeastern University) 7 1/8% 10/1/2000*                      436,058          193
      1,000M     Massachusetts State College Bldg. Auth. Proj.
                   5 1/8% 5/1/2019                                                  932,500          411
      1,000M     University of Massachusetts Building Authority
                   Revenue 6 7/8% 5/1/2014                                        1,152,500          510
--------------------------------------------------------------------------------------------------------
                                                                                  2,521,058        1,114
--------------------------------------------------------------------------------------------------------
                 General Obligation--25.3%
        750M     Boston 5 7/8% 8/1/2012                                             775,313          343
      1,000M     Frontier Regional School District 5% 6/15/2017                     922,500          408
                 Massachusetts General Obligation:
        300M       7% 7/1/2009                                                      342,000          151
      1,000M       6% 8/1/2010                                                    1,072,500          474
      1,155M     Quaboag Regional School District 5 1/2% 6/1/2017                 1,142,006          505
      1,000M     Springfield 6% 10/1/2015                                         1,048,750          464
        400M     Wareham 7.1% 1/15/2001*                                            417,416          185
--------------------------------------------------------------------------------------------------------
                                                                                  5,720,485        2,530
--------------------------------------------------------------------------------------------------------
                 Health Care--19.3%
                 Massachusetts Health & Educational Facilities Authority:
                   Capital Asset Program:
        205M         7.35% 8/1/2008                                                 207,450           92
        260M         7.2% 7/1/2009                                                  265,200          117
      1,000M       Harvard Pilgrim Health Care 5 1/4% 7/1/2013                      922,500          408
        750M       Massachusetts General Hospital 6 1/4% 7/1/2012                   818,438          362
        570M       Milton Hospital 7% 7/1/2016                                      585,886          259
      1,500M       Mt. Auburn Hospital 6 1/4% 8/15/2014                           1,561,875          691
--------------------------------------------------------------------------------------------------------
                                                                                  4,361,349        1,929
--------------------------------------------------------------------------------------------------------
                 Housing--4.2%
        920M     Massachusetts Housing Finance Agency
                   6% 12/1/2012                                                     940,700          416
--------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------------------------------
                                                                                                  Amount
                                                                                                Invested
                                                                                                For Each
   Principal                                                                                  $10,000 of
      Amount     Security                                                             Value   Net Assets
--------------------------------------------------------------------------------------------------------
                 Transportation--11.7%
     $1,500M     Massachusetts Bay Transportation Authority
                   Series "A" 5.8% 3/1/2013                                     $ 1,573,125      $   696
      1,000M     Puerto Rico Highway & Transportation Authority
                   6% 7/1/2018                                                    1,073,750          475
--------------------------------------------------------------------------------------------------------
                                                                                  2,646,875        1,171
--------------------------------------------------------------------------------------------------------
                 Utilities--18.0%
                 Boston Water & Sewer Commission:
        750M       7% 11/1/2001*                                                    788,437          349
      1,035M       5 3/4% 11/1/2013                                               1,084,162          480
      1,000M     Massachussetts Water Resources Authority
                   6 1/2% 7/15/2019                                               1,112,500          492
      1,000M     South Essex Sewer District 6 3/4% 6/1/2004*                      1,088,750          482
--------------------------------------------------------------------------------------------------------
                                                                                  4,073,849        1,803
--------------------------------------------------------------------------------------------------------
                 Other Revenue--4.2%
      1,000M     Massachusetts Port Authority Revenue 5 1/8% 7/1/2017               946,250          419
--------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $21,521,931)                                22,100,566        9,776
--------------------------------------------------------------------------------------------------------
                 SHORT-TERM TAX EXEMPT
                 INVESTMENTS--.9%
        200M     Puerto Rico Commonwealth Floater Certificates
                   Govt. Dev. Bank Adjustable Rate Note 4.6%**
                   (cost $200,000)                                                  200,000           89
--------------------------------------------------------------------------------------------------------
Total Value of Municipal Investments
  (cost $21,721,931)                                           98.6%             22,300,566        9,865
Other Assets, Less Liabilities                                  1.4                 305,684          135
--------------------------------------------------------------------------------------------------------
Net Assets                                                    100.0%            $22,606,250      $10,000
========================================================================================================

 * Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.
** Interest rates on Adjustable Rate Notes are determined and reset weekly by the issuer. The interest rate shown is the rate in effect at June 30, 2000.

See notes to financial statements





Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--MICHIGAN FUND
June 30, 2000

--------------------------------------------------------------------------------------------------------
                                                                                                  Amount
                                                                                                Invested
                                                                                                For Each
   Principal                                                                                  $10,000 of
      Amount     Security                                                             Value   Net Assets
--------------------------------------------------------------------------------------------------------
                 MUNICIPAL BONDS--99.0%
                 Certificates of Participation--2.7%
     $1,000M     Michigan State Hsg. Representatives 5 1/4% 8/15/2014           $   992,500      $   273
--------------------------------------------------------------------------------------------------------
                 General Obligation--52.9%
                 Detroit City School District:
      1,000M       5.85% 5/1/2006*                                                1,065,000          294
      1,000M       5 1/4% 5/1/2016                                                  985,000          272
      1,800M     Detroit Downtown Development Series "A"
                   5 3/4% 7/15/2015                                               1,838,250          507
                 East Detroit School District:
        305M       6.1% 5/1/2006*                                                   326,350           90
        195M       6.1% 5/1/2016                                                    201,825           56
      1,000M     Godwin Heights Public School District 5 5/8% 5/1/2015            1,017,500          280
      1,000M     Grand Ledge Public School District 7 7/8% 5/1/2004*              1,123,750          310
      1,000M     Gull Lake Community School District Zero Coupon
                   5/1/2013                                                         492,500          136
      1,000M     Huron School District Zero Coupon 5/1/2015                         432,500          119
      1,000M     Lake Orion Community School District 7% 5/1/2005*                1,101,250          303
      1,000M     Lincoln Park School District 7% 5/1/2006*                        1,115,000          307
      1,000M     Michigan State Environmental Protection Program
                   6 1/4% 11/1/2012                                               1,095,000          302
        845M     Milan Area School District 5 5/8% 5/1/2018                         848,169          234
      1,000M     Montrose Township School District 6.2% 5/1/2017                  1,087,500          300
      1,000M     Portage Lake Water & Sewer Authority 6.1% 10/1/2014              1,046,250          288
      1,500M     Puerto Rico Municipal Finance Agency 5 3/4% 8/1/2013             1,571,250          433
      1,195M     Redford Unified School District 6 3/8% 5/1/2010                  1,315,994          363
        380M     Saline Building Authority 7.1% 7/1/2009                            395,645          109
      1,000M     Waterford Township School District 6 1/4% 6/1/2004*              1,061,250          292
      1,000M     Zeeland Public Schools 6% 5/1/2004*                              1,060,000          292
--------------------------------------------------------------------------------------------------------
                                                                                 19,179,983        5,287
--------------------------------------------------------------------------------------------------------
                 Health Care--11.1%
                 Michigan State Hospital Finance Authority Revenue:
      1,000M       Ascension Health Credit 5 3/4% 11/15/2017                        987,500          272
      1,000M       Mercy Mount Clemens 5 3/4% 5/15/2017                           1,002,500          276
      1,000M       St. John's Hospital 6% 5/15/2008                               1,047,500          289
      1,000M       Saginaw Hosp. Fin. Auth. (Covenant Med. Ctr.)
                     5 5/8% 7/1/2013                                              1,007,500          278
--------------------------------------------------------------------------------------------------------
                                                                                  4,045,000        1,115
--------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------------------------------
                                                                                                  Amount
                                                                                                Invested
                                                                                                For Each
   Principal                                                                                  $10,000 of
      Amount     Security                                                             Value   Net Assets
--------------------------------------------------------------------------------------------------------
                 Housing--1.2%
     $  410M     Michigan State Housing Dev. Auth. Single-Family
                   Mtge. Rev. 7.3% 12/1/2016                                    $   418,713      $   115
--------------------------------------------------------------------------------------------------------
                 Transportation--4.5%
      1,500M     Puerto Rico Commonwealth Hwy. & Transn. Hwy.
                   Rev. 6 1/4% 7/1/2015                                           1,651,875          454
--------------------------------------------------------------------------------------------------------
                 Utilities--20.5%
                 Detroit Water Supply System:
      1,750M       5.55% 7/1/2012                                                 1,809,062          498
      1,275M       6 1/2% 7/1/2015                                                1,413,656          390
      1,000M     Kalamzoo Water Revenue 6% 9/1/2015                               1,026,250          283
                 Michigan State Strategic Fund (Detroit Edison):
      1,750M       6.95% 5/1/2011                                                 2,019,062          556
        500M       7% 5/1/2021                                                      578,125          159
        500M     Monroe County Economic Development Corporation
                   (Detroit Edison) 6.95% 9/1/2022                                  576,875          159
--------------------------------------------------------------------------------------------------------
                                                                                  7,423,030        2,045
--------------------------------------------------------------------------------------------------------
                 Other Revenue--6.1%
      1,000M     Grand Rapids Downtown Development Authority
                   Zero Coupon 6/1/2009                                             627,500          173
                 Michigan Municipal Bond Authority Revenue:
        530M       6.55% 11/1/2008                                                  569,088          157
      1,000M       6 1/8% 5/1/2014                                                1,030,000          284
--------------------------------------------------------------------------------------------------------
                                                                                  2,226,588          614
--------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $34,046,730)              99.0%             35,937,689        9,903
Other Assets, Less Liabilities                                  1.0                 353,339           97
--------------------------------------------------------------------------------------------------------
Net Assets                                                    100.0%            $36,291,028      $10,000
========================================================================================================

 * Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

See notes to financial statements





Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--MINNESOTA FUND
June 30, 2000

--------------------------------------------------------------------------------------------------------
                                                                                                  Amount
                                                                                                Invested
                                                                                                For Each
   Principal                                                                                  $10,000 of
      Amount     Security                                                             Value   Net Assets
--------------------------------------------------------------------------------------------------------
                 MUNICIPAL BONDS--97.8%
                 Certificates of Participation--5.0%
     $  400M     Minneapolis Special School District #001,
                   5.9% 2/1/2012                                                 $  416,000      $   498
--------------------------------------------------------------------------------------------------------
                 Education--4.9%
        400M     University of Minnesota 5 3/4% 7/1/2017                            412,500          494
--------------------------------------------------------------------------------------------------------
                 General Obligation--38.0%
        400M     Becker School District #726, 6% 2/1/2017                           414,000          496
        325M     Becker Wastewater Treatment 5.8% 2/1/2010                          332,719          399
        200M     Delano School District #879, 5.6% 2/1/2015                         202,750          243
        285M     Inver Grove Heights Independent School District #199,
                   5 3/4% 2/1/2012                                                  293,194          351
        280M     Lakeville 5 1/2% 2/1/2011                                          285,600          342
        405M     Lino Lakes 5.7% 2/1/2012                                           417,656          500
        275M     Minnesota State 6 1/4% 8/1/2002*                                   283,594          340
        350M     North St. Paul Maplewood Independent School District
                   #622, 7.1% 2/1/2005*                                             382,812          459
        650M     Rosemount Independent School District #196,
                   Zero Coupon 4/1/2014                                             307,125          368
        250M     St. Paul Independent School District #625,
                   5 5/8% 2/1/2015                                                  253,750          304
--------------------------------------------------------------------------------------------------------
                                                                                  3,173,200        3,802
--------------------------------------------------------------------------------------------------------
                 Health Care--17.0%
        200M     Hibbing Health Care Facilities Revenue
                   (Duluth Clinic) 5 1/2% 11/1/2006*                                203,750          244
        250M     Minneapolis Hospital Revenue (Fairview Hospital)
                   6 1/2% 1/1/2011                                                  260,000          312
                 Minnesota Agricultural & Economic Development Board:
        100M       Benedictine Health 5% 2/15/2017                                   92,750          111
        375M       Evangelical Lutheran Good Samaritan 5% 12/1/2015                 350,625          420
        500M     St. Cloud Healthcare Oblig. Group A 5.8% 5/1/2016                  508,750          610
--------------------------------------------------------------------------------------------------------
                                                                                  1,415,875        1,697
--------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------------------------------
                                                                                                  Amount
                                                                                                Invested
                                                                                                For Each
   Principal                                                                                  $10,000 of
      Amount     Security                                                             Value   Net Assets
--------------------------------------------------------------------------------------------------------
                 Housing--21.6%
                 Minnesota State Housing Finance Authority:
     $  585M       Rental Housing Revenue 5.9% 8/1/2015                          $  590,850       $  708
                   Single-Family Mortgage Revenue:
         60M         6.9% 7/1/2009                                                   62,175           75
        165M         6.4% 1/1/2015                                                  169,950          204
        250M         6% 1/1/2018                                                    252,812          303
        100M         5.8% 7/1/2021                                                   99,375          119
        400M     Minnetonka Multi-Family Housing Revenue
                   (Cedar Hills Project) 5.9% 10/20/2019                            396,500          475
                 St. Paul Housing & Redevelopment Authority:
         65M       Multi-Family Housing Revenue
                     7 1/2% 3/1/2026 (Defaulted) (Note 1A)                           65,650           79
        160M       Single-Family Mortgage Revenue 6 1/4% 9/1/2014                   163,800          196
--------------------------------------------------------------------------------------------------------
                                                                                  1,801,112        2,159
--------------------------------------------------------------------------------------------------------
                 Utilities--11.3%
        400M     Northern Minn. Municipal Power Agency
                   Electric System Revenue 5.4% 1/1/2016                            394,000          472
        210M     Southern Minn. Municipal Power Agency
                   Power Supply System 5 3/4% 1/1/2018                              215,775          258
        325M     Western Minn. Municipal Power Agency
                   5 1/2% 1/1/2011                                                  332,719          399
--------------------------------------------------------------------------------------------------------
                                                                                    942,494        1,129
--------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $7,973,584)               97.8%              8,161,181        9,779
Other Assets, Less Liabilities                                  2.2                 184,456          221
--------------------------------------------------------------------------------------------------------
Net Assets                                                    100.0%             $8,345,637      $10,000
========================================================================================================

 * Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

See notes to financial statements





Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--MISSOURI FUND
June 30, 2000

--------------------------------------------------------------------------------------------------------
                                                                                                  Amount
                                                                                                Invested
                                                                                                For Each
   Principal                                                                                  $10,000 of
      Amount     Security                                                             Value   Net Assets
--------------------------------------------------------------------------------------------------------
                 MUNICIPAL BONDS--97.8%
                 Education--4.2%
     $  125M     Bowling Green School District 5.85% 3/1/2020                    $  125,938      $   424
--------------------------------------------------------------------------------------------------------
                 General Obligation--22.7%
        100M     Jefferson County School District #6, 6% 3/1/2014                   105,125          355
        115M     Puerto Rico Commonwealth 6 1/4% 7/1/2012                           127,506          431
        100M     Puerto Rico Municipal Finance Agency 5 1/2% 8/1/2017               100,375          339
         80M     St. Charles School District 6 1/2% 2/1/2006*                        86,300          292
        125M     St. Joseph's School District 5 3/4% 3/1/2019                       125,938          425
        125M     St. Louis Cnty. Pattonville School District #3,
                   5 3/4% 3/1/2017                                                  126,875          429
--------------------------------------------------------------------------------------------------------
                                                                                    672,119        2,271
--------------------------------------------------------------------------------------------------------
                 Health Care--15.8%
                 Missouri State Health & Educational Facilities Authority:
        140M       BJC Health System 6 3/4% 5/15/2011                               158,550          536
         90M       Health Midwest 6.1% 6/1/2011                                      94,050          318
        125M       Sisters of Sorrowful Mother Healthcare 6 1/4% 6/1/2007           130,000          439
         80M     Puerto Rico Indl. Tourist Edl. Med. & Env. Ctl. Facs.
                   6 1/4% 7/1/2016                                                   83,800          283
--------------------------------------------------------------------------------------------------------
                                                                                    466,400        1,576
--------------------------------------------------------------------------------------------------------
                 Housing--3.1%
         90M     Missouri State Hsg. Devel. Comm. (Ecumenical Housing)
                   5.8% 3/1/2010                                                     91,350          309
--------------------------------------------------------------------------------------------------------
                 Transportation--6.8%
                 Puerto Rico Commonwealth Highway &
                   Transportation Authority:
         85M       6 1/4% 7/1/2013                                                   93,713          317
        100M       6% 7/1/2018                                                      107,375          362
--------------------------------------------------------------------------------------------------------
                                                                                    201,088          679
--------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------------------------------
                                                                                                  Amount
                                                                                                Invested
                                                                                                For Each
   Principal                                                                                  $10,000 of
      Amount     Security                                                             Value   Net Assets
--------------------------------------------------------------------------------------------------------
                 Utilities--13.9%
       $ 80M     Liberty Sewer System Revenue 6.15% 2/1/2015                     $   83,600      $   282
                 Missouri State Env. Impt. & Energy Res. Auth.
                   Water Poll. Control:
         80M       6% 1/1/2016                                                       82,300          278
         85M       6.05% 7/1/2016                                                    87,231          295
        150M     St. Louis Water and Sewer Revenue 6% 7/1/2004*                     159,188          538
--------------------------------------------------------------------------------------------------------
                                                                                    412,319        1,393
--------------------------------------------------------------------------------------------------------
                 Other Revenue--31.3%
        100M     Clay County Public Bldg. Authority Leasehold Revenue
                   5 1/8% 5/15/2014                                                  97,375          329
         80M     Excelsior Springs School Dist. Bldg. Corp. Leasehold
                   Rev. 6 1/2% 3/1/2009                                              84,000          284
        125M     Missouri State Development Finance Board 6% 4/1/2014               130,000          439
        125M     Puerto Rico Public Finance Corp. 5 3/8% 6/1/2015                   127,187          430
                 Springfield Public Bldg. Corp. Leasehold Revenue:
        125M       Cap. Impt. 5.6% 6/1/2014                                         125,781          425
        230M       Jordan Valley 5.85% 6/1/2014                                     236,612          799
        125M     St. Louis Mun. Fing. Corp. Leasehold Revenue
                   5 3/4% 2/15/2018                                                 125,469          424
--------------------------------------------------------------------------------------------------------
                                                                                    926,424        3,130
--------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $2,801,974)               97.8%              2,895,638        9,782
Other Assets, Less Liabilities                                  2.2                  64,429          218
--------------------------------------------------------------------------------------------------------
Net Assets                                                    100.0%             $2,960,067      $10,000
========================================================================================================

 * Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

See notes to financial statements





Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--NEW JERSEY FUND
Jume 30, 2000

--------------------------------------------------------------------------------------------------------
                                                                                                  Amount
                                                                                                Invested
                                                                                                For Each
   Principal                                                                                  $10,000 of
      Amount     Security                                                             Value   Net Assets
--------------------------------------------------------------------------------------------------------
                 MUNICIPAL BONDS--97.3%
                 Education--2.5%
     $1,300M     New Jersey Educational Facilities Financing Authority
                   Seton Hall University 6 1/4% 7/1/2010                        $ 1,344,785      $   246
--------------------------------------------------------------------------------------------------------
                 General Obligation--20.0%
      1,750M     Atlantic City Board of Education 6.1% 12/1/2015                  1,898,750          347
                 Essex County Improvement Authority:
                   Orange School District:
      1,025M       Series "A" 6.95% 7/1/2005*                                     1,137,750          208
      1,220M       Series "B" 6.95% 7/1/2005*                                     1,354,200          247
      1,000M     New Jersey State Various Purposes 6% 2/15/2011                   1,077,500          197
                 Puerto Rico Commonwealth:
      1,550M       6 1/4% 7/1/2013                                                1,716,625          314
      1,500M       5.65% 7/1/2015                                                 1,576,875          288
                 Union City:
      1,000M       6.7% 9/1/2002*                                                 1,060,000          194
        995M       6.4% 11/1/2013                                                 1,111,913          203
--------------------------------------------------------------------------------------------------------
                                                                                 10,933,613        1,998
--------------------------------------------------------------------------------------------------------
                 Health Care--21.5%
                 New Jersey State Health Care Facilities
                   Financing Authority:
      1,045M       Bayonne Hospital 6 1/4% 7/1/2012                               1,109,006          203
      1,745M       General Hospital Center at Passaic 6% 7/1/2014                 1,851,881          338
      1,100M       Hunterdon Hospital 7% 7/1/2020                                 1,130,338          207
      1,000M       Meridian Health System Oblig. Group 5 5/8% 7/1/2014            1,012,500          185
      1,750M       Monmouth Medical Center 6 1/4% 7/1/2004*                       1,872,500          342
      1,350M       Ocean County Medical Center 6.9% 7/1/2001*                     1,408,347          257
      3,120M       Riverview Medical Center 6 1/4% 7/1/2011                       3,408,600          623
--------------------------------------------------------------------------------------------------------
                                                                                 11,793,172        2,155
--------------------------------------------------------------------------------------------------------
                 Housing--2.6%
      1,375M     New Jersey State Housing & Mortgage Financing
                   Agency Regency Park Project 6.05% 11/1/2017                    1,400,781          256
--------------------------------------------------------------------------------------------------------
                 Transportation--9.5%
      1,000M     New Jersey Economic Development Authority Revenue
                   Light Rail System 6% 5/1/2016                                  1,035,000          189
      1,000M     New Jersey State Highway Authority
                   (Garden State Parkway) 6.2% 1/1/2010                           1,086,250          198
--------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------------------------------
                                                                                                  Amount
                                                                                                Invested
                                                                                                For Each
   Principal                                                                                  $10,000 of
      Amount     Security                                                             Value   Net Assets
--------------------------------------------------------------------------------------------------------
                 Transportation (continued)
     $2,075M     New Jersey Turnpike Authority 5 1/2% 1/1/2025                  $ 2,023,125      $   370
      1,000M     Puerto Rico Highway & Transportation Authority
                   Highway Revenue 6% 7/1/2018                                    1,073,750          196
--------------------------------------------------------------------------------------------------------
                                                                                  5,218,125          953
--------------------------------------------------------------------------------------------------------
                 Utilities--15.6%
      1,000M     Bergen County Utility Authority Pollution Control
                   6 1/2% 6/15/2002*                                              1,052,500          192
      1,000M     Delaware River & Bay Authority 5 1/2% 1/1/2016                   1,003,750          183
                 New Jersey Wastewater Treatment Trust:
      1,435M       6 1/4% 4/1/2004*                                               1,531,863          280
      1,310M       7% 7/1/2011                                                    1,517,962          277
      1,250M     Passaic Valley Sewer Commission 5 5/8% 12/1/2018                 1,253,125          229
      1,040M     Passaic Valley Water Commission 6.4% 12/15/2002*                 1,101,100          201
      1,000M     Puerto Rico Commonwealth Aqueduct & Sewer
                   Authority 6 1/4% 7/1/2013                                      1,107,500          202
--------------------------------------------------------------------------------------------------------
                                                                                  8,567,800        1,564
--------------------------------------------------------------------------------------------------------
                 Other Revenue--25.6%
      2,900M     Atlantic County Impt. Auth. Lux. Tax
                   (Convention Center) 7.4% 7/1/2016                              3,414,750          624
      1,350M     Cape May County Indl. Pollution Control Fin. Auth.
                   6.8% 3/1/2021                                                  1,539,000          281
                 New Jersey Economic Development Authority:
      2,000M       Educational Testing Service 6 1/8% 5/15/2005*                  2,145,000          392
      2,185M       Market Transition Facility 5 7/8% 7/1/2011                     2,280,594          417
      1,775M       N.J. Performing Arts Center 6% 6/15/2012                       1,910,344          349
                 Puerto Rico Public Buildings Authority:
      1,275M       Series "A" 6 1/4% 7/1/2013                                     1,405,687          257
      1,195M       Series "A" 6 1/4% 7/1/2014                                     1,318,981          241
--------------------------------------------------------------------------------------------------------
                                                                                 14,014,356        2,561
--------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $50,571,319)              97.3%             53,272,632        9,733
Other Assets, Less Liabilities                                  2.7               1,461,658          267
--------------------------------------------------------------------------------------------------------
Net Assets                                                    100.0%            $54,734,290      $10,000
========================================================================================================

 * Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

See notes to financial statements





Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--NORTH CAROLINA FUND
June 30, 2000

--------------------------------------------------------------------------------------------------------
                                                                                                  Amount
                                                                                                Invested
                                                                                                For Each
   Principal                                                                                  $10,000 of
      Amount     Security                                                             Value   Net Assets
--------------------------------------------------------------------------------------------------------
                 MUNICIPAL BONDS--98.3%
                 Certificates of Participation--10.6%
     $  430M     Brunswick County 5 1/2% 6/1/2020                               $   419,788      $   393
        100M     Charlotte Convention Facilities Project
                   6 3/4% 12/1/2001*                                                104,875           98
        100M     Cumberland County Civic Center Project
                   6.3% 12/1/2004*                                                  107,875          101
        250M     Pitt County 5 1/4% 4/1/2015                                        244,688          229
        250M     Randolph County 5 1/2% 6/1/2015                                    251,250          235
--------------------------------------------------------------------------------------------------------
                                                                                  1,128,476        1,056
--------------------------------------------------------------------------------------------------------
                 Education--6.5%
        430M     Iredell County Public Facilities School Projects
                   6% 6/1/2017                                                      443,868          415
        250M     North Carolina Cent. Univ. Hsg. Rev. 5.6% 11/1/2012                256,250          239
--------------------------------------------------------------------------------------------------------
                                                                                    700,118          654
--------------------------------------------------------------------------------------------------------
                 General Obligation--29.7%
        250M     Bladen County 5.6% 5/1/2016                                        254,062          238
        500M     Brunswick County 5 3/4% 5/1/2017                                   511,250          478
        250M     Cleveland County 5 1/2% 3/1/2012                                   258,125          241
        200M     Gaston County 5.7% 3/1/2013                                        206,500          193
        220M     Laurinburg 5.3% 6/1/2012                                           223,300          209
        200M     Mecklenburg County 6.2% 1/1/2002*                                  206,500          193
        200M     Morganton 5.7% 6/1/2014                                            206,500          193
        400M     Onslow County 5.7% 3/1/2011                                        417,000          390
        360M     Puerto Rico Commonwealth 6 1/4% 7/1/2012                           399,150          373
        280M     Rowan County 5.6% 4/1/2014                                         288,050          269
        200M     Watauga County 5.9% 6/1/2014                                       207,500          194
--------------------------------------------------------------------------------------------------------
                                                                                  3,177,937        2,971
--------------------------------------------------------------------------------------------------------
                 Health Care--7.3%
        400M     Catawba County Hospital Revenue
                   (Catawba Memorial Hospital) 5% 10/1/2017                         365,500          342
        250M     North Carolina Medical Care Commission Health
                   Care Facilities Rex Healthcare 5% 6/1/2017                       229,063          214
        175M     Puerto Rico Indl. Tourist Edl. Med. & Env. Ctl. Facs.
                   6 1/4% 7/1/2016                                                  183,313          171
--------------------------------------------------------------------------------------------------------
                                                                                    777,876          727
--------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------------------------------
                                                                                                  Amount
                                                                                                Invested
                                                                                                For Each
   Principal                                                                                  $10,000 of
      Amount     Security                                                             Value   Net Assets
--------------------------------------------------------------------------------------------------------
                 Housing--1.2%
     $  125M     North Carolina Housing Finance Agency Multi-Family
                   6.6% 7/1/2017                                                $   130,625      $   122
--------------------------------------------------------------------------------------------------------
                 Transportation--15.5%
        800M     Piedmont Triad Airport Authority Revenue
                   5 1/2% 7/1/2013                                                  813,000          760
                 Puerto Rico Commonwealth Highway &
                   Transportation Authority:
        520M       6 1/4% 7/1/2014                                                  573,950          536
        250M       6% 7/1/2018                                                      268,437          251
--------------------------------------------------------------------------------------------------------
                                                                                  1,655,387        1,547
--------------------------------------------------------------------------------------------------------
                 Utilities--24.7%
        250M     Buncombe County Solid Waste System 5.6% 3/1/2011                   256,875          240
        250M     Charlotte Storm Water Fee 5.65% 6/1/2014                           255,625          239
                 Fayetteville Public Works Commission Revenue:
        390M       5.7% 2/1/2010                                                    403,162          377
        300M       5 1/2% 3/1/2015                                                  301,875          282
        250M     Gastonia Comb. Utilities System Revenue
                   5 5/8% 5/1/2015                                                  254,062          237
                 Greensville Utilities Commission Combined
                   Enterprise System Revenue:
        250M       5 1/2% 9/1/2017                                                  251,563          235
        250M       5 1/2% 9/1/2018                                                  246,875          231
        250M     Kinston Enterprise System Revenue 5.7% 4/1/2012                    257,500          241
        200M     North Carolina Eastern Municipal Power Agency
                   5.6% 1/1/2010                                                    204,000          191
        200M     North Carolina Municipal Power Agency
                   (Catawba Electric) 6% 1/1/2010                                   210,250          196
--------------------------------------------------------------------------------------------------------
                                                                                  2,641,787        2,469
--------------------------------------------------------------------------------------------------------




Portfolio of Investments (continued)
First Investors Multi-State Insured Tax Free Fund--NORTH CAROLINA FUND
June 30, 2000

--------------------------------------------------------------------------------------------------------
                                                                                                  Amount
                                                                                                Invested
                                                                                                For Each
   Principal                                                                                  $10,000 of
      Amount     Security                                                             Value   Net Assets
--------------------------------------------------------------------------------------------------------
                 Other Revenue--2.8%
     $  270M     Puerto Rico Public Buildings Authority
                   6 1/4% 7/1/2012                                              $   298,012      $   279
--------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $10,249,874)                                10,510,218        9,825
--------------------------------------------------------------------------------------------------------
                 SHORT-TERM TAX EXEMPT
                 INVESTMENTS--.9%
        100M     Puerto Rico Commonwealth Floater Certificates
                   Series "A-1" Adjustable Rate Note 4 3/4% **
                   (cost $100,000)                                                  100,000           91
--------------------------------------------------------------------------------------------------------
Total Value of Municipal Investments
  (cost $10,349,874)                                           99.2%             10,610,218        9,916
Other Assets, Less Liabilities                                   .8                  90,347           84
--------------------------------------------------------------------------------------------------------
Net Assets                                                    100.0%            $10,700,565      $10,000
========================================================================================================

 * Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.
** Interest rates on Adjustable Rate Notes are determined and reset daily by the issuer. The interest rate shown is the rate in effect at June 30, 2000.

See notes to financial statements





Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--OHIO FUND
June 30, 2000

--------------------------------------------------------------------------------------------------------
                                                                                                  Amount
                                                                                                Invested
                                                                                                For Each
   Principal                                                                                  $10,000 of
      Amount     Security                                                             Value   Net Assets
--------------------------------------------------------------------------------------------------------
                 MUNICIPAL BONDS--99.5%
                 Education--5.6%
     $1,000M     University Akron Ohio General Receipts 6% 1/1/2016             $ 1,040,000      $   555
--------------------------------------------------------------------------------------------------------
                 General Obligation--69.8%
      1,000M     Adams County Valley Local School District
                   7% 12/1/2015                                                   1,173,750          627
        800M     Avon Local School District 6 1/2% 12/1/2015                        902,000          482
        500M     Batavia Local School District 7% 12/1/2005*                        558,125          298
      1,000M     Beaver Creek Local School District 6.6% 12/1/2015                1,137,500          607
        425M     Bedford Heights Jail Facilities 6 1/2% 12/1/2014                   459,531          245
        500M     Brecksville-Broadview Heights City School District
                   6 1/2% 12/1/2016                                                 536,250          286
        250M     Cardington & Lincoln Local School District
                   6.6% 12/1/2014                                                   261,875          140
        150M     Cleveland 6 5/8% 11/15/2004*                                       163,312           87
        500M     Clyde-Green Springs Exempted Village
                   Local School District 7% 12/1/2013                               552,500          295
        450M     Dublin 6.4% 12/1/2014                                              484,875          259
        525M     East Clinton Local School District 6 7/8% 12/1/2009                572,250          306
        265M     Finneytown Local School District 6 1/4% 12/1/2012                  292,163          156
        700M     Garfield Heights 6.3% 12/1/2014                                    736,750          393
        500M     Hamilton City School District 5 1/2% 12/1/2019                     491,250          262
        655M     Jefferson County Jail Construction 5 3/4% 12/1/2019                674,650          360
        500M     Lakeview Local School District 6.9% 12/1/2004*                     550,000          294
        500M     Lakewood City School District 6.95% 12/1/2015                      547,500          292
        500M     North Royalton City School 6% 12/1/2014                            529,375          283
        250M     Olmstead Falls Local School District
                   6.85% 12/15/2004*                                                274,687          147
        350M     Portage County 6.2% 12/1/2014                                      366,625          196
        285M     Shaker Heights City School District 7.1% 12/15/2010                321,694          172
        610M     Summit County 6 1/4% 12/1/2017                                     649,650          347
        500M     Tuscarawas Valley Local School District
                   6.6% 12/1/2005*                                                  550,000          294
        250M     Wayne Local School District 6.45% 12/1/2011                        278,750          149
--------------------------------------------------------------------------------------------------------
                                                                                 13,065,062        6,977
--------------------------------------------------------------------------------------------------------




Portfolio of Investments (continued)
First Investors Multi-State Insured Tax Free Fund--OHIO FUND
June 30, 2000

--------------------------------------------------------------------------------------------------------
                                                                                                  Amount
                                                                                                Invested
                                                                                                For Each
   Principal                                                                                  $10,000 of
      Amount     Security                                                             Value   Net Assets
--------------------------------------------------------------------------------------------------------
                 Health Care--6.3%
     $  255M     Franklin County Hospital Revenue (Holy Cross
                   Health System) 7 5/8% 6/1/2009                               $   259,781      $   139
        500M     Lorain County Hosp. Rev. (Catholic Healthcare
                   Partners) 5 1/2% 9/1/2011                                        508,750          271
        400M     Trumbull County Hospital Revenue 6.9% 11/15/2003*                  419,500          224
--------------------------------------------------------------------------------------------------------
                                                                                  1,188,031          634
--------------------------------------------------------------------------------------------------------
                 Transportation--7.6%
                 Puerto Rico Commonwealth Highway & Transportation:
        350M       5 3/4% 7/1/2018                                                  357,875          191
      1,000M       6% 7/1/2018                                                    1,073,750          573
--------------------------------------------------------------------------------------------------------
                                                                                  1,431,625          764
--------------------------------------------------------------------------------------------------------
                 Utilities--10.2%
        600M     Alliance Sewer System Revenue 6% 10/15/2010                        629,250          336
        280M     Hamilton Wastewater Revenue 5.9% 10/15/2011                        292,600          156
        500M     Mahoning Valley Sanitary District Water Revenue
                   5 3/4% 11/15/2018                                                506,250          270
        250M     Ohio State Water Dev. Auth. Rev. Pure Water Series
                   7% 12/1/2009                                                     279,063          149
        200M     Toledo Water Revenue 6% 11/15/2007                                 211,000          113
--------------------------------------------------------------------------------------------------------
                                                                                  1,918,163        1,024
--------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $17,783,539)              99.5%             18,642,881        9,954
Other Assets, Less Liabilities                                   .5                  85,575           46
--------------------------------------------------------------------------------------------------------
Net Assets                                                    100.0%            $18,728,456      $10,000
========================================================================================================

 * Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

See notes to financial statements





Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--OREGON FUND
June 30, 2000

--------------------------------------------------------------------------------------------------------
                                                                                                  Amount
                                                                                                Invested
                                                                                                For Each
   Principal                                                                                  $10,000 of
      Amount     Security                                                             Value   Net Assets
--------------------------------------------------------------------------------------------------------
                 MUNICIPAL BONDS--97.8%
                 Certificates of Participation--5.0%
     $  500M     Oregon State Dept. of Administrative Services
                   5.65% 5/1/2007*                                              $   525,000      $   355
        100M     Oregon State Dept. of General Services 6% 9/1/2010                 103,000           70
        100M     Washington County Educational Service District
                   7% 6/1/2005*                                                     109,500           74
--------------------------------------------------------------------------------------------------------
                                                                                    737,500          499
--------------------------------------------------------------------------------------------------------
                 Education--2.8%
        200M     Chemeketa Community College District 6.4% 7/1/2009                 212,250          143
        200M     Oregon State Hlth. & Hsg. Educl. & Cult. Facs.
                   (Lewis & Clark College) 6% 10/1/2013                             207,750          141
--------------------------------------------------------------------------------------------------------
                                                                                    420,000          284
--------------------------------------------------------------------------------------------------------
                 General Obligation--47.1%
        300M     Chemeketa Community College District 5.8% 6/1/2006*                314,250          213
        750M     Columbia County School District #502,
                   Zero Coupon 6/1/2014                                             349,688          237
        250M     Jackson County School District #005, (Ashland)
                   5.7% 6/1/2007                                                    261,563          177
        200M     Josephine County School District (Three Rivers)
                   5.65% 12/1/2008                                                  205,500          139
        245M     La Grande 5 5/8% 6/1/2011                                          251,431          170
                 Lane County School District:
        200M       #019 (Springfield) 6 1/4% 10/15/2004*                            213,000          144
        115M       #052 (Bethel) 7% 12/1/2006                                       128,081           87
        200M     Lincoln County School District 5 1/4% 6/15/2012                    200,500          136
                 Linn County School District:
        180M       #095 (Scio) 5 3/4% 7/15/2011                                     185,850          126
        250M       #9 (Lebanon) 6 1/8% 6/15/2016                                    263,438          178
                 Polk Marion & Benton Counties School District #13J:
        200M       5 1/2% 12/1/2008                                                 205,750          139
        760M       5 5/8% 6/15/2016                                                 766,650          519
                 Puerto Rico Commonwealth:
        540M       6 1/4% 7/1/2012                                                  598,725          405
        650M       6 1/4% 7/1/2013                                                  719,875          487
        100M     Puerto Rico Municipal Finance Agency 6% 7/1/2004*                  106,875           72
        600M     Southwestern Community College District
                   6.05% 6/1/2020                                                   616,500          417
        250M     Tillamook County 5.6% 1/15/2012                                    255,938          173
--------------------------------------------------------------------------------------------------------




Portfolio of Investments (continued)
First Investors Multi-State Insured Tax Free Fund--OREGON FUND
June 30, 2000

--------------------------------------------------------------------------------------------------------
                                                                                                  Amount
                                                                                                Invested
                                                                                                For Each
   Principal                                                                                  $10,000 of
      Amount     Security                                                             Value   Net Assets
--------------------------------------------------------------------------------------------------------
                 General Obligation (continued)
                 Umatilla County School District #016R (Pendleton):
     $  200M       6% 7/1/2004*                                                 $   210,500      $   142
        500M       5 1/4% 7/1/2014                                                  497,500          337
                 Washington County School District:
        170M       #003 (Hillsboro) 6% 11/1/2005*                                   179,562          122
        145M       #88J (Sherwood) 6.1% 6/1/2005*                                   153,156          104
         55M       #88J (Sherwood) 6.1% 6/1/2012                                     57,131           39
        200M     Yamhill County School District #029J (Newberg)
                   6.1% 6/1/2004*                                                   210,750          143
--------------------------------------------------------------------------------------------------------
                                                                                  6,952,213        4,706
--------------------------------------------------------------------------------------------------------
                 Housing--4.4%
                 Oregon State Housing & Community Svcs. Dept.
                   Mtge. Rev. Single Family Mortgage Program:
        250M       6% 7/1/2012                                                      257,813          174
        390M       5.95% 7/1/2013                                                   399,262          270
--------------------------------------------------------------------------------------------------------
                                                                                    657,075          444
--------------------------------------------------------------------------------------------------------
                 Transportation--7.7%
                 Oregon State Department of Transportation Revenue:
        100M       6.2% 6/1/2008                                                    105,875           72
        200M       6 1/4% 6/1/2009                                                  212,250          144
                 Puerto Rico Highway & Transportation Authority
                   Highway Revenue:
        500M       6 1/4% 7/1/2014                                                  551,875          373
        250M       6% 7/1/2018                                                      268,438          182
--------------------------------------------------------------------------------------------------------
                                                                                  1,138,438          771
--------------------------------------------------------------------------------------------------------
                 Utilities--21.1%
        325M     Emerald Peoples Utility District 7.35% 11/1/2011                   387,156          262
        600M     Eugene Water Utility Sysytem 5.8% 8/1/2020                         615,750          417
        250M     Klamath Falls Waste Water Revenue 5 1/2% 6/1/2025                  243,125          164
        200M     Klamath Falls Water Revenue 6.1% 6/1/2014                          207,000          140
        250M     Marion County Solid Waste & Electric Revenue
                   5 3/8% 10/1/2008                                                 255,000          173
        250M     Portland Gas Tax Revenue 5 3/4% 6/1/2012                           260,625          176
        400M     Portland Sewer System Revenue 6.2% 6/1/2004*                       423,500          287
        250M     Salem Water & Sewer Revenue 5 1/2% 6/1/2012                        253,437          172
        200M     South Fork Water Board Water Revenue 6% 2/1/2004*                  209,750          142
--------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------------------------------
                                                                                                  Amount
                                                                                                Invested
                                                                                                For Each
   Principal                                                                                  $10,000 of
      Amount     Security                                                             Value   Net Assets
--------------------------------------------------------------------------------------------------------
                 Utilities (continued)
     $  250M     Washington County Unified Sewer Agency
                   5 3/4% 10/1/2012                                             $   263,125      $   178
--------------------------------------------------------------------------------------------------------
                                                                                  3,118,468        2,111
--------------------------------------------------------------------------------------------------------
                 Other Revenue--9.7%
        500M     Oregon State Administrative Services Lottery
                   5 3/4% 4/1/2014                                                  514,375          349
        500M     Portland Airport Way Urban Renewal & Redevelopment
                   6% 6/15/2016                                                     520,625          352
        355M     Puerto Rico Public Buildings Authority 6 1/4% 7/1/2012             391,831          265
--------------------------------------------------------------------------------------------------------
                                                                                  1,426,831          966
--------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $14,020,476)              97.8%             14,450,525        9,781
Other Assets, Less Liabilities                                  2.2                 324,081          219
--------------------------------------------------------------------------------------------------------
Net Assets                                                    100.0%            $14,774,606      $10,000
========================================================================================================

 * Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

See notes to financial statements





Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--PENNSYLVANIA FUND
June 30, 2000

--------------------------------------------------------------------------------------------------------
                                                                                                  Amount
                                                                                                Invested
                                                                                                For Each
   Principal                                                                                  $10,000 of
      Amount     Security                                                             Value   Net Assets
--------------------------------------------------------------------------------------------------------
                 MUNICIPAL BONDS--100.5%
                 Education--16.8%
     $1,000M     Allegheny Cnty. Higher Educ. Bldg. Auth.
                   (Duquesne Univ.) 5 1/2% 3/1/2020                              $  987,500       $  265
      1,000M     Butler Cnty. Public School Bldg. Auth.
                   (Cmnty. College) 5.7% 7/15/2015                                1,015,000          272
        675M     Northeast. Pa. Hosp. & Ed. Auth. (Luzerne Cnty.
                   Cmnty. College) 6.55% 2/15/2005*                                 723,094          194
      1,000M     Pennsylvania State Higher Ed. Assistance Agency
                   6 1/8% 12/15/2017                                              1,043,750          280
      1,410M     Pennsylvania State Higher Edl. Facs. Auth.
                   5 1/2% 6/15/2014                                               1,417,050          380
      1,000M     Philadelphia Hosp. & Higher Edl. Facs. Auth.
                   (Cmnty. College) 6 1/8% 5/1/2004*                              1,063,750          285
--------------------------------------------------------------------------------------------------------
                                                                                  6,250,144        1,676
--------------------------------------------------------------------------------------------------------
                 General Obligation--22.5%
      1,470M     Erie 5.7% 5/15/2007*                                             1,536,150          412
      1,310M     General McLane School District 5 3/4% 5/15/2007*                 1,373,863          368
                 Philadelphia:
        215M       6% 11/15/2004*                                                   228,975           61
        385M       6% 11/15/2014                                                    401,362          107
      1,180M     Philadelphia School District 6% 3/1/2015                         1,222,775          328
      1,500M     Pittsburgh 5 1/2% 9/1/2014                                       1,530,000          410
                 Sto-Rox School District:
        515M       5.6% 12/15/2015                                                  520,150          139
        550M       5.65% 12/15/2016                                                 554,812          149
      1,000M     Stroudsburg Area School District 5.8% 10/1/2005*                 1,046,250          280
--------------------------------------------------------------------------------------------------------
                                                                                  8,414,337        2,254
--------------------------------------------------------------------------------------------------------
                 Health Care--19.2%
                 Allegheny County Hospital Development Authority:
      1,000M       Allegheny General Hospital Project 6.2% 9/1/2015               1,001,250          268
                   Health Center -- University of Pittsburgh:
      1,000M         5.6% 4/1/2013                                                1,003,750          269
      1,000M         5.65% 4/1/2014                                               1,002,500          269
      1,000M     Berks County Mun. Auth. Hosp. (Reading Hosp.
                   Med. Ctr.) 5.7% 10/1/2014                                      1,023,750          274
        600M     Blair County Hosp. Auth. (Altoona Hosp.)
                   6 3/8% 7/1/2002*                                                 630,750          169
--------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------------------------------
                                                                                                  Amount
                                                                                                Invested
                                                                                                For Each
   Principal                                                                                  $10,000 of
      Amount     Security                                                             Value   Net Assets
--------------------------------------------------------------------------------------------------------
                 Health Care (continued)
     $1,000M     Dauphin County Gen. Health System
                   (Pinnacle Health System) 5 1/2% 5/15/2013                     $1,000,000       $  268
      1,000M     Pennsylvania State Higher Edl. Facs. Auth.
                   Health Svcs. 5.7% 11/15/2011                                     995,000          267
        500M     St. Mary Hosp. Auth. Langhorne Hosp. Rev.
                   (Franciscan Health) 7% 7/1/2014                                  511,170          137
--------------------------------------------------------------------------------------------------------
                                                                                  7,168,170        1,921
--------------------------------------------------------------------------------------------------------
                 Housing--1.3%
        460M     Pennsylvania Housing Finance Agency
                   Single-Family Mtge. 7.15% 4/1/2015                               472,604          127
--------------------------------------------------------------------------------------------------------
                 Utilities--32.4%
      1,000M     Allegheny County Sanitation Authority Sewer Revenue
                   6 1/4% 12/1/2014                                               1,056,250          283
      1,000M     Erie Sewer Authority 5 7/8% 6/1/2018                             1,016,250          272
      1,000M     North Pennsylvania Water Authority 6 7/8% 11/1/2004*             1,090,000          292
      1,000M     North Wales Water Authority 6 3/4% 11/1/2004*                    1,076,250          288
                 Philadelphia Water & Wastewater:
      1,230M       6 1/4% 8/1/2011                                                1,342,238          360
      2,000M       6 1/4% 8/1/2012                                                2,182,500          585
      2,950M     Pittsburgh Water & Sewer Authority 6 1/2% 9/1/2013               3,285,562          880
      1,000M     Washington County Indl. Dev. Auth. (West Penn.
                   Power) 6.05% 4/1/2014                                          1,033,750          277
--------------------------------------------------------------------------------------------------------
                                                                                 12,082,800        3,237
--------------------------------------------------------------------------------------------------------
                 Other Revenue--8.3%
      1,000M     Pennsylvania Intergovernmental Coop. Auth. Spl.
                   Tax Rev. 7% 6/15/2005*                                         1,096,250          293
      1,000M     Pennsylvania State Industrial Development Authority
                   6% 1/1/2012                                                    1,035,000          277
      1,000M     Philadelphia Authority Ind. Dev. Lease Rev.
                   5.4% 2/15/2017                                                   977,500          262
--------------------------------------------------------------------------------------------------------
                                                                                  3,108,750          832
--------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $36,052,395)                                37,496,805       10,047
--------------------------------------------------------------------------------------------------------




Portfolio of Investments (continued)
First Investors Multi-State Insured Tax Free Fund--PENNSYLVANIA FUND
June 30, 2000

--------------------------------------------------------------------------------------------------------
                                                                                                  Amount
                                                                                                Invested
                                                                                                For Each
   Principal                                                                                  $10,000 of
      Amount     Security                                                             Value   Net Assets
--------------------------------------------------------------------------------------------------------
                 SHORT-TERM TAX EXEMPT
                 INVESTMENTS--1.0%
     $  200M     Lehigh County General Purpose Auth. Floater
                   Adjustable Rate Note 4 1/2%**                                $   200,000      $    54
        100M     Puerto Rico Commonwealth Floater Certificates
                   Govt. Dev. Bank Adjustable Rate Note 4.6%**                      100,000           27
        100M     Puerto Rico Commonwealth Floater Certificates
                   Series "A-1" Adjustable Rate Note 4 3/4%**                       100,000           27
--------------------------------------------------------------------------------------------------------
Total Value of Short-Term Tax Exempt Investments
  (cost $400,000)                                                                   400,000          108
--------------------------------------------------------------------------------------------------------
Total Value of Municipal Investments
  (cost $36,452,395)                                          101.5%             37,896,805       10,155
Excess of Liabilities Over Other Assets                        (1.5)               (576,489)        (155)
--------------------------------------------------------------------------------------------------------
Net Assets                                                    100.0%            $37,320,316      $10,000
========================================================================================================

 * Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.
** Interest rates on Adjustable Rate Notes are determined and reset periodically by the issuer. The interest rate shown is the rate in effect at June 30, 2000.

See notes to financial statements





Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--VIRGINIA FUND
June 30, 2000

--------------------------------------------------------------------------------------------------------
                                                                                                  Amount
                                                                                                Invested
                                                                                                For Each
   Principal                                                                                  $10,000 of
      Amount     Security                                                             Value   Net Assets
--------------------------------------------------------------------------------------------------------
                 MUNICIPAL BONDS--98.4%
                 Education--8.3%
      $ 575M     George Mason University 6 3/8% 2/1/2016                        $   603,750      $   288
      1,100M     Norfolk Redev. & Hsg. Auth.
                   (Tidewater Cmnty. College) 5 7/8% 11/1/2015                    1,133,000          540
--------------------------------------------------------------------------------------------------------
                                                                                  1,736,750          828
--------------------------------------------------------------------------------------------------------
                 General Obligation--21.6%
      1,000M     Chesapeake Public Improvement 5% 5/1/2013                          968,750          461
      1,000M     Hampton 5 3/4% 2/1/2014                                          1,035,000          493
      1,000M     Portsmouth Public Utility 5 1/2% 8/1/2019                        1,000,000          476
      1,000M     Richmond 5 3/8% 1/15/2015                                          998,750          476
        500M     Virginia State Public School Authority 6 1/2% 8/1/2004*            540,000          257
--------------------------------------------------------------------------------------------------------
                                                                                  4,542,500        2,163
--------------------------------------------------------------------------------------------------------
                 Health Care--14.3%
      1,150M     Danville Ind. Dev. Auth. (Danville Reg. Med. Ctr.)
                   6 3/8% 10/1/2004*                                              1,231,938          587
      1,675M     Roanoke Indl. Dev. Auth. (Roanoke Memorial
                   Hospitals Project) 6 1/8% 7/1/2017                             1,773,406          845
--------------------------------------------------------------------------------------------------------
                                                                                  3,005,344        1,432
--------------------------------------------------------------------------------------------------------
                 Transportation--15.3%
      1,000M     Puerto Rico Commonwealth Highway &
                   Transportation Authority 6 1/4% 7/1/2014                       1,103,750          526
      1,075M     Richmond Metropolitan Authority Expressway Revenue
                   5 1/4% 7/15/2017                                               1,052,156          501
      1,000M     Washington, D.C. Metropolitan Area Transportation
                   Authority 6% 7/1/2008                                          1,058,750          504
--------------------------------------------------------------------------------------------------------
                                                                                  3,214,656        1,531
--------------------------------------------------------------------------------------------------------
                 Utilities--12.9%
        750M     Leesburg Utility System Revenue 6.3% 7/1/2002*                     787,500          375
        500M     Loudon County Sanitation Authority Water & Sewer
                   Revenue 6 1/4% 1/1/2010                                          524,375          250
      1,000M     Norfolk Water Revenue 5 7/8% 11/1/2015                           1,026,250          489
        350M     Prince William County Svc. Auth. Water &
                   Sewer System 6 1/2% 7/1/2001*                                    363,962          173
--------------------------------------------------------------------------------------------------------
                                                                                  2,702,087        1,287
--------------------------------------------------------------------------------------------------------




Portfolio of Investments (continued)
First Investors Multi-State Insured Tax Free Fund--VIRGINIA FUND
June 30, 2000

--------------------------------------------------------------------------------------------------------
                                                                                                  Amount
                                                                                                Invested
                                                                                                For Each
   Principal                                                                                  $10,000 of
      Amount     Security                                                             Value   Net Assets
--------------------------------------------------------------------------------------------------------
                 Other Revenue--26.0%
     $1,000M     Chesapeake Indl. Dev. Auth. (Chesapeake Court
                   House Project) 5 1/4% 6/1/2017                               $   973,750      $   464
        700M     Frederick County Indl. Dev. Auth. (Govt. Complex
                   Proj.) 6 1/2% 12/1/2014                                          747,250          356
        500M     Henrico County Economic Dev. Auth. (Regional
                   Jail Project) 5 5/8%11/1/2015                                    508,750          242
      1,000M     Puerto Rico Public Buildings Authority 6 1/4% 7/1/2014           1,103,750          526
      1,000M     Richmond Redev. & Hsg. Auth. (Old Manchester
                   Projects) 6.8% 3/1/2005*                                       1,101,250          524
      1,000M     Riverside Regional Jail Authority 5 7/8% 7/1/2014                1,028,750          490
--------------------------------------------------------------------------------------------------------
                                                                                  5,463,500        2,602
--------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $19,798,658)                                20,664,837        9,843
--------------------------------------------------------------------------------------------------------
                 SHORT-TERM TAX EXEMPT
                 INVESTMENTS--.5%
        100M     Puerto Rico Commonwealth Floater Certificates
                   Govt. Dev. Bank Adjustable Rate Note 4.6%**
                   (cost $100,000)                                                  100,000           48
--------------------------------------------------------------------------------------------------------
Total Value of Municipal Investments
  (cost $19,898,658)                                           98.9%             20,764,837        9,891
Other Assets, Less Liabilities                                  1.1                 228,973          109
--------------------------------------------------------------------------------------------------------
Net Assets                                                    100.0%            $20,993,810      $10,000
========================================================================================================

 * Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.
** Interest rates on Adjustable Rate Notes are determined and reset weekly by the issuer. The interest rate shown is the rate in effect at June 30, 2000.

See notes to financial statements




This page intentionally left blank.



Statement of Assets and Liabilities
FIRST INVESTORS
June 30, 2000

------------------------------------------------   -------------  -------------
                                                                        INSURED
                                                      TAX EXEMPT   INTERMEDIATE
                                                    MONEY MARKET     TAX EXEMPT
------------------------------------------------   -------------  -------------
Assets
Investments in securities:
At identified cost                                   $17,269,143     $8,607,004
                                                   =============  =============
At value (Note 1A)                                   $17,269,143     $8,861,806
Cash                                                     167,893         27,912
Receivables:
Interest                                                 182,102        120,575
Investment securities sold                                    --             --
Shares sold                                                   --        450,239
                                                   -------------  -------------
Total Assets                                          17,619,138      9,460,532
                                                   -------------  -------------
Liabilities
Payables:
Dividends payable                                         50,495         28,650
Investment securities purchased                               --             --
Shares redeemed                                           11,733         11,372
Accrued advisory fees                                      7,141          2,926
Accrued expenses                                           5,412          8,865
                                                   -------------  -------------
Total Liabilities                                         74,781         51,813
                                                   -------------  -------------
Net Assets                                           $17,544,357     $9,408,719
                                                   =============  =============
Net Assets Consist of:
Capital paid in                                      $17,544,357     $9,173,947
Undistributed net investment income                           --          5,158
Accumulated net realized gain (loss) on
  investments                                                 --        (25,188)
Net unrealized appreciation in value of
  investments                                                 --        254,802
                                                                  -------------
Total                                                $17,544,357     $9,408,719
                                                   =============  =============
Net Assets:
Class A                                              $17,518,108     $8,208,683
Class B                                              $    26,249     $1,200,036
Shares outstanding (Note 2):
Class A                                               17,518,108      1,393,499
Class B                                                   26,249        203,411

Net asset value and redemption price
  per share - Class A                                      $1.00+         $5.89
                                                   =============  =============
Maximum offering price per share - Class A*                  N/A          $6.28
                                                   =============  =============
Net asset value and offering price
  per share - Class B (Note 2)                             $1.00          $5.90
                                                   =============  =============

* On purchases of $25,000 or more, the sales charge is reduced.
+ Also maximum offering price per share.

See notes to financial statements




Statement of Assets and Liabilities (continued)
FIRST INVESTORS
June 30, 2000

-----------------------------------------------  -------------  -------------  -------------------------------------------
                                                                     NEW YORK       MULTI-STATE INSURED TAX FREE FUND
                                                       INSURED        INSURED  -------------------------------------------
                                                    TAX EXEMPT       TAX FREE        ARIZONA     CALIFORNIA       COLORADO
-----------------------------------------------  -------------  -------------  -------------------------------------------
Assets
Investments in securities:
At identified cost                                $883,629,115   $159,060,184    $12,102,104    $13,872,445     $4,788,409
                                                 =============  =============  =============  =============  =============
At value (Note 1A)                                $936,594,938   $165,536,451    $12,695,106    $14,936,792     $4,971,219
Cash                                                   505,782        171,803         96,782         93,854         58,079
Receivables:
Interest                                            15,796,797      3,317,606        270,437        252,569         49,310
Investment securities sold                             205,042             --             --          2,341             --
Shares sold                                            121,409         30,457             --            236             47
                                                 -------------  -------------  -------------  -------------  -------------
Total Assets                                       953,223,968    169,056,317     13,062,325     15,285,792      5,078,655
                                                 -------------  -------------  -------------  -------------  -------------
Liabilities
Payables:
Dividends payable                                    3,716,525        660,082         55,944         61,197         20,155
Investment securities purchased                     15,888,947      4,540,249             --        507,061        197,974
Shares redeemed                                      1,099,535        424,523         10,000             --             --
Accrued advisory fees                                  502,433         84,092          3,624          4,203          1,185
Accrued expenses                                        55,440         14,724          3,497          7,232             73
                                                 -------------  -------------  -------------  -------------  -------------
Total Liabilities                                   21,262,880      5,723,670         73,065        579,693        219,387
                                                 -------------  -------------  -------------  -------------  -------------
Net Assets                                        $931,961,088   $163,332,647    $12,989,260    $14,706,099     $4,859,268
                                                 =============  =============  =============  =============  =============
Net Assets Consist of:
Capital paid in                                   $879,401,031   $158,399,922    $12,582,564    $13,515,758     $4,723,067
Undistributed net investment income                  3,719,511        468,574         26,714         54,162          4,118
Accumulated net realized gain (loss) on
  investments                                       (4,125,277)    (2,012,116)      (213,020)        71,832        (50,727)
Net unrealized appreciation in value of
  investments                                       52,965,823      6,476,267        593,002      1,064,347        182,810
                                                 -------------  -------------  -------------  -------------  -------------
Total                                             $931,961,088   $163,332,647    $12,989,260    $14,706,099     $4,859,268
                                                 =============  =============  =============  =============  =============
Net Assets:
Class A                                           $927,750,002   $159,383,736    $12,472,523    $14,130,528     $4,579,938
Class B                                           $  4,211,086   $  3,948,911    $   516,737    $   575,571     $  279,330
Shares outstanding (Note 2):
Class A                                             94,119,357     11,459,021        967,890      1,219,267        367,875
Class B                                                427,271        283,973         40,110         49,681         22,443

Net asset value and redemption price
  per share - Class A                                    $9.86         $13.91         $12.89         $11.59         $12.45
                                                 =============  =============  =============  =============  =============
Maximum offering price per share - Class A*             $10.52         $14.84         $13.75         $12.36         $13.28
                                                 =============  =============  =============  =============  =============
Net asset value and offering price
  per share - Class B (Note 2)                           $9.86         $13.91         $12.88         $11.59         $12.45
                                                 =============  =============  =============  =============  =============

* On purchases of $25,000 or more, the sales charge is reduced.
+ Also maximum offering price per share.

See notes to financial statements




Statement of Assets and Liabilities (continued)
FIRST INVESTORS
June 30, 2000

-------------------------------------------------  ----------------------------
                                                        MULTI-STATE INSURED
                                                           TAX FREE FUND
                                                   ----------------------------
                                                     CONNECTICUT        FLORIDA
-----------------------------------------------    ----------------------------
Assets
Investments in securities:
At identified cost                                   $21,203,618    $23,613,927
                                                   =============  =============
At value (Note 1A)                                   $22,156,794    $24,685,175
Cash                                                      25,616         15,886
Receivables:
Interest                                                 487,762        396,240
Investment securities sold                                    --      1,016,816
Shares sold                                                5,711            250
                                                   -------------  -------------
Total Assets                                          22,675,883     26,114,367
                                                   -------------  -------------
Liabilities
Payables:
Dividends payable                                         92,233        104,564
Investment securities purchased                          155,037      1,003,966
Shares redeemed                                           23,113          7,166
Accrued advisory fees                                      6,206         10,187
Accrued expenses                                              --          4,104
                                                   -------------  -------------
Total Liabilities                                        276,589      1,129,987
                                                   -------------  -------------
Net Assets                                           $22,399,294    $24,984,380
                                                   =============  =============
Net Assets Consist of:
Capital paid in                                      $21,674,376    $23,785,304
Undistributed net investment income                       36,250         72,884
Accumulated net realized gain (loss) on
  investments                                           (264,508)        54,944
Net unrealized appreciation in value of
  investments                                            953,176      1,071,248
                                                                  -------------
Total                                                $22,399,294    $24,984,380
                                                   =============  =============
Net Assets:
Class A                                              $19,077,712    $24,162,342
Class B                                              $ 3,321,582    $   822,038
Shares outstanding (Note 2):
Class A                                                1,509,560      1,872,785
Class B                                                  262,927         63,699

Net asset value and redemption price
  per share - Class A                                     $12.64         $12.90
                                                   =============  =============
Maximum offering price per share - Class A*               $13.48         $13.76
                                                   =============  =============
Net asset value and offering price
  per share - Class B (Note 2)                            $12.63         $12.91
                                                   =============  =============

* On purchases of $25,000 or more, the sales charge is reduced.

See notes to financial statements




Statement of Assets and Liabilities (continued)
FIRST INVESTORS
June 30, 2000

------------------------------------------------  -------------------------------------------------------------------------
                                                                       MULTI-STATE INSURED TAX FREE FUND
                                                  -------------------------------------------------------------------------
                                                       GEORGIA       MARYLAND   MASSACHUSETTS       MICHIGAN      MINNESOTA
------------------------------------------------  -------------------------------------------------------------------------
Assets
Investments in securities:
At identified cost                                   $5,949,439    $15,406,604    $21,721,931    $34,046,730     $7,973,584
                                                  =============  =============  =============  =============  =============
At value (Note 1A)                                   $6,159,056    $15,910,349    $22,300,566    $35,937,689     $8,161,181
Cash                                                     28,126        117,840         13,354            554         51,255
Receivables:
Interest                                                 98,613        328,362        415,005        533,844        171,486
Investment securities sold                                   --             --             --             --             --
Shares sold                                                  --          6,869          9,494            403             --
                                                  -------------  -------------  -------------  -------------  -------------
Total Assets                                          6,285,795     16,363,420     22,738,419     36,472,490      8,383,922
                                                  -------------  -------------  -------------  -------------  -------------
Liabilities
Payables:
Dividends payable                                        24,763         64,037         98,129        142,123         36,194
Investment securities purchased                              --             --             --             --             --
Shares redeemed                                              --          8,667         20,673         24,649             --
Accrued advisory fees                                     1,525          4,631          9,229         14,690          2,043
Accrued expenses                                             43          4,282          4,138             --             48
                                                  -------------  -------------  -------------  -------------  -------------
Total Liabilities                                        26,331         81,617        132,169        181,462         38,285
                                                  -------------  -------------  -------------  -------------  -------------
Net Assets                                           $6,259,464    $16,281,803    $22,606,250    $36,291,028     $8,345,637
                                                  =============  =============  =============  =============  =============
Net Assets Consist of:
Capital paid in                                      $6,104,792    $15,970,294    $22,053,691    $34,155,311     $8,224,240
Undistributed net investment income                       3,963          8,448         45,589         73,350         17,430
Accumulated net realized gain (loss) on
  investments                                           (58,908)      (200,684)       (71,665)       171,408        (83,630)
Net unrealized appreciation in value of
  investments                                           209,617        503,745        578,635      1,890,959        187,597
                                                  -------------  -------------  -------------  -------------  -------------
Total                                                $6,259,464    $16,281,803    $22,606,250    $36,291,028     $8,345,637
                                                  =============  =============  =============  =============  =============
Net Assets:
Class A                                              $5,874,703    $13,178,749    $21,325,680    $35,353,358     $8,264,700
Class B                                              $  384,761    $ 3,103,054    $ 1,280,570    $   937,670     $   80,937
Shares outstanding (Note 2):
Class A                                                 467,331      1,022,907      1,886,448      2,863,538        741,746
Class B                                                  30,634        240,863        113,298         76,006          7,261

Net asset value and redemption price
  per share - Class A                                    $12.57         $12.88         $11.30         $12.35         $11.14
                                                  =============  =============  =============  =============  =============
Maximum offering price per share - Class A*              $13.41         $13.74         $12.05         $13.17         $11.88
                                                  =============  =============  =============  =============  =============
Net asset value and offering price
  per share - Class B (Note 2)                           $12.56         $12.88         $11.30         $12.34         $11.15
                                                  =============  =============  =============  =============  =============

* On purchases of $25,000 or more, the sales charge is reduced.

See notes to financial statements




Statement of Assets and Liabilities (continued)
FIRST INVESTORS
June 30, 2000

-------------------------------------------------  ----------------------------
                                                        MULTI-STATE INSURED
                                                           TAX FREE FUND
                                                   ----------------------------
                                                        MISSOURI     NEW JERSEY
-------------------------------------------------  ----------------------------
Assets
Investments in securities:
At identified cost                                    $2,801,974    $50,571,319
                                                   =============  =============
At value (Note 1A)                                    $2,895,638    $53,272,632
Cash                                                     138,945        342,628
Receivables:
Interest                                                  46,644      1,176,891
Investment securities sold                                    --        196,207
Shares sold                                                   --         24,058
                                                   -------------  -------------
Total Assets                                           3,081,227     55,012,416
                                                   -------------  -------------
Liabilities
Payables:
Dividends payable                                         12,448        216,879
Investment securities purchased                          107,969             --
Shares redeemed                                               --         19,750
Accrued advisory fees                                        721         26,758
Accrued expenses                                              22         14,739
                                                   -------------  -------------
Total Liabilities                                        121,160        278,126
                                                   -------------  -------------
Net Assets                                            $2,960,067    $54,734,290
                                                   =============  =============
Net Assets Consist of:
Capital paid in                                       $2,939,101    $52,129,049
Undistributed net investment income                        3,591        247,997
Accumulated net realized gain (loss) on
  investments                                            (76,289)      (344,069)
Net unrealized appreciation in value of
  investments                                             93,664      2,701,313
                                                                  -------------
Total                                                 $2,960,067    $54,734,290
                                                   =============  =============
Net Assets:
Class A                                               $2,730,771    $51,549,578
Class B                                               $  229,296    $ 3,184,712
Shares outstanding (Note 2):
Class A                                                  221,810      4,097,586
Class B                                                   18,615        253,598

Net asset value and redemption price
  per share - Class A                                     $12.31         $12.58
                                                   =============  =============
Maximum offering price per share - Class A*               $13.13         $13.42
                                                   =============  =============
Net asset value and offering price
  per share - Class B (Note 2)                            $12.32         $12.56
                                                   =============  =============

* On purchases of $25,000 or more, the sales charge is reduced.

See notes to financial statements




Statement of Assets and Liabilities (continued)
FIRST INVESTORS
June 30, 2000

----------------------------------------------  -------------------------------------------------------------------------
                                                                    MULTI-STATE INSURED TAX FREE FUND
                                                -------------------------------------------------------------------------
                                                        NORTH
                                                     CAROLINA           OHIO         OREGON   PENNSYLVANIA       VIRGINIA
----------------------------------------------  -------------------------------------------------------------------------
Assets
Investments in securities:
At identified cost                                $10,349,874    $17,783,539    $14,020,476    $36,452,395    $19,898,658
                                                =============  =============  =============  =============  =============
At value (Note 1A)                                $10,610,218    $18,642,881    $14,450,525    $37,896,805    $20,764,837
Cash                                                  235,648         13,838        178,013         68,432             --
Receivables:
Interest                                              184,260        159,269        201,283        568,293        437,419
Investment securities sold                            547,250             --             --             --             --
Shares sold                                            29,504          8,784         14,595         33,292         18,978
                                                -------------  -------------  -------------  -------------  -------------
Total Assets                                       11,606,880     18,824,772     14,844,416     38,566,822     21,221,234
                                                -------------  -------------  -------------  -------------  -------------
Liabilities
Payables:
Dividends payable                                      41,439         79,678         58,721        151,493         85,604
Investment securities purchased                       862,240             --             --      1,072,656             --
Shares redeemed                                            --            377          2,070          4,022        119,393
Accrued advisory fees                                   2,553          7,671          4,155         15,192          8,586
Accrued expenses                                           83          8,590          4,864          3,143         13,841
                                                -------------  -------------  -------------  -------------  -------------
Total Liabilities                                     906,315         96,316         69,810      1,246,506        227,424
                                                -------------  -------------  -------------  -------------  -------------
Net Assets                                        $10,700,565    $18,728,456    $14,774,606    $37,320,316    $20,993,810
                                                =============  =============  =============  =============  =============
Net Assets Consist of:
Capital paid in                                   $10,617,108    $17,801,392    $14,553,273    $35,729,645    $20,011,348
Undistributed net investment income                     2,298         55,186          6,078         98,511         69,681
Accumulated net realized gain (loss) on
  investments                                        (179,185)        12,536       (214,794)        47,750         46,602
Net unrealized appreciation in value of
  investments                                         260,344        859,342        430,049      1,444,410        866,179
                                                -------------  -------------  -------------  -------------  -------------
Total                                             $10,700,565    $18,728,456    $14,774,606    $37,320,316    $20,993,810
                                                =============  =============  =============  =============  =============
Net Assets:
Class A                                           $ 9,514,985    $18,041,979    $13,809,984    $35,621,291    $20,101,570
Class B                                           $ 1,185,580    $   686,477    $   964,622    $ 1,699,025    $   892,240
Shares outstanding (Note 2):
Class A                                               776,196      1,498,789      1,139,771      2,842,632      1,604,391
Class B                                                96,663         57,013         79,684        135,672         71,319

Net asset value and redemption price
  per share - Class A                                  $12.26         $12.04         $12.12         $12.53         $12.53
                                                =============  =============  =============  =============  =============
Maximum offering price per share - Class A*            $13.08         $12.84         $12.93         $13.37         $13.37
                                                =============  =============  =============  =============  =============
Net asset value and offering price
  per share - Class B (Note 2)                         $12.27         $12.04         $12.11         $12.52         $12.51
                                                =============  =============  =============  =============  =============

* On purchases of $25,000 or more, the sales charge is reduced.

See notes to financial statements




Statement of Operations
FIRST INVESTORS
Six Months Ended June 30, 2000
------------------------------------------------   -------------  -------------
                                                                        INSURED
                                                      TAX EXEMPT   INTERMEDIATE
                                                    MONEY MARKET     TAX EXEMPT
------------------------------------------------   -------------  -------------
Investment Income

Interest income                                         $340,394       $217,084
                                                   -------------  -------------
Expenses (Notes 1 and 5):
Advisory fees                                             42,416         27,008
Distribution plan expenses - Class A                          --         11,589
Distribution plan expenses - Class B                          93          5,817
Shareholder servicing costs                               34,971          3,680
Professional fees                                          9,582          6,361
Custodian fees                                             3,535          1,008
Reports to shareholders                                    3,939            237
Other expenses                                             3,361            497
                                                   -------------  -------------
Total expenses                                            97,897         56,197
Less: Expenses waived or assumed                         (27,750)       (23,295)
      Custodian fees paid indirectly                      (2,194)        (1,008)
                                                   -------------  -------------
Net expenses                                              67,953         31,894
                                                   -------------  -------------
Net investment income                                    272,441        185,190
                                                   -------------  -------------
Realized and Unrealized Gain (Loss)
on Investments (Note 4):
Net realized gain (loss) on investments                       --        (18,279)
Net unrealized appreciation of investments                    --        131,761
                                                   -------------  -------------
Net gain on investments                                       --        113,482
                                                   -------------  -------------
Net Increase in Net Assets Resulting
  from Operations                                       $272,441       $298,672
                                                   =============  =============

See notes to financial statements




Statement of Operations (continued)
FIRST INVESTORS
Six Months Ended June 30, 2000

-----------------------------------------------  -------------  -------------  -------------------------------------------
                                                                     NEW YORK       MULTI-STATE INSURED TAX FREE FUND
                                                       INSURED        INSURED  -------------------------------------------
                                                    TAX EXEMPT       TAX FREE        ARIZONA     CALIFORNIA       COLORADO
-----------------------------------------------  -------------  -------------  -------------------------------------------
Investment Income

Interest income                                    $27,717,444     $4,780,424       $348,651       $409,915       $131,004
                                                 -------------  -------------  -------------  -------------  -------------
Expenses (Notes 1 and 5):
Advisory fees                                        3,265,356        614,418         45,391         52,758         16,819
Distribution plan expenses - Class A                 1,254,293        239,688         11,605         13,537          4,192
Distribution plan expenses - Class B                    20,275         20,421          2,542          2,636          1,464
Shareholder servicing costs                            402,183         64,954          5,888          4,696          3,030
Professional fees                                       48,089         19,387          2,437          2,917          6,112
Custodian fees                                          34,906          7,760            964            927            409
Reports to shareholders                                 74,397         11,301            394            198            152
Other expenses                                         114,205         27,550          2,441             48            721
                                                 -------------  -------------  -------------  -------------  -------------
Total expenses                                       5,213,704      1,005,479         71,662         77,717         32,899
Less: Expenses waived or assumed                            --        (98,306)       (35,220)       (21,302)       (20,106)
      Custodian fees paid indirectly                   (33,485)        (6,671)          (964)          (927)          (409)
                                                 -------------  -------------  -------------  -------------  -------------
Net expenses                                         5,180,219        900,502         35,478         55,488         12,384
                                                 -------------  -------------  -------------  -------------  -------------
Net investment income                               22,537,225      3,879,922        313,173        354,427        118,620
                                                 -------------  -------------  -------------  -------------  -------------
Realized and Unrealized Gain (Loss)
on Investments (Note 4):
Net realized gain (loss) on investments              1,797,550       (669,180)         2,478         71,832         (3,866)
Net unrealized appreciation of investments          13,739,894      3,887,678        181,114        341,188         83,280
                                                 -------------  -------------  -------------  -------------  -------------
Net gain on investments                             15,537,444      3,218,498        183,592        413,020         79,414
                                                 -------------  -------------  -------------  -------------  -------------
Net Increase in Net Assets Resulting
  from Operations                                  $38,074,669     $7,098,420       $496,765       $767,447       $198,034
                                                 =============  =============  =============  =============  =============

See notes to financial statements




Statement of Operations (continued)
FIRST INVESTORS
Six Months Ended June 30, 2000

-------------------------------------------------  ----------------------------
                                                        MULTI-STATE INSURED
                                                           TAX FREE FUND
                                                   ----------------------------
                                                     CONNECTICUT        FLORIDA
-----------------------------------------------    ----------------------------
Investment Income

Interest income                                         $628,043       $701,471
                                                   -------------  -------------
Expenses (Notes 1 and 5):
Advisory fees                                             80,880         91,224
Distribution plan expenses - Class A                      18,345         23,532
Distribution plan expenses - Class B                      16,077          3,957
Shareholder servicing costs                                7,997          8,145
Professional fees                                          6,214          9,988
Custodian fees                                             1,487          1,526
Reports to shareholders                                    1,365          1,446
Other expenses                                             3,572          4,861
                                                   -------------  -------------
Total expenses                                           135,937        144,679
Less: Expenses waived or assumed                         (35,332)       (42,051)
Custodian fees paid indirectly                            (1,487)        (1,526)
                                                   -------------  -------------
Net expenses                                              99,118        101,102
                                                   -------------  -------------
Net investment income                                    528,925        600,369
                                                   -------------  -------------
Realized and Unrealized Gain (Loss)
on Investments (Note 4):
Net realized gain (loss) on investments                    5,680        105,285
Net unrealized appreciation of investments               292,778        256,930
                                                   -------------  -------------
Net gain on investments                                  298,458        362,215
                                                   -------------  -------------
Net Increase in Net Assets Resulting
  from Operations                                       $827,383       $962,584
                                                   =============  =============

See notes to financial statements




Statement of Operations (continued)
FIRST INVESTORS
Six Months Ended June 30, 2000

----------------------------------------------  --------------------------------------------------------------------------
                                                                      MULTI-STATE INSURED TAX FREE FUND
                                                --------------------------------------------------------------------------
                                                      GEORGIA       MARYLAND   MASSACHUSETTS       MICHIGAN      MINNESOTA
----------------------------------------------  --------------------------------------------------------------------------
Investment Income

Interest income                                      $168,719       $432,205        $649,629     $1,098,422       $241,339
                                                -------------  -------------   -------------  -------------  -------------
Expenses (Notes 1 and 5):
Advisory fees                                          22,357         58,150          82,470        136,663         30,883
Distribution plan expenses - Class A                    5,621         12,599          20,785         35,552          8,155
Distribution plan expenses - Class B                    1,704         14,598           6,011          4,488            403
Shareholder servicing costs                             1,964          6,939          10,342         12,749          3,095
Professional fees                                         987          4,589           7,625          9,985            295
Custodian fees                                            592            994           1,555          2,128            760
Reports to shareholders                                   123            544           1,591          2,311            231
Other expenses                                            980          4,483           3,759          4,214          2,124
                                                -------------  -------------   -------------  -------------  -------------
Total expenses                                         34,328        102,896         134,138        208,090         45,946
Less: Expenses waived or assumed                      (17,468)       (47,320)        (39,133)       (45,555)       (24,274)
      Custodian fees paid indirectly                     (592)          (994)         (1,555)        (1,612)          (760)
                                                -------------  -------------   -------------  -------------  -------------
Net expenses                                           16,268         54,582          93,450        160,923         20,912
                                                -------------  -------------   -------------  -------------  -------------
Net investment income                                 152,451        377,623         556,179        937,499        220,427
                                                -------------  -------------   -------------  -------------  -------------
Realized and Unrealized Gain (Loss)
on Investments (Note 4):
Net realized gain (loss) on investments               (11,763)       (48,886)        (10,120)       193,684         (2,605)
Net unrealized appreciation of investments            167,102        361,085         331,341        307,127        123,681
                                                -------------  -------------   -------------  -------------  -------------
Net gain on investments                               155,339        312,199         321,221        500,811        121,076
                                                -------------  -------------   -------------  -------------  -------------
Net Increase in Net Assets Resulting
  from Operations                                    $307,790       $689,822        $877,400     $1,438,310       $341,503
                                                =============  =============   =============  =============  =============

See notes to financial statements




Statement of Operations (continued)
FIRST INVESTORS
Six Months Ended June 30, 2000

-------------------------------------------------  ----------------------------
                                                        MULTI-STATE INSURED
                                                           TAX FREE FUND
                                                   ----------------------------
                                                        MISSOURI     NEW JERSEY
-------------------------------------------------  ----------------------------
Assets
Investment Income

Interest income                                          $77,321     $1,607,048
                                                   -------------  -------------
Expenses (Notes 1 and 5):
Advisory fees                                             10,252        203,332
Distribution plan expenses - Class A                       2,513         51,031
Distribution plan expenses - Class B                       1,107         15,993
Shareholder servicing costs                                1,764         19,152
Professional fees                                          7,476         14,532
Custodian fees                                               287          3,087
Reports to shareholders                                      105          3,309
Other expenses                                               607         10,690
                                                   -------------  -------------
Total expenses                                            24,111        321,126
Less: Expenses waived or assumed                         (16,104)       (40,666)
Custodian fees paid indirectly                              (287)        (3,087)
                                                   -------------  -------------
Net expenses                                               7,720        277,373
                                                   -------------  -------------
Net investment income                                     69,601      1,329,675
                                                   -------------  -------------
Realized and Unrealized Gain (Loss)
on Investments (Note 4):
Net realized gain (loss) on investments                    8,699         (3,724)
Net unrealized appreciation of investments                45,752        599,342
                                                   -------------  -------------
Net gain on investments                                   54,451        595,618
                                                   -------------  -------------
Net Increase in Net Assets Resulting
  from Operations                                       $124,052     $1,925,293
                                                   =============  =============



Statement of Operations (continued)
FIRST INVESTORS
Six Months Ended June 30, 2000

----------------------------------------------  --------------------------------------------------------------------------
                                                                    MULTI-STATE INSURED TAX FREE FUND
                                                --------------------------------------------------------------------------
                                                        NORTH
                                                     CAROLINA           OHIO          OREGON   PENNSYLVANIA       VIRGINIA
----------------------------------------------  --------------------------------------------------------------------------
Investment Income

Interest income                                      $269,053       $550,574        $387,398     $1,116,540       $642,801
                                                -------------  -------------   -------------  -------------  -------------
Expenses (Notes 1 and 5):
Advisory fees                                          37,055         70,230          51,679        140,396         78,527
Distribution plan expenses - Class A                    9,076         18,093          12,762         35,642         20,012
Distribution plan expenses - Class B                    4,028          3,186           5,144          9,023          4,671
Shareholder servicing costs                             4,841          8,415          11,319         13,052         10,107
Professional fees                                       2,427          5,126           6,346         11,648          5,458
Custodian fees                                            992          1,188           1,146          2,094          1,418
Reports to shareholders                                   277          1,491             710          2,323            878
Other expenses                                          1,813          4,467           2,897          6,115          4,977
                                                -------------  -------------   -------------  -------------  -------------
Total expenses                                         60,509        112,196          92,003        220,293        126,048
Less: Expenses waived or assumed                      (31,591)       (32,512)        (48,634)       (46,798)       (37,131)
      Custodian fees paid indirectly                     (992)        (1,188)         (1,146)        (2,094)        (1,418)
                                                -------------  -------------   -------------  -------------  -------------
Net expenses                                           27,926         78,496          42,223        171,401         87,499
                                                -------------  -------------   -------------  -------------  -------------
Net investment income                                 241,127        472,078         345,175        945,139        555,302
                                                -------------  -------------   -------------  -------------  -------------
Realized and Unrealized Gain (Loss)
on Investments (Note 4):
Net realized gain (loss) on investments               (32,949)       116,670          29,575         52,844         76,571
Net unrealized appreciation of investments            245,153        153,160         176,744        468,436        276,472
                                                -------------  -------------   -------------  -------------  -------------
Net gain on investments                               212,204        269,830         206,319        521,280        353,043
                                                -------------  -------------   -------------  -------------  -------------
Net Increase in Net Assets Resulting
  from Operations                                    $453,331       $741,908        $551,494     $1,466,419       $908,345
                                                =============  =============   =============  =============  =============

See notes to financial statements




Statement of Changes in Net Assets
FIRST INVESTORS

-------------------------------------------------  ----------------------------------------------------------
                                                              TAX-EXEMPT            INSURED INTERMEDIATE
                                                             MONEY MARKET                TAX EXEMPT
                                                   ----------------------------  ----------------------------
                                                       1/1/00 to                     1/1/00 to
                                                         6/30/00           1999        6/30/00           1999
-------------------------------------------------  ----------------------------------------------------------
Increase (Decrease) in Net Assets From Operations
Net investment income                                $   272,441    $   446,827     $  185,190     $  356,590
Net realized gain (loss) on investments                       --             --        (18,279)        14,923
Net unrealized appreciation (depreciation)
of investments                                                --             --        131,761       (324,880)
                                                   -------------  -------------  -------------  -------------
Net increase (decrease) in net assets resulting
from operations                                          272,441        446,827        298,672         46,633
                                                   -------------  -------------  -------------  -------------
Distributions to Shareholders
Net investment income - Class A                         (272,113)      (446,252)      (161,835)      (326,640)
Net investment income - Class B                             (328)          (575)       (18,197)       (29,950)
Net realized gains - Class A                                  --             --             --             --
Net realized gains - Class B                                  --             --             --             --
                                                   -------------  -------------  -------------  -------------
Total distributions                                     (272,441)      (446,827)      (180,032)      (356,590)
                                                   -------------  -------------  -------------  -------------
Share Transactions*
Class A:
Proceeds from shares sold                             15,504,676     26,430,071        789,987      1,819,931
Reinvestment of distributions                            218,353        441,982         98,360        238,798
Cost of shares redeemed                              (14,682,961)   (26,704,193)    (1,045,550)    (2,192,502)
                                                   -------------  -------------  -------------  -------------
                                                       1,040,068        167,860       (157,203)      (133,773)
                                                   -------------  -------------  -------------  -------------
Class B:
Proceeds from shares sold                                 56,302        111,418        144,100        428,418
Reinvestment of distributions                                225            416         11,901         22,815
Cost of shares redeemed                                  (31,310)      (111,815)      (125,856)      (264,340)
                                                   -------------  -------------  -------------  -------------
                                                          25,217             19         30,145        186,893
                                                   -------------  -------------  -------------  -------------
Net increase (decrease) from share
transactions                                           1,065,285        167,879       (127,058)        53,120
                                                   -------------  -------------  -------------  -------------
Net increase (decrease) in net assets                  1,065,285        167,879         (8,418)      (256,837)

Net Assets
Beginning of period                                   16,479,072     16,311,193      9,417,137      9,673,974
                                                   -------------  -------------  -------------  -------------
End of period+                                       $17,544,357    $16,479,072     $9,408,719     $9,417,137
                                                   =============  =============  =============  =============
+ Includes undistributed net investment
  income of                                           $       --     $       --     $    5,158      $      --
                                                   =============  =============  =============  =============
* Shares Issued and Redeemed
Class A:
Sold                                                  15,504,676     26,430,071        134,957        306,227
Issued for distributions reinvested                      218,353        441,982         16,925         40,351
Redeemed                                             (14,682,961)   (26,704,193)      (179,684)      (367,441)
                                                   -------------  -------------  -------------  -------------
Net increase (decrease) in Class A shares
outstanding                                            1,040,068        167,860        (27,802)       (20,863)
                                                   =============  =============  =============  =============
Class B:
Sold                                                      56,302        111,418         24,658         72,496
Issued for distributions reinvested                          225            416          2,047          3,852
Redeemed                                                 (31,310)      (111,815)       (21,632)       (44,201)
                                                   -------------  -------------  -------------  -------------
Net increase (decrease) in Class B shares
outstanding                                               25,217             19          5,073         32,147
                                                   =============  =============  =============  =============

See notes to financial statements




Statement of Changes in Net Assets (continued)
FIRST INVESTORS

-------------------------------------------------  ----------------------------------------------------------
                                                              INSURED                      NEW YORK
                                                             TAX EXEMPT                 INSURED TAX FREE
                                                   ----------------------------  ----------------------------
                                                       1/1/00 to                     1/1/00 to
                                                         6/30/00           1999        6/30/00           1999
-------------------------------------------------  ----------------------------------------------------------
Increase (Decrease) in Net Assets From Operations
Net investment income                               $ 22,537,225  $  52,675,583   $  3,879,922   $  9,082,369
Net realized gain (loss) on investments                1,797,550     (2,177,690)      (669,180)    (1,342,936)
Net unrealized appreciation (depreciation)
of investments                                        13,739,894    (88,703,533)     3,887,678    (14,545,609)
                                                   -------------  -------------  -------------  -------------
Net increase (decrease) in net assets resulting
from operations                                       38,074,669    (38,205,640)     7,098,420     (6,806,176)
                                                   -------------  -------------  -------------  -------------
Distributions to Shareholders
Net investment income - Class A                      (23,942,229)   (47,679,004)    (4,058,018)    (8,140,000)
Net investment income - Class B                          (89,571)      (161,210)       (89,757)      (205,942)
Net realized gains - Class A                                  --             --             --             --
Net realized gains - Class B                                  --             --             --             --
                                                   -------------  -------------  -------------  -------------
Total distributions                                  (24,031,800)   (47,840,214)    (4,147,775)    (8,345,942)
                                                   -------------  -------------  -------------  -------------
Share Transactions*
Class A:
Proceeds from shares sold                              6,671,263     18,499,433      3,451,060      8,584,885
Reinvestment of distributions                         15,452,482     36,539,001      2,433,442      5,892,531
Cost of shares redeemed                              (67,021,727)  (129,571,414)   (13,999,440)   (22,687,898)
                                                   -------------  -------------  -------------  -------------
                                                     (44,897,982)   (74,532,980)    (8,114,938)    (8,210,482)
                                                   -------------  -------------  -------------  -------------
Class B:
Proceeds from shares sold                                568,951      1,401,776        523,409      1,243,555
Reinvestment of distributions                             59,600        137,498         45,882        141,550
Cost of shares redeemed                                 (769,481)      (779,595)    (1,429,127)    (1,480,097)
                                                   -------------  -------------  -------------  -------------
                                                        (140,930)       759,679       (859,836)       (94,992)
                                                   -------------  -------------  -------------  -------------
Net increase (decrease) from share
transactions                                         (45,038,912)   (73,773,301)    (8,974,774)    (8,305,474)
                                                   -------------  -------------  -------------  -------------
Net increase (decrease) in net assets                (30,996,043)  (159,819,155)    (6,024,129)   (23,457,592)

Net Assets
Beginning of period                                  962,957,131  1,122,776,286    169,356,776    192,814,368
                                                   -------------  -------------  -------------  -------------
End of period+                                      $931,961,088  $ 962,957,131   $163,332,647   $169,356,776
                                                   =============  =============  =============  =============
+ Includes undistributed net investment
  income of                                         $  3,719,511  $   5,214,086   $    468,574   $    736,427
                                                   =============  =============  =============  =============
* Shares Issued and Redeemed
Class A:
Sold                                                     683,995      1,815,196        251,618        603,028
Issued for distributions reinvested                    1,589,577      3,612,697        177,747        413,248
Redeemed                                              (6,898,871)   (12,763,828)    (1,022,249)    (1,589,907)
                                                   -------------  -------------  -------------  -------------
Net increase (decrease) in Class A shares
outstanding                                           (4,625,299)    (7,335,935)      (592,884)      (573,631)
                                                   =============  =============  =============  =============
Class B:
Sold                                                      58,740        138,358         38,172         86,242
Issued for distributions reinvested                        6,132         13,619          3,354          9,942
Redeemed                                                 (79,490)       (77,706)      (104,176)      (104,427)
                                                   -------------  -------------  -------------  -------------
Net increase (decrease) in Class B shares
outstanding                                              (14,618)        74,271        (62,650)        (8,243)
                                                   =============  =============  =============  =============

See notes to financial statements




Statement of Changes in Net Assets (continued)
FIRST INVESTORS
-------------------------------------------------  ----------------------------------------------------------
                                                                 MULTI-STATE INSURED TAX FREE FUND
-------------------------------------------------  ----------------------------------------------------------
                                                               ARIZONA                     CALIFORNIA
                                                   ----------------------------  ----------------------------
                                                       1/1/00 to                     1/1/00 to
                                                         6/30/00           1999        6/30/00           1999
-------------------------------------------------  ----------------------------------------------------------
Increase (Decrease) in Net Assets From Operations
Net investment income                                $   313,173    $   669,648    $   354,427    $   755,259
Net realized gain (loss) on investments                    2,478       (169,252)        71,832         23,559
Net unrealized appreciation (depreciation)
of investments                                           181,114       (757,359)       341,188     (1,214,591)
                                                   -------------  -------------  -------------  -------------
Net increase (decrease) in net assets resulting
from operations                                          496,765       (256,963)       767,447       (435,773)
                                                   -------------  -------------  -------------  -------------
Distributions to Shareholders
Net investment income - Class A                         (322,575)      (604,070)      (357,243)      (673,609)
Net investment income - Class B                          (12,176)       (21,656)       (11,740)       (19,389)
Net realized gains - Class A                                  --             --             --        (22,747)
Net realized gains - Class B                                  --             --             --           (812)
                                                   -------------  -------------  -------------  -------------
Total distributions                                     (334,751)      (625,726)      (368,983)      (716,557)
                                                   -------------  -------------  -------------  -------------
Share Transactions*
Class A:
Proceeds from shares sold                              1,374,752      2,941,186        909,968      2,072,982
Reinvestment of distributions                            141,988        330,199        172,366        368,427
Cost of shares redeemed                                 (945,104)    (1,551,010)      (719,331)    (2,557,568)
                                                   -------------  -------------  -------------  -------------
                                                         571,636      1,720,375        363,003       (116,159)
                                                   -------------  -------------  -------------  -------------
Class B:
Proceeds from shares sold                                    300        138,883         73,994         78,000
Reinvestment of distributions                              5,220         13,636          4,404          9,280
Cost of shares redeemed                                   (3,617)       (97,693)            --        (46,298)
                                                   -------------  -------------  -------------  -------------
                                                           1,903         54,826         78,398         40,982
                                                   -------------  -------------  -------------  -------------
Net increase (decrease) from share
transactions                                             573,539      1,775,201        441,401        (75,177)
                                                   -------------  -------------  -------------  -------------
Net increase (decrease) in net assets                    735,553        892,512        839,865     (1,227,507)

Net Assets
Beginning of period                                   12,253,707     11,361,195     13,866,234     15,093,741
                                                   -------------  -------------  -------------  -------------
End of period+                                       $12,989,260    $12,253,707    $14,706,099    $13,866,234
                                                   =============  =============  =============  =============
+ Includes undistributed net investment
  income of                                          $    26,714    $    48,292    $    54,162    $    68,718
                                                   =============  =============  =============  =============
* Shares Issued and Redeemed
Class A:
Sold                                                     107,464        219,821         80,624        174,976
Issued for distributions reinvested                       11,151         25,133         15,167         31,489
Redeemed                                                 (74,669)      (119,321)       (63,344)      (218,015)
                                                   -------------  -------------  -------------  -------------
Net increase (decrease) in Class A shares
outstanding                                               43,946        125,633         32,447        (11,550)
                                                   =============  =============  =============  =============
Class B:
Sold                                                          24         10,604          6,463          6,520
Issued for distributions reinvested                          410          1,038            387            793
Redeemed                                                    (283)        (7,574)            --         (3,809)
                                                   -------------  -------------  -------------  -------------
Net increase (decrease) in Class B shares
outstanding                                                  151          4,068          6,850          3,504
                                                   =============  =============  =============  =============



Statement of Changes in Net Assets (continued)
FIRST INVESTORS

-------------------------------------------------  ----------------------------------------------------------
                                                                 MULTI-STATE INSURED TAX FREE FUND
-------------------------------------------------  ----------------------------------------------------------
                                                               COLORADO                   CONNECTICUT
                                                   ----------------------------  ----------------------------
                                                       1/1/00 to                     1/1/00 to
                                                         6/30/00           1999        6/30/00           1999
-------------------------------------------------  ----------------------------------------------------------
Increase (Decrease) in Net Assets From Operations
Net investment income                                 $  118,620     $  209,546    $   528,925   $  1,045,343
Net realized gain (loss) on investments                   (3,866)       (28,764)         5,680       (220,336)
Net unrealized appreciation (depreciation)
of investments                                            83,280       (280,802)       292,778     (1,260,205)
                                                   -------------  -------------  -------------  -------------
Net increase (decrease) in net assets resulting
from operations                                          198,034       (100,020)       827,383       (435,198)
                                                   -------------  -------------  -------------  -------------
Distributions to Shareholders
Net investment income - Class A                         (110,705)      (194,405)      (484,848)      (864,595)
Net investment income - Class B                           (6,577)       (15,382)       (72,363)      (123,558)
Net realized gains - Class A                                  --             --             --             --
Net realized gains - Class B                                  --             --             --             --
                                                   -------------  -------------  -------------  -------------
Total distributions                                     (117,282)      (209,787)      (557,211)      (988,153)
                                                   -------------  -------------  -------------  -------------
Share Transactions*
Class A:
Proceeds from shares sold                                585,137      1,221,942      1,800,851      3,699,220
Reinvestment of distributions                             53,101        121,197        292,122        658,039
Cost of shares redeemed                                 (202,771)      (562,932)    (1,151,565)    (2,671,444)
                                                   -------------  -------------  -------------  -------------
                                                         435,467        780,207        941,408      1,685,815
                                                   -------------  -------------  -------------  -------------
Class B:
Proceeds from shares sold                                  2,000         15,000        158,535        702,180
Reinvestment of distributions                              4,270         12,608         40,338         90,142
Cost of shares redeemed                                 (102,671)        (4,101)      (119,019)      (864,326)
                                                   -------------  -------------  -------------  -------------
                                                         (96,401)        23,507         79,854        (72,004)
                                                   -------------  -------------  -------------  -------------
Net increase (decrease) from share
transactions                                             339,066        803,714      1,021,262      1,613,811
                                                   -------------  -------------  -------------  -------------
Net increase (decrease) in net assets                    419,818        493,907      1,291,434        190,460

Net Assets
Beginning of period                                    4,439,450      3,945,543     21,107,860     20,917,400
                                                   -------------  -------------  -------------  -------------
End of period+                                        $4,859,268     $4,439,450    $22,399,294    $21,107,860
                                                   =============  =============  =============  =============
+ Includes undistributed net investment
  income of                                           $    4,118     $    2,780    $    36,250    $    64,536
                                                   =============  =============  =============  =============
* Shares Issued and Redeemed
Class A:
Sold                                                      47,747         95,345        145,131        284,965
Issued for distributions reinvested                        4,326          9,535         23,385         50,934
Redeemed                                                 (16,586)       (43,986)       (92,154)      (207,628)
                                                   -------------  -------------  -------------  -------------
Net increase (decrease) in Class A shares
outstanding                                               35,487         60,894         76,362        128,271
                                                   =============  =============  =============  =============
Class B:
Sold                                                         162          1,208         12,641         53,787
Issued for distributions reinvested                          348            992          3,230          6,989
Redeemed                                                  (8,437)          (311)        (9,558)       (65,074)
                                                   -------------  -------------  -------------  -------------
Net increase (decrease) in Class B shares
outstanding                                               (7,927)         1,889          6,313         (4,298)
                                                   =============  =============  =============  =============

See notes to financial statements




Statement of Changes in Net Assets (continued)
FIRST INVESTORS
-------------------------------------------------  ----------------------------------------------------------
                                                                 MULTI-STATE INSURED TAX FREE FUND
-------------------------------------------------  ----------------------------------------------------------
                                                             FLORIDA                       GEORGIA
                                                   ----------------------------  ----------------------------
                                                       1/1/00 to                     1/1/00 to
                                                         6/30/00           1999        6/30/00           1999
-------------------------------------------------  ----------------------------------------------------------
Increase (Decrease) in Net Assets From Operations
Net investment income                                $   600,369    $ 1,285,900     $  152,451     $  228,300
Net realized gain (loss) on investments                  105,285        (50,341)       (11,763)       (46,601)
Net unrealized appreciation (depreciation)
of investments                                           256,930     (2,005,228)       167,102       (318,371)
                                                   -------------  -------------  -------------  -------------
Net increase (decrease) in net assets resulting
from operations                                          962,584       (769,669)       307,790       (136,672)
                                                   -------------  -------------  -------------  -------------
Distributions to Shareholders
Net investment income - Class A                         (621,066)    (1,150,018)      (142,333)      (217,811)
Net investment income - Class B                          (17,716)       (32,154)        (7,287)       (10,956)
Net realized gains - Class A                                  --             --             --             --
Net realized gains - Class B                                  --             --             --             --
                                                   -------------  -------------  -------------  -------------
Total distributions                                     (638,782)    (1,182,172)      (149,620)      (228,767)
                                                   -------------  -------------  -------------  -------------
Share Transactions*
Class A:
Proceeds from shares sold                              1,258,009      2,963,267        273,973      3,350,635
Reinvestment of distributions                            272,237        595,822         77,167        146,270
Cost of shares redeemed                               (1,410,009)    (3,814,112)      (153,732)      (788,139)
                                                   -------------  -------------  -------------  -------------
                                                         120,237       (255,023)       197,408      2,708,766
                                                   -------------  -------------  -------------  -------------
Class B:
Proceeds from shares sold                                 30,000         93,725        102,442        100,979
Reinvestment of distributions                              9,636         21,190          5,973         10,646
Cost of shares redeemed                                  (17,229)      (121,415)       (28,089)       (43,053)
                                                   -------------  -------------  -------------  -------------
                                                          22,407         (6,500)        80,326         68,572
                                                   -------------  -------------  -------------  -------------
Net increase (decrease) from share
transactions                                             142,644       (261,523)       277,734      2,777,338
                                                   -------------  -------------  -------------  -------------
Net increase (decrease) in net assets                    466,446     (2,213,364)       435,904      2,411,899

Net Assets
Beginning of period                                   24,517,934     26,731,298      5,823,560      3,411,661
                                                   -------------  -------------  -------------  -------------
End of period+                                       $24,984,380    $24,517,934     $6,259,464     $5,823,560
                                                   =============  =============  =============  =============
+ Includes undistributed net investment
  income of                                          $    72,884    $   111,297     $    3,963     $    1,132
                                                   =============  =============  =============  =============
* Shares Issued and Redeemed
Class A:
Sold                                                      98,806        223,409         22,170        263,782
Issued for distributions reinvested                       21,392         45,198          6,263         11,550
Redeemed                                                (110,930)      (286,334)       (12,525)       (62,261)
                                                   -------------  -------------  -------------  -------------
Net increase (decrease) in Class A shares
outstanding                                                9,268        (17,727)        15,908        213,071
                                                   =============  =============  =============  =============
Class B:
Sold                                                       2,381          7,051          8,175          7,940
Issued for distributions reinvested                          756          1,607            485            836
Redeemed                                                  (1,351)        (9,139)        (2,262)        (3,380)
                                                   -------------  -------------  -------------  -------------
Net increase (decrease) in Class B shares
outstanding                                                1,786           (481)         6,398          5,396
                                                   =============  =============  =============  =============

See notes to financial statements




Statement of Changes in Net Assets (continued)
FIRST INVESTORS

-------------------------------------------------  ----------------------------------------------------------
                                                                 MULTI-STATE INSURED TAX FREE FUND
-------------------------------------------------  ----------------------------------------------------------
                                                             MARYLAND                    MASSACHUSETTS
                                                   ----------------------------  ----------------------------
                                                       1/1/00 to                     1/1/00 to
                                                         6/30/00           1999        6/30/00           1999
-------------------------------------------------  ----------------------------------------------------------
Increase (Decrease) in Net Assets From Operations
Net investment income                                $   377,623    $   734,448    $   556,179    $ 1,188,783
Net realized gain (loss) on investments                  (48,886)      (132,292)       (10,120)       (61,545)
Net unrealized appreciation (depreciation)
of investments                                           361,085     (1,034,639)       331,341     (1,697,614)
                                                   -------------  -------------  -------------  -------------
Net increase (decrease) in net assets resulting
from operations                                          689,822       (432,483)       877,400       (570,376)
                                                   -------------  -------------  -------------  -------------
Distributions to Shareholders
Net investment income - Class A                         (317,895)      (625,749)      (570,399)    (1,058,842)
Net investment income - Class B                          (62,197)      (102,842)       (28,154)       (57,345)
Net realized gains - Class A                                  --             --             --             --
Net realized gains - Class B                                  --             --             --             --
                                                   -------------  -------------  -------------  -------------
Total distributions                                     (380,092)      (728,591)      (598,553)    (1,116,187)
                                                   -------------  -------------  -------------  -------------
Share Transactions*
Class A:
Proceeds from shares sold                                918,207      3,457,252        994,329      1,093,753
Reinvestment of distributions                            136,302        344,994        368,822        846,167
Cost of shares redeemed                                 (706,560)    (1,530,101)      (807,254)    (2,275,289)
                                                   -------------  -------------  -------------  -------------
                                                         347,949      2,272,145        555,897       (335,369)
                                                   -------------  -------------  -------------  -------------
Class B:
Proceeds from shares sold                                321,257        994,342        130,446        326,448
Reinvestment of distributions                             28,478         58,176         16,894         45,943
Cost of shares redeemed                                  (22,604)      (361,875)       (59,436)      (514,252)
                                                   -------------  -------------  -------------  -------------
                                                         327,131        690,643         87,904       (141,861)
                                                   -------------  -------------  -------------  -------------
Net increase (decrease) from share
transactions                                             675,080      2,962,788        643,801       (477,230)
                                                   -------------  -------------  -------------  -------------
Net increase (decrease) in net assets                    984,810      1,801,714        922,648     (2,163,793)

Net Assets
Beginning of period                                   15,296,993     13,495,279     21,683,602     23,847,395
                                                   -------------  -------------  -------------  -------------
End of period+                                       $16,281,803    $15,296,993    $22,606,250    $21,683,602
                                                   =============  =============  =============  =============
+ Includes undistributed net investment
  income of                                          $     8,448    $    10,917    $    45,589    $    87,963
                                                   =============  =============  =============  =============
* Shares Issued and Redeemed
Class A:
Sold                                                      72,318        259,225         89,440         93,704
Issued for distributions reinvested                       10,749         26,295         33,075         72,866
Redeemed                                                 (55,918)      (118,013)       (72,329)      (195,191)
                                                   -------------  -------------  -------------  -------------
Net increase (decrease) in Class A shares
outstanding                                               27,149        167,507         50,186        (28,621)
                                                   =============  =============  =============  =============
Class B:
Sold                                                      25,219         75,399         11,730         28,134
Issued for distributions reinvested                        2,246          4,442          1,515          3,951
Redeemed                                                  (1,769)       (27,393)        (5,373)       (45,321)
                                                   -------------  -------------  -------------  -------------
Net increase (decrease) in Class B shares
outstanding                                               25,696         52,448          7,872        (13,236)
                                                   =============  =============  =============  =============

See notes to financial statements




Statement of Changes in Net Assets (continued)
FIRST INVESTORS
-------------------------------------------------  ----------------------------------------------------------
                                                                 MULTI-STATE INSURED TAX FREE FUND
-------------------------------------------------  ----------------------------------------------------------
                                                             MICHIGAN                     MINNESOTA
                                                   ----------------------------  ----------------------------
                                                       1/1/00 to                     1/1/00 to
                                                         6/30/00           1999        6/30/00           1999
-------------------------------------------------  ----------------------------------------------------------
Increase (Decrease) in Net Assets From Operations
Net investment income                                $   937,499    $ 1,816,566     $  220,427     $  442,552
Net realized gain (loss) on investments                  193,684        (22,276)        (2,605)       (15,959)
Net unrealized appreciation (depreciation)
of investments                                           307,127     (2,812,167)       123,681       (573,087)
                                                   -------------  -------------  -------------  -------------
Net increase (decrease) in net assets resulting
from operations                                        1,438,310     (1,017,877)       341,503       (146,494)
                                                   -------------  -------------  -------------  -------------
Distributions to Shareholders
Net investment income - Class A                         (875,857)    (1,749,807)      (215,555)      (428,054)
Net investment income - Class B                          (18,658)       (43,260)        (1,822)        (3,055)
Net realized gains - Class A                                  --             --             --             --
Net realized gains - Class B                                  --             --             --             --
                                                   -------------  -------------  -------------  -------------
Total distributions                                     (894,515)    (1,793,067)      (217,377)      (431,109)
                                                   -------------  -------------  -------------  -------------
Share Transactions*
Class A:
Proceeds from shares sold                                912,097      4,255,793        173,514      1,103,564
Reinvestment of distributions                            450,141      1,101,285        130,809        315,022
Cost of shares redeemed                               (3,045,726)    (5,183,033)      (525,320)      (829,283)
                                                   -------------  -------------  -------------  -------------
                                                      (1,683,488)       174,045       (220,997)       589,303
                                                   -------------  -------------  -------------  -------------
Class B:
Proceeds from shares sold                                 30,300        237,052             --         37,994
Reinvestment of distributions                             10,884         24,105          1,508          3,050
Cost of shares redeemed                                  (11,454)      (315,722)        (4,440)            --
                                                   -------------  -------------  -------------  -------------
                                                          29,730        (54,565)        (2,932)        41,044
                                                   -------------  -------------  -------------  -------------
Net increase (decrease) from share
transactions                                          (1,653,758)       119,480       (223,929)       630,347
                                                   -------------  -------------  -------------  -------------
Net increase (decrease) in net assets                 (1,109,963)    (2,691,464)       (99,803)        52,744

Net Assets
Beginning of period                                   37,400,991     40,092,455      8,445,440      8,392,696
                                                   -------------  -------------  -------------  -------------
End of period+                                       $36,291,028    $37,400,991     $8,345,637     $8,445,440
                                                   =============  =============  =============  =============
+ Includes undistributed net investment
  income of                                          $    73,350    $    30,366     $   17,430     $   14,380
                                                   =============  =============  =============  =============
* Shares Issued and Redeemed
Class A:
Sold                                                      75,023        341,602         15,758         96,628
Issued for distributions reinvested                       36,978         87,212         11,888         27,742
Redeemed                                                (249,584)      (411,133)       (47,835)       (72,598)
                                                   -------------  -------------  -------------  -------------
Net increase (decrease) in Class A shares
outstanding                                             (137,583)        17,681        (20,189)        51,772
                                                   =============  =============  =============  =============
Class B:
Sold                                                       2,488         18,352             --          3,262
Issued for distributions reinvested                          895          1,914            137            270
Redeemed                                                    (948)       (25,547)          (405)            --
                                                   -------------  -------------  -------------  -------------
Net increase (decrease) in Class B shares
outstanding                                                2,435         (5,281)          (268)         3,532
                                                   =============  =============  =============  =============

See notes to financial statements




Statement of Changes in Net Assets (continued)
FIRST INVESTORS

-------------------------------------------------  ----------------------------------------------------------
                                                                 MULTI-STATE INSURED TAX FREE FUND
-------------------------------------------------  ----------------------------------------------------------
                                                             MISSOURI                     NEW JERSEY
                                                   ----------------------------  ----------------------------
                                                       1/1/00 to                     1/1/00 to
                                                         6/30/00           1999        6/30/00           1999
-------------------------------------------------  ----------------------------------------------------------
Increase (Decrease) in Net Assets From Operations
Net investment income                                 $   69,601     $  133,512    $ 1,329,675    $ 2,998,756
Net realized gain (loss) on investments                    8,699        (30,929)        (3,724)      (340,345)
Net unrealized appreciation (depreciation)
of investments                                            45,752       (163,445)       599,342     (3,937,287)
                                                   -------------  -------------  -------------  -------------
Net increase (decrease) in net assets resulting
from operations                                          124,052        (60,862)     1,925,293     (1,278,876)
                                                   -------------  -------------  -------------  -------------
Distributions to Shareholders
Net investment income - Class A                          (67,134)      (118,488)    (1,279,967)    (2,613,185)
Net investment income - Class B                           (5,091)        (9,430)       (67,985)      (120,933)
Net realized gains - Class A                                  --             --             --             --
Net realized gains - Class B                                  --             --             --             --
                                                   -------------  -------------  -------------  -------------
Total distributions                                      (72,225)      (127,918)    (1,347,952)    (2,734,118)
                                                   -------------  -------------  -------------  -------------
Share Transactions*
Class A:
Proceeds from shares sold                                344,298      1,056,075      2,945,643      4,565,043
Reinvestment of distributions                             24,910         57,359        712,258      1,719,625
Cost of shares redeemed                                 (157,573)      (554,920)    (5,501,387)  (10,235,069)
                                                   -------------  -------------  -------------  -------------
                                                         211,635        558,514     (1,843,486)    (3,950,401)
                                                   -------------  -------------  -------------  -------------
Class B:
Proceeds from shares sold                                 13,623        143,475        401,593      1,693,243
Reinvestment of distributions                              1,525          5,278         44,182         94,225
Cost of shares redeemed                                      (13)       (95,167)      (629,831)      (786,605)
                                                   -------------  -------------  -------------  -------------
                                                          15,135         53,586       (184,056)     1,000,863
                                                   -------------  -------------  -------------  -------------
Net increase (decrease) from share
transactions                                             226,770        612,100     (2,027,542)    (2,949,538)
                                                   -------------  -------------  -------------  -------------
Net increase (decrease) in net assets                    278,597        423,320     (1,450,201)    (6,962,532)

Net Assets
Beginning of period                                    2,681,470      2,258,150     56,184,491     63,147,023
                                                   -------------  -------------  -------------  -------------
End of period+                                        $2,960,067     $2,681,470    $54,734,290    $56,184,491
                                                   =============  =============  =============  =============
+ Includes undistributed net investment
  income of                                           $    3,591     $    6,215    $   247,997    $   266,274
                                                   =============  =============  =============  =============
* Shares Issued and Redeemed
Class A:
Sold                                                      28,420         82,522        237,215        353,400
Issued for distributions reinvested                        2,054          4,574         57,305        133,664
Redeemed                                                 (13,040)       (43,601)      (443,045)      (793,422)
                                                   -------------  -------------  -------------  -------------
Net increase (decrease) in Class A shares
outstanding                                               17,434         43,495       (148,525)      (306,358)
                                                   =============  =============  =============  =============
Class B:
Sold                                                       1,121         11,304         32,441        130,535
Issued for distributions reinvested                          126            420          3,559          7,355
Redeemed                                                      (1)        (7,575)       (51,069)       (62,045)
                                                   -------------  -------------  -------------  -------------
Net increase (decrease) in Class B shares
outstanding                                                1,246          4,149        (15,069)        75,845
                                                   =============  =============  =============  =============

See notes to financial statements




Statement of Changes in Net Assets (continued)
FIRST INVESTORS
-------------------------------------------------  ----------------------------------------------------------
                                                                 MULTI-STATE INSURED TAX FREE FUND
-------------------------------------------------  ----------------------------------------------------------
                                                          NORTH CAROLINA                    OHIO
                                                   ----------------------------  ----------------------------
                                                       1/1/00 to                     1/1/00 to
                                                         6/30/00           1999        6/30/00           1999
-------------------------------------------------  ----------------------------------------------------------
Increase (Decrease) in Net Assets From Operations
Net investment income                                $   241,127    $   441,087    $   472,078    $ 1,019,501
Net realized gain (loss) on investments                  (32,949)       (66,343)       116,670       (104,134)
Net unrealized appreciation (depreciation)
of investments                                           245,153       (606,265)       153,160     (1,268,564)
                                                   -------------  -------------  -------------  -------------
Net increase (decrease) in net assets resulting
from operations                                          453,331       (231,521)       741,908       (353,197)
                                                   -------------  -------------  -------------  -------------
Distributions to Shareholders
Net investment income - Class A                         (230,671)      (416,971)      (484,178)      (946,062)
Net investment income - Class B                          (17,270)       (16,418)       (14,422)       (20,214)
Net realized gains - Class A                                  --             --             --             --
Net realized gains - Class B                                  --             --             --             --
                                                   -------------  -------------  -------------  -------------
Total distributions                                     (247,941)      (433,389)      (498,600)      (966,276)
                                                   -------------  -------------  -------------  -------------
Share Transactions*
Class A:
Proceeds from shares sold                                539,186      1,751,727        584,924      2,188,769
Reinvestment of distributions                            119,306        266,372        295,515        696,219
Cost of shares redeemed                                 (310,488)      (703,779)    (1,646,908)    (2,793,896)
                                                   -------------  -------------  -------------  -------------
                                                         348,004      1,314,320       (766,469)        91,092
                                                   -------------  -------------  -------------  -------------
Class B:
Proceeds from shares sold                                589,646        369,596        177,940        323,985
Reinvestment of distributions                              9,936         12,297          8,870         16,137
Cost of shares redeemed                                  (26,475)            --       (148,991)       (68,346)
                                                   -------------  -------------  -------------  -------------
                                                         573,107        381,893         37,819        271,776
                                                   -------------  -------------  -------------  -------------
Net increase (decrease) from share
transactions                                             921,111      1,696,213       (728,650)       362,868
                                                   -------------  -------------  -------------  -------------
Net increase (decrease) in net assets                  1,126,501      1,031,303       (485,342)      (956,605)

Net Assets
Beginning of period                                    9,574,064      8,542,761     19,213,798     20,170,403
                                                   -------------  -------------  -------------  -------------
End of period+                                       $10,700,565     $9,574,064    $18,728,456    $19,213,798
                                                   =============  =============  =============  =============
+ Includes undistributed net investment
  income of                                          $     2,298     $    9,112    $    55,186    $    81,708
                                                   =============  =============  =============  =============
* Shares Issued and Redeemed
Class A:
Sold                                                      44,526        139,244         49,231        176,829
Issued for distributions reinvested                        9,910         21,379         24,871         56,611
Redeemed                                                 (25,970)       (55,886)      (138,660)      (226,785)
                                                   -------------  -------------  -------------  -------------
Net increase (decrease) in Class A shares
outstanding                                               28,466        104,737        (64,558)         6,655
                                                   =============  =============  =============  =============
Class B:
Sold                                                      48,419         29,552         15,008         26,247
Issued for distributions reinvested                          825            996            747          1,319
Redeemed                                                  (2,205)            --        (12,624)        (5,451)
                                                   -------------  -------------  -------------  -------------
Net increase (decrease) in Class B shares
outstanding                                               47,039         30,548          3,131         22,115
                                                   =============  =============  =============  =============

See notes to financial statements




Statement of Changes in Net Assets (continued)
FIRST INVESTORS

-------------------------------------------------  ----------------------------------------------------------
                                                                 MULTI-STATE INSURED TAX FREE FUND
-------------------------------------------------  ----------------------------------------------------------
                                                               OREGON                    PENNSYLVANIA
                                                   ----------------------------  ----------------------------
                                                       1/1/00 to                     1/1/00 to
                                                         6/30/00           1999        6/30/00           1999
-------------------------------------------------  ----------------------------------------------------------
Increase (Decrease) in Net Assets From Operations
Net investment income                                $   345,175    $   659,286    $   945,139    $ 1,923,343
Net realized gain (loss) on investments                   29,575        (81,012)        52,844         (5,094)
Net unrealized appreciation (depreciation)
of investments                                           176,744       (883,123)       468,436     (2,852,357)
                                                   -------------  -------------  -------------  -------------
Net increase (decrease) in net assets resulting
from operations                                          551,494       (304,849)     1,466,419       (934,108)
                                                   -------------  -------------  -------------  -------------
Distributions to Shareholders
Net investment income - Class A                         (326,809)      (607,767)      (901,864)    (1,870,838)
Net investment income - Class B                          (22,136)       (41,671)       (38,337)       (79,889)
Net realized gains - Class A                                  --             --             --             --
Net realized gains - Class B                                  --             --             --             --
                                                   -------------  -------------  -------------  -------------
Total distributions                                     (348,945)      (649,438)      (940,201)    (1,950,727)
                                                   -------------  -------------  -------------  -------------
Share Transactions*
Class A:
Proceeds from shares sold                              2,088,603      1,716,714      1,023,945      2,810,294
Reinvestment of distributions                            216,548        488,253        430,580      1,075,060
Cost of shares redeemed                               (1,073,725)    (1,973,009)    (3,072,908)    (5,177,643)
                                                   -------------  -------------  -------------  -------------
                                                       1,231,426        231,958     (1,618,383)    (1,292,289)
                                                   -------------  -------------  -------------  -------------
Class B:
Proceeds from shares sold                                 32,340        390,852         58,080        368,452
Reinvestment of distributions                             17,054         38,457         14,507         38,656
Cost of shares redeemed                                 (194,189)      (299,835)      (333,283)      (379,178)
                                                   -------------  -------------  -------------  -------------
                                                        (144,795)       129,474       (260,696)        27,930
                                                   -------------  -------------  -------------  -------------
Net increase (decrease) from share
transactions                                           1,086,631        361,432     (1,879,079)    (1,264,359)
                                                   -------------  -------------  -------------  -------------
Net increase (decrease) in net assets                  1,289,180       (592,855)    (1,352,861)    (4,149,194)

Net Assets
Beginning of period                                   13,485,426     14,078,281     38,673,177     42,822,371
                                                   -------------  -------------  -------------  -------------
End of period+                                       $14,774,606    $13,485,426    $37,320,316    $38,673,177
                                                   =============  =============  =============  =============
 + Includes undistributed net investment
  income of                                          $     6,078    $     9,848    $    98,511    $    93,573
                                                   =============  =============  =============  =============
 * Shares Issued and Redeemed
Class A:
Sold                                                     174,522        136,908         83,063        217,813
Issued for distributions reinvested                       18,126         39,572         34,835         83,730
Redeemed                                                 (90,054)      (160,088)      (248,365)      (403,740)
                                                   -------------  -------------  -------------  -------------
Net increase (decrease) in Class A shares
outstanding                                              102,594         16,392       (130,467)      (102,197)
                                                   =============  =============  =============  =============
Class B:
Sold                                                       2,697         31,591          4,694         28,213
Issued for distributions reinvested                        1,429          3,124          1,174          3,009
Redeemed                                                 (16,306)       (24,374)       (26,995)       (29,020)
                                                   -------------  -------------  -------------  -------------
Net increase (decrease) in Class B shares
outstanding                                              (12,180)        10,341        (21,127)         2,202
                                                   =============  =============  =============  =============

See notes to financial statements




Statement of Changes in Net Assets (continued)
FIRST INVESTORS

-------------------------------------------------  ---------------------------------
                                                           MULTI-STATE INSURED
                                                             TAX FREE FUND
-------------------------------------------------  ---------------------------------
                                                                VIRGINIA
                                                   ---------------------------------
                                                       1/1/00 to
                                                         6/30/00           1999
-------------------------------------------------  ---------------------------------
Increase (Decrease) in Net Assets From Operations
Net investment income                                   $   555,302      $ 1,143,741
Net realized gain (loss) on investments                      76,571          (29,962)
Net unrealized appreciation (depreciation)
of investments                                              276,472       (1,745,078)
                                                        -----------      -----------
Net increase (decrease) in net assets resulting
from operations                                             908,345         (631,299)
                                                        -----------      -----------
Distributions to Shareholders
Net investment income - Class A                            (514,473)      (1,064,796)
Net investment income - Class B                             (20,393)         (48,591)
Net realized gains - Class A                                     --               --
Net realized gains - Class B                                     --               --
                                                        -----------      -----------
Total distributions                                        (534,866)      (1,113,387)
                                                        -----------      -----------
Share Transactions*
Class A:
Proceeds from shares sold                                   903,775        2,275,886
Reinvestment of distributions                               250,384          653,619
Cost of shares redeemed                                  (2,417,282)      (3,689,375)
                                                        -----------      -----------
                                                         (1,263,123)        (759,870)
                                                        -----------      -----------
Class B:
Proceeds from shares sold                                    52,128           86,250
Reinvestment of distributions                                13,944           33,809
Cost of shares redeemed                                    (249,683)        (455,294)
                                                        -----------      -----------
                                                           (183,611)        (335,235)
                                                        -----------      -----------
Net decrease from share transactions                     (1,446,734)      (1,095,105)
                                                        -----------      -----------
Net decrease in net assets                               (1,073,255)      (2,839,791)

Net Assets
Beginning of period                                      22,067,065       24,906,856
                                                        -----------      -----------
End of period+                                           20,993,810       22,067,065
                                                        ===========      ===========
+ Includes undistributed net investment income of       $    69,681      $    49,245
                                                        ===========      ===========
+ Shares Issued and Redeemed
Class A:
Sold                                                         72,968          176,751
Issued for distributions reinvested                          20,244           51,058
Redeemed                                                   (195,884)        (286,551)
                                                        -----------      -----------
Net decrease in Class A shares
outstanding                                                (102,672)         (58,742)
                                                        ===========      ===========
Class B:
Sold                                                          4,230            6,703
Issued for distributions reinvested                           1,129            2,647
Redeemed                                                    (20,203)         (35,242)
                                                        -----------      -----------
Net decrease in Class B shares
outstanding                                                 (14,844)         (25,892)
                                                        ===========      ===========

See notes to financial statements




Notes to Financial Statements

1. Significant Accounting Policies--First Investors Tax-Exempt Money Market Fund, Inc. ("Tax-Exempt Money Market Fund"), First Investors Insured Intermediate Tax Exempt Fund ("Insured Intermediate"), a series of First Investors Series Fund ("Series Fund"), First Investors Insured Tax Exempt Fund, Inc. ("Insured Tax Exempt"), First Investors New York Insured Tax Free Fund, Inc. ("New York Insured") and the Arizona, California, Colorado, Connecticut, Florida, Georgia, Maryland, Massachusetts, Michigan, Minnesota, Missouri, New Jersey, North Carolina, Ohio, Oregon, Pennsylvania and Virginia Funds, each a series of First Investors Multi-State Insured Tax Free Fund ("Multi-State Insured"), (collectively, the "Funds"), are registered under the Investment Company Act of 1940 (the "1940 Act") as diversified, open-end management investment companies. Each Fund accounts separately for its assets, liabilities and operations. Series Fund offers four additional series which are not included in this report. The investment objective of each Fund is as follows:

Tax-Exempt Money Market Fund seeks to earn a high rate of current income that is exempt from Federal income tax, including the Alternative
Minimum Tax ("AMT"), consistent with the preservation of capital and maintenance of liquidity.

Insured Intermediate seeks a high level of interest income that is exempt from Federal income tax and is not a tax preference item for purposes of the AMT.

Insured Tax Exempt seeks a high level of interest income that is exempt from Federal income tax and is not a tax preference item for purposes of the AMT.

New York Insured seeks a high level of interest income that is exempt from Federal income tax, New York State and New York City personal income taxes and is not a tax preference item for purposes of the AMT.

Multi-State Insured seeks a high level of interest income that is exempt from Federal income tax and, to the extent indicated in the prospectus, from state and local income taxes for residents of that state and is not a tax preference item for purposes of the AMT.

A. Security Valuation--The Tax-Exempt Money Market Fund values its portfolio securities in accordance with the amortized cost method of valuation under Rule 2a-7 under the 1940 Act. Amortized cost is an approximation of market value of an instrument, whereby the difference between its acquisition cost and value at maturity is amortized on a straight-line basis over the remaining life of the instrument. The effect of changes in the market value of a security as a result of fluctuating interest rates is not taken into account and thus the amortized cost method of valuation may result in the value of a security being higher or lower than its actual market value.



Notes to Financial Statements (continued)

The municipal securities in which the other Funds invest are traded primarily in the over-the-counter markets. Such securities are valued daily at their fair value on the basis of valuations provided by a pricing service approved by the applicable Fund's Board of Directors/Trustees. The pricing service considers security type, rating, market condition and yield data, as well as market quotations and prices provided by market makers. "When-issued securities" are reflected in the assets of the Funds as of the date the securities are purchased.

The municipal bonds held by the Funds, other than the Tax-Exempt Money Market Fund, are insured as to payment of principal and interest by the issuer or under insurance policies written by independent insurance companies. The Funds may retain any insured municipal bond which is in default in the payment of principal or interest until the default has been cured, or the principal and interest outstanding are paid by an insurer or the issuer of any letter of credit or other guarantee supporting such municipal bond. In such case, it is the Funds' policy to value the defaulted bond daily based upon the value of a comparable bond which is insured and not in default. In selecting a comparable bond, the Funds will consider security type, rating, market condition and yield. Insured Tax Exempt may invest up to 20% of its assets in portfolio securities not covered by the insurance feature; Insured Intermediate, New York Insured and Multi-State Insured may invest up to 35% of their assets in portfolio securities not covered by the insurance feature.

B. Federal Income Taxes--It is the policy of the Funds to continue to qualify as regulated investment companies, which can distribute tax exempt dividends, by complying with the provisions available to regulated investment companies, as defined in the Internal Revenue Code. The Funds make distributions of income and net realized capital gains (in excess of any available capital loss carryovers) sufficient to relieve them from all, or substantially all, federal income taxes.




At December 31, 1999, capital loss carryovers were as follows:
                                                            Year Capital Loss Carryovers Expire
                                                  ----------------------------------------------------------
Fund                                   Total            2002            2003            2004            2007
----------------------            ----------      ----------      ----------      ----------      ----------
Insured Intermediate              $    6,909      $       --      $       --      $       --      $    6,909
Insured Tax Exempt                 5,299,009       3,221,247              --         523,891       1,553,871
New York                           1,342,936              --              --              --       1,342,936
Arizona                              194,340          34,112              --          12,135         148,093
Colorado                              44,568          18,097              --              --          26,471
Connecticut                          233,735          49,852              --              --         183,883
Florida                               50,341              --              --              --          50,341
Georgia                               43,163              --              --             544          42,619
Maryland                             101,700           6,741              --          12,765          82,194
Massachusetts                         61,545              --              --              --          61,545
Michigan                              22,276              --              --              --          22,276
Minnesota                             80,941             431          64,634              --          15,876
Missouri                              84,988          44,353           9,705              --          30,930
New Jersey                           340,345              --              --              --         340,345
North Carolina                       145,038          36,480          20,296          23,116          65,146
Ohio                                  15,455              --              --              --          15,455
Oregon                               218,932         106,103              --          55,047          57,782
Pennsylvania                           5,094              --              --              --           5,094
Virginia                              29,969              --              --              --          29,969


C. Distributions to Shareholders--The Tax-Exempt Money Market Fund declares distributions daily and pays distributions monthly. Distributions are declared from the total of net investment income plus or minus all realized short-term gains and losses on investments. Dividends from net investment income of the other Funds are declared daily and paid monthly. Dividends paid by the Funds from net investment income are considered exempt-interest dividends and as such should not be subject to Federal income taxes. Distributions from net realized capital gains, if any, are generally declared and paid annually. Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for capital loss carryforwards, deferral of wash sales and post-October losses.

D. Expense Allocation--Direct expenses attributable to a Fund are charged to and paid from the assets of that Fund. General expenses of Multi-State Insured and Series Fund are allocated among and charged to the assets of each Fund in the series on a fair and equitable basis, which may be based on the relative assets of each Fund or the nature of the services performed and relative applicability to each Fund.



Notes to Financial Statements (continued)

E. Security Transactions and Investment Income--Security transactions are accounted for on the date the securities are purchased or sold. Cost is determined, and gains and losses are based, on the amortized cost basis for the Tax-Exempt Money Market Fund and on the identified cost basis for the other Funds for both financial statement and federal income tax purposes. Interest income is earned from settlement date and recorded on the accrual basis. Estimated expenses are accrued daily. For the six months ended June 30, 2000, The Bank of New York, custodian for the Funds, has provided credits in the amount of $64,396 against custodian charges based on the uninvested cash balances of the Funds.

F. Use of Estimates--The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

2. Capital--At June 30, 2000, paid-in capital of the Tax-Exempt Money Market Fund amounted to $17,544,357. The Fund offers two classes of shares, Class A and B. Both classes are sold without an initial sales charge. However, Class B shares, which may only be acquired through an exchange of Class B shares from another First Investors eligible fund or through the reinvestment of dividends on Class B shares, are generally subject to a contingent deferred sales charge at the rate of 4% in the first year and declining to 0% over a six-year period, which is payable to First Investors Corporation ("FIC") as underwriter of the Fund.

Each of the other Funds sells two classes of shares, Class A and Class
B. Class A shares are sold with an initial sales charge of up to 6.25% of the amount invested. Class B shares are sold without an initial sales charge, but are generally subject to a contingent deferred sales charge which declines in steps from 4% to 0% over a six-year period. Class B shares automatically convert into Class A shares after eight years. Class A and Class B shares are subject to distribution plans and have different distribution fees as described in Note 5. Realized and unrealized gains or losses, investment income and expenses (other than distribution plan fees) are allocated daily to each class of shares based upon the relative proportion of net assets of each class to the total net assets of both classes. Of the 1,000,000,000 shares originally authorized, Tax-Exempt Money Market Fund has designated 500,000,000 shares as Class A and 500,000,000 shares as Class B. Of the 500,000,000 shares originally authorized, Insured Tax Exempt has designated 300,000,000 shares as Class A and 200,000,000 shares as Class B. Of the 1,000,000,000 shares originally authorized, New York Insured has designated 500,000,000 shares as Class A and 500,000,000 shares as Class
B. Multi-State Insured and Series Fund have established an unlimited number of shares of beneficial interest for both Class A and Class B shares.



3. Concentration of Credit Risk--The Funds invest in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic developments in a State, industry or region.

4. Security Transactions--For the six months ended June 30, 2000, purchases and sales of municipal securities, other than short-term municipal notes, were as follows:

                                     Cost of        Proceeds
Fund                               Purchases        of Sales
----                            ------------    ------------
Insured Intermediate            $  3,811,371    $  4,454,534
Insured Tax Exempt               162,534,005     192,457,344
New York Insured                  24,114,378      32,341,963
Arizona                            3,552,692       3,221,542
California                         4,312,489       4,002,510
Colorado                           1,506,120       1,206,897
Connecticut                        3,577,270       2,311,397
Florida                            9,428,257       9,054,950
Georgia                            2,092,305       1,814,115
Maryland                           3,381,881       2,694,672
Massachusetts                      4,367,666       3,779,238
Michigan                           3,120,669       4,630,471
Minnesota                          1,740,936       1,839,712
Missouri                           1,057,316         788,063
New Jersey                         7,787,787      10,213,342
North Carolina                     3,611,287       2,448,951
Ohio                               2,647,040       3,211,190
Oregon                             4,900,790       3,742,533
Pennsylvania                       5,967,063       7,077,884
Virginia                           2,558,624       3,827,694




Notes to Financial Statements (continued)


At June 30, 2000, aggregate cost and net unrealized appreciation of securities for federal income tax purposes were as follows:

                                                       Gross           Gross             Net
                                   Aggregate      Unrealized      Unrealized      Unrealized
Fund                                    Cost    Appreciation    Depreciation    Appreciation
----                            ------------    ------------    ------------    ------------
Insured Intermediate            $  8,607,004     $   254,802        $     --     $   254,802
Insured Tax Exempt               883,629,115      53,255,938         290,115      52,965,823
New York Insured                 159,060,184       6,650,281         174,014       6,476,267
Arizona                           12,102,104         593,002              --         593,002
California                        13,872,445       1,064,347              --       1,064,347
Colorado                           4,788,409         183,067             257         182,810
Connecticut                       21,200,467         973,110          16,783         956,327
Florida                           23,613,927       1,072,979           1,731       1,071,248
Georgia                            5,949,439         212,320           2,703         209,617
Maryland                          15,406,604         512,130           8,385         503,745
Massachusetts                     21,721,931         831,269         252,634         578,635
Michigan                          34,046,730       1,937,199          46,240       1,890,959
Minnesota                          7,973,584         220,781          33,184         187,597
Missouri                           2,801,974          95,218           1,554          93,664
New Jersey                        50,571,319       2,733,103          31,790       2,701,313
North Carolina                    10,349,874         300,266          39,922         260,344
Ohio                              17,783,539         859,342              --         859,342
Oregon                            14,022,683         482,501          54,659         427,842
Pennsylvania                      36,452,395       1,507,034          62,624       1,444,410
Virginia                          19,898,658         938,060          71,881         866,179


5. Advisory Fee and Other Transactions With Affiliates--Certain officers and directors/trustees of the Funds are officers and directors of the Funds' investment adviser, First Investors Management Company, Inc. ("FIMCO"), their underwriter, First Investors Corporation ("FIC") and/or their transfer agent, Administrative Data Management Corp. ("ADM"). Directors/trustees of the Funds who are not "interested persons" of the Funds as defined in the 1940 Act are remunerated by the Funds. For the six months ended June 30, 2000, total directors/trustees fees accrued by the Funds amounted to $20,516.

The Investment Advisory Agreements provide as compensation to FIMCO for each Fund other than the Tax-Exempt Money Market Fund and Insured Intermediate, an annual fee, payable monthly, at the rate of .75% on the first $250 million of the average daily net assets of each Fund, declining by .03% on each $250 million thereafter, down to .66% on average daily net assets over $750 million. The annual fee for the Tax-Exempt Money Market Fund and Insured Intermediate is payable monthly, at the rate of .50% and .60%, respectively, of the Fund's average daily net assets.



For the six months ended June 30, 2000, advisory fees accrued to FIMCO by the Funds were $5,158,264 of which $556,052 was waived. In addition, other expenses in the amount of $166,036 were assumed by FIMCO.

For the six months ended June 30, 2000, FIC, as underwriter, received $677,524 in commissions from the sale of shares of the Funds after allowing $149,250 to other dealers. Shareholder servicing costs included $491,857 in transfer agent fees accrued to ADM. For the six months ended June 30, 2000, FIC received contingent deferred sales charges form the redemption of Class B shares of the Tax-Exempt Money Market Fund in the amount of $704.

Pursuant to Distribution Plans adopted under Rule 12b-1 of the 1940 Act, each Fund, other than the Tax-Exempt Money Market Fund, is authorized to pay FIC a fee up to .30% of the average daily net assets of the Class A shares on an annual basis each year, payable monthly. Each Fund, including the Tax-Exempt Money Market Fund, is authorized to pay FIC a fee up to 1% of the average daily net assets of the Class B shares on an annual basis each year, payable monthly. For the six months ended June 30, 2000, total Distribution Plan fees accrued to FIC by the Funds amounted to $1,952,260, of which $8,460 was waived. The fee consists of a distribution fee and a service fee. The service fee is paid for the ongoing servicing of clients who are shareholders of that Fund.




Financial Highlights
FIRST INVESTORS

The following table sets forth the per share operating performance data for a share outstanding, total return, ratios to average net assets and other supplemental data for each period indicated.
---------------------------------------------------------------------------------------------------------------------------------
                                                              P E R   S H A R E   D A T A
              -------------------------------------------------------------------------------------------------------------------
                                                                                 Less Distributions
                                    Income from Investment Operations                          from
                             ----------------------------------------     -------------------------
               Net Asset                                                                                                Net Asset
                   Value                  Net Realized                                                                      Value
              ----------            Net and Unrealized     Total from            Net            Net                  ------------
               Beginning     Investment Gain (Loss) on     Investment     Investment       Realized          Total         End of
               of Period         Income    Investments     Operations         Income           Gain  Distributions         Period
---------------------------------------------------------------------------------------------------------------------------------
TAX-EXEMPT MONEY MARKET FUND
----------------------------
Class A
-------
1995              $ 1.00          $.032          $  --         $ .032          $.032          $  --          $.032         $ 1.00
1996                1.00           .028             --           .028           .028             --           .028           1.00
1997                1.00           .030             --           .030           .030             --           .030           1.00
1998                1.00           .027             --           .027           .027             --           .027           1.00
1999                1.00           .026             --           .026           .026             --           .026           1.00
2000**              1.00           .016             --           .016           .016             --           .016           1.00

Class B
-------
1995*               1.00           .024             --           .024           .024             --           .024           1.00
1996                1.00           .020             --           .020           .020             --           .020           1.00
1997                1.00           .022             --           .022           .022             --           .022           1.00
1998                1.00           .018             --           .018           .018             --           .018           1.00
1999                1.00           .018             --           .018           .018             --           .018           1.00
2000**              1.00           .012             --           .012           .012             --           .012           1.00
---------------------------------------------------------------------------------------------------------------------------------
INSURED INTERMEDIATE TAX EXEMPT FUND
------------------------------------
Class A
-------
1995              $ 5.43          $.301         $ .419         $ .720          $.300          $  --          $.300         $ 5.85
1996                5.85           .290          (.060)          .230           .290             --           .290           5.79
1997                5.79           .292           .140           .432           .292             --           .292           5.93
1998                5.93           .288           .086           .374           .294             --           .294           6.01
1999                6.01           .231          (.200)          .031           .231             --           .231           5.81
2000**              5.81           .122           .078           .200           .120             --           .120           5.89

Class B
-------
1995*               5.45           .254           .407           .661           .261             --           .261           5.85
1996                5.85           .235          (.055)          .180           .230             --           .230           5.80
1997                5.80           .234           .128           .362           .232             --           .232           5.93
1998                5.93           .226           .098           .324           .234             --           .234           6.02
1999                6.02           .173          (.202)         (.029)          .171             --           .171           5.82
2000**              5.82           .099           .072           .171           .091             --           .091           5.90
---------------------------------------------------------------------------------------------------------------------------------
INSURED TAX EXEMPT FUND
-----------------------
Class A
-------
1995              $ 9.42          $.524         $ .952         $1.476          $.526          $  --          $.526         $10.37
1996               10.37           .510          (.233)          .277           .507             --           .507          10.14
1997               10.14           .502           .312           .814           .504             --           .504          10.45
1998               10.45           .475           .099           .574           .474             --           .474          10.55
1999               10.55           .515          (.889)         (.374)          .466             --           .466           9.71
2000**              9.71           .239           .163           .402           .252             --           .252           9.86

Class B
-------
1995*               9.48           .438           .891          1.329           .439             --           .439          10.37
1996               10.37           .441          (.242)          .199           .439             --           .439          10.13
1997               10.13           .429           .323           .752           .432             --           .432          10.45
1998               10.45           .400           .096           .496           .396             --           .396          10.55
1999               10.55           .431          (.877)         (.446)          .394             --           .394           9.71
2000**              9.71           .202           .164           .366           .216             --           .216           9.86
---------------------------------------------------------------------------------------------------------------------------------




------------------------------------------------------------------------------------------------------------------
                                       R A T I O S / S U P P L E M E N T A L   D A T A
               ---------------------------------------------------------------------------------------------------
                                                                               Ratio to Average Net
                                                 Ratio to Average Net        Assets Before Expenses
                                                               Assets++           Waived or Assumed
                                              -----------------------       -----------------------
                                                                  Net                           Net      Portfolio
                  Total        Net Assets                  Investment                    Investment       Turnover
                 Return***  End of Period     Expenses         Income       Expenses         Income           Rate
                    (%)     (in millions)          (%)            (%)            (%)            (%)            (%)
------------------------------------------------------------------------------------------------------------------
TAX-EXEMPT MONEY MARKET FUND
----------------------------
Class A
-------
1995                3.24     $   25,045            .70           3.20           1.06           2.84            N/A
1996                2.85         22,888            .70           2.81           1.08           2.43            N/A
1997                3.00         18,680            .75           2.95           1.12           2.58            N/A
1998                2.77         16,310            .80           2.73           1.19           2.34            N/A
1999                2.61         16,478            .80           2.58           1.20           2.18            N/A
2000**              1.61         17,518            .80+          3.20+          1.15+          2.85+           N/A

Class B
-------
1995*               2.40            .01           1.45+          2.45+          1.81+          2.09+           N/A
1996                2.04             80           1.45           2.06           1.83           1.68            N/A
1997                2.20             13           1.50           2.20           1.87           1.83            N/A
1998                1.78              1           1.55           1.98           1.94           1.59            N/A
1999                1.82              1           1.55           1.83           1.95           1.43            N/A
2000**              1.23             26           1.55+          2.45+          1.90+          2.10+           N/A
------------------------------------------------------------------------------------------------------------------
INSURED INTERMEDIATE TAX EXEMPT FUND
------------------------------------
Class A
-------
1995               13.50     $    7,017            .35           5.32           1.22           4.45             47
1996                4.07          7,415            .49           5.05           1.24           4.30             82
1997                7.68          7,344            .53           5.02           1.21           4.34             91
1998                6.47          8,674            .50           4.80           1.20           4.10            163
1999                 .51          8,263            .50           3.88           1.18           3.20            142
2000**              3.48          8,209            .59+          4.19+          1.15+          3.63+            43

Class B
-------
1995*              12.27            378           1.35+          4.32+          1.92+          3.75+            47
1996                3.17            613           1.49           4.05           1.94           3.60             82
1997                6.39            808           1.53           4.02           1.91           3.64             91
1998                5.57          1,000           1.50           3.80           1.90           3.40            163
1999                (.50)         1,154           1.50           2.88           1.88           2.50            142
2000**              2.97          1,200           1.50+          3.28+          1.85+          2.93+            43
------------------------------------------------------------------------------------------------------------------
INSURED TAX EXEMPT FUND
-----------------------
Class A
-------
1995               16.01     $1,372,752           1.14           5.25            N/A            N/A             37
1996                2.81      1,252,608           1.14           5.06            N/A            N/A             21
1997                8.27      1,191,815           1.14           4.93            N/A            N/A             13
1998                5.62      1,118,898           1.11           4.51            N/A            N/A             19
1999               (3.63)       958,668           1.12           5.03            N/A            N/A             31
2000**              4.20        927,750           1.11+          4.80+           N/A            N/A             17

Class B
-------
1995*              14.27          2,019           1.88+          4.45+           N/A            N/A             37
1996                2.03          3,046           1.83           4.37            N/A            N/A             21
1997                7.62          3,460           1.85           4.22            N/A            N/A             13
1998                4.83          3,878           1.83           3.79            N/A            N/A             19
1999               (4.31)         4,290           1.85           4.30            N/A            N/A             31
2000**              3.82          4,211           1.83+          4.08+           N/A            N/A             17
------------------------------------------------------------------------------------------------------------------




---------------------------------------------------------------------------------------------------------------------------------
                                                              P E R   S H A R E   D A T A
              -------------------------------------------------------------------------------------------------------------------
                                                                                 Less Distributions
                                    Income from Investment Operations                          from
                             ----------------------------------------     -------------------------
               Net Asset                                                                                                Net Asset
                   Value                  Net Realized                                                                      Value
              ----------            Net and Unrealized     Total from            Net            Net                  ------------
               Beginning     Investment Gain (Loss) on     Investment     Investment       Realized          Total         End of
               of Period         Income    Investments     Operations         Income           Gain  Distributions         Period
---------------------------------------------------------------------------------------------------------------------------------
NEW YORK INSURED TAX FREE FUND
------------------------------
Class A
-------
1995              $13.66          $.738         $1.331         $2.069          $.740          $.059          $.799         $14.93
1996               14.93           .719          (.298)          .421           .720           .091           .811          14.54
1997               14.54           .709           .395          1.104           .708           .076           .784          14.86
1998               14.86           .674           .137           .811           .676           .145           .821          14.85
1999               14.85           .718         (1.249)         (.531)          .659             --           .659          13.66
2000**             13.66           .328           .270           .598           .348             --           .348          13.91

Class B
-------
1995*              13.76           .616          1.232          1.848           .619           .059           .678          14.93
1996               14.93           .617          (.306)          .311           .620           .091           .711          14.53
1997               14.53           .608           .406          1.014           .608           .076           .684          14.86
1998               14.86           .569           .134           .703           .568           .145           .713          14.85
1999               14.85           .618         (1.250)         (.632)          .558             --           .558          13.66
2000**             13.66           .290           .261           .551           .301             --           .301          13.91
---------------------------------------------------------------------------------------------------------------------------------
MULTI-STATE INSURED TAX FREE FUND
---------------------------------
ARIZONA FUND
---------
Class A
-------
1995              $11.71          $.665         $1.448         $2.113          $.673          $  --          $.673         $13.15
1996               13.15           .664          (.199)          .465           .665             --           .665          12.95
1997               12.95           .658           .511          1.169           .659             --           .659          13.46
1998               13.46           .657           .155           .812           .652             --           .652          13.62
1999               13.62           .707          (.955)         (.248)          .662             --           .662          12.71
2000**             12.71           .330           .204           .534           .354             --           .354          12.89

Class B
-------
1995*              11.82           .544          1.340          1.884           .554             --           .554          13.15
1996               13.15           .565          (.201)          .364           .564             --           .564          12.95
1997               12.95           .556           .500          1.056           .556             --           .556          13.45
1998               13.45           .549           .155           .704           .544             --           .544          13.61
1999               13.61           .603          (.948)         (.345)          .555             --           .555          12.71
2000**             12.71           .280           .195           .475           .305             --           .305          12.88
---------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA FUND
---------------
Class A
-------
1995              $10.77          $.580         $1.335         $1.915          $.589          $.136          $.725         $11.96
1996               11.96           .576          (.128)          .448           .575           .073           .648          11.76
1997               11.76           .569           .534          1.103           .570           .173           .743          12.12
1998               12.12           .558           .190           .748           .554           .114           .668          12.20
1999               12.20           .609          (.952)         (.343)          .558           .019           .577          11.28
2000**             11.28           .287           .323           .610           .300             --           .300          11.59

Class B
-------
1995*              10.87           .472          1.227          1.699           .483           .136           .619          11.95
1996               11.95           .486          (.123)          .363           .480           .073           .553          11.76
1997               11.76           .476           .532          1.008           .475           .173           .648          12.12
1998               12.12           .458           .184           .642           .458           .114           .572          12.19
1999               12.19           .511          (.949)         (.438)          .463           .019           .482          11.27
2000**             11.27           .237           .336           .573           .253             --           .253          11.59
---------------------------------------------------------------------------------------------------------------------------------




------------------------------------------------------------------------------------------------------------------
                                       R A T I O S / S U P P L E M E N T A L   D A T A
               ---------------------------------------------------------------------------------------------------
                                                                               Ratio to Average Net
                                                 Ratio to Average Net        Assets Before Expenses
                                                               Assets++           Waived or Assumed
                                              -----------------------       -----------------------
                                                                  Net                           Net      Portfolio
                  Total        Net Assets                  Investment                    Investment       Turnover
                 Return***  End of Period     Expenses         Income       Expenses         Income           Rate
                    (%)     (in millions)          (%)            (%)            (%)            (%)            (%)
------------------------------------------------------------------------------------------------------------------
NEW YORK INSURED TAX FREE FUND
------------------------------
Class A
-------
1995               15.45       $215,259           1.23           5.10            N/A            N/A             53
1996                2.95        203,496           1.23           4.93            N/A            N/A             53
1997                7.82        195,273           1.17           4.86           1.22           4.81             24
1998                5.59        187,544           1.12           4.54           1.22           4.44             44
1999               (3.67)       164,622           1.09           4.99           1.21           4.87             55
2000**              4.44        159,384           1.08+          4.72+          1.20+          4.60+            18

Class B
-------
1995*              13.66          1,156           2.00+          4.34+           N/A            N/A             53
1996                2.18          2,242           1.93           4.23            N/A            N/A             53
1997                7.16          3,602           1.87           4.16           1.92           4.11             24
1998                4.84          5,271           1.82           3.84           1.92           3.74             44
1999               (4.34)         4,734           1.79           4.29           1.91           4.17             55
2000**              4.08          3,949           1.78+          4.02+          1.90+          3.90+            18
------------------------------------------------------------------------------------------------------------------
MULTI-STATE INSURED TAX FREE FUND
---------------------------------
ARIZONA FUND
---------
Class A
-------
1995               18.41         $8,834            .50           5.27           1.15           4.62             36
1996                3.69          8,383            .53           5.17           1.23           4.47             27
1997                9.28          9,691            .50           5.03           1.16           4.37             24
1998                6.17         10,873            .50           4.88           1.13           4.25             50
1999               (1.88)        11,746            .50           5.37           1.15           4.72             62
2000**              4.27         12,473            .54+          5.18+          1.14+          4.58+            27

Class B
-------
1995*              16.20            173           1.30+          4.62+          1.95+          3.95+            36
1996                2.89            289           1.33           4.37           2.03           3.67             27
1997                8.36            437           1.30           4.23           1.96           3.57             24
1998                5.33            489           1.30           4.08           1.93           3.45             50
1999               (2.60)           508           1.30           4.57           1.95           3.92             62
2000**              3.79            517           1.34+          4.38+          1.94+          3.78+            27
------------------------------------------------------------------------------------------------------------------
CALIFORNIA FUND
---------------
Class A
-------
1995               18.16       $ 16,547            .90           5.02           1.15           4.77             53
1996                3.91         15,558            .84           4.93           1.19           4.58             30
1997                9.66         15,601            .80           4.80           1.16           4.44             46
1998                6.31         14,614            .80           4.59           1.17           4.22             79
1999               (2.88)        13,383            .80           5.15           1.17           4.79             49
2000**              5.48         14,131            .75+          5.04+          1.06+          4.73+            28

Class B
-------
1995*              15.91             59           1.74+          4.31+          2.00+          4.04+            53
1996                3.16            114           1.63           4.14           1.98           3.79             30
1997                8.79            220           1.60           4.00           1.96           3.64             46
1998                5.40            479           1.60           3.79           1.97           3.42             79
1999               (3.67)           483           1.60           4.35           1.97           3.99             49
2000**              5.14            576           1.55+          4.24+          1.86+          3.93+            28
------------------------------------------------------------------------------------------------------------------




---------------------------------------------------------------------------------------------------------------------------------
                                                              P E R   S H A R E   D A T A
              -------------------------------------------------------------------------------------------------------------------
                                                                                 Less Distributions
                                    Income from Investment Operations                          from
                             ----------------------------------------     -------------------------
               Net Asset                                                                                                Net Asset
                   Value                  Net Realized                                                                      Value
              ----------            Net and Unrealized     Total from            Net            Net                  ------------
               Beginning     Investment Gain (Loss) on     Investment     Investment       Realized          Total         End of
               of Period         Income    Investments     Operations         Income           Gain  Distributions         Period
---------------------------------------------------------------------------------------------------------------------------------
COLORADO FUND
-------------
Class A
-------
1995              $11.24          $.668         $1.340         $2.008          $.668          $  --          $.668         $12.58
1996               12.58           .642          (.089)          .553           .643             --           .643          12.49
1997               12.49           .638           .498          1.136           .636             --           .636          12.99
1998               12.99           .644           .152           .796           .636             --           .636          13.15
1999               13.15           .634          (.907)         (.273)          .637             --           .637          12.24
2000**             12.24           .327           .207           .534           .324             --           .324          12.45

Class B
-------
1995*              11.35           .564          1.239          1.803           .573             --           .573          12.58
1996               12.58           .547          (.100)          .447           .547             --           .547          12.48
1997               12.48           .539           .501          1.040           .540             --           .540          12.98
1998               12.98           .538           .160           .698           .528             --           .528          13.15
1999               13.15           .534          (.914)         (.380)          .530             --           .530          12.24
2000**             12.24           .283           .203           .486           .276             --           .276          12.45
---------------------------------------------------------------------------------------------------------------------------------
CONNECTICUT FUND
----------------
Class A
-------
1995              $11.57          $.617         $1.333         $1.950          $.620          $  --          $.620         $12.90
1996               12.90           .619          (.202)          .417           .617             --           .617          12.70
1997               12.70           .613           .471          1.084           .614             --           .614          13.17
1998               13.17           .607           .186           .793           .603             --           .603          13.36
1999               13.36           .651          (.902)         (.251)          .619             --           .619          12.49
2000**             12.49           .312           .168           .480           .330             --           .330          12.64

Class B
-------
1995*              11.67           .512          1.242          1.754           .524             --           .524          12.90
1996               12.90           .522          (.204)          .318           .518             --           .518          12.70
1997               12.70           .516           .470           .986           .516             --           .516          13.17
1998               13.17           .500           .176           .676           .496             --           .496          13.35
1999               13.35           .552          (.901)         (.349)          .511             --           .511          12.49
2000**             12.49           .263           .158           .421           .281             --           .281          12.63
---------------------------------------------------------------------------------------------------------------------------------
FLORIDA FUND
------------
Class A
-------
1995              $11.79          $.640         $1.527         $2.167          $.647          $  --          $.647         $13.31
1996               13.31           .623          (.198)          .425           .625             --           .625          13.11
1997               13.11           .624           .547          1.171           .624           .037           .661          13.62
1998               13.62           .616           .195           .811           .613           .068           .681          13.75
1999               13.75           .679         (1.074)         (.395)          .625             --           .625          12.73
2000**             12.73           .316           .190           .506           .336             --           .336          12.90

Class B
-------
1995*              11.87           .529          1.460          1.989           .549             --           .549          13.31
1996               13.31           .530          (.204)          .326           .526             --           .526          13.11
1997               13.11           .531           .552          1.083           .526           .037           .563          13.63
1998               13.63           .507           .186           .693           .505           .068           .573          13.75
1999               13.75           .572         (1.065)         (.493)          .517             --           .517          12.74
2000**             12.74           .264           .191           .455           .285             --           .285          12.91
---------------------------------------------------------------------------------------------------------------------------------




------------------------------------------------------------------------------------------------------------------
                                       R A T I O S / S U P P L E M E N T A L   D A T A
               ---------------------------------------------------------------------------------------------------
                                                                               Ratio to Average Net
                                                 Ratio to Average Net        Assets Before Expenses
                                                               Assets++           Waived or Assumed
                                              -----------------------       -----------------------
                                                                  Net                           Net      Portfolio
                  Total        Net Assets                  Investment                    Investment       Turnover
                 Return***  End of Period     Expenses         Income       Expenses         Income           Rate
                    (%)     (in millions)          (%)            (%)            (%)            (%)            (%)
------------------------------------------------------------------------------------------------------------------
COLORADO FUND
-------------
Class A
-------
1995               18.25        $ 3,525            .20           5.54           1.32           4.42             45
1996                4.57          3,466            .38           5.20           1.40           4.17             20
1997                9.37          3,424            .40           5.07           1.29           4.18             39
1998                6.27          3,571            .40           4.96           1.26           4.10             25
1999               (2.15)         4,068            .47           4.99           1.28           4.18             40
2000**              4.42          4,580            .50+          5.32+          1.40+          4.42+            21

Class B
-------
1995*              16.18            131           1.00+          4.90+          2.12+          3.75+            45
1996                3.68            241           1.19           4.39           2.21           3.36             20
1997                8.55            370           1.20           4.27           2.09           3.38             39
1998                5.48            374           1.20           4.16           2.06           3.30             25
1999               (2.96)           372           1.27           4.19           2.08           3.38             40
2000**              4.02            279           1.30+          4.52+          2.20+          3.62+            21
------------------------------------------------------------------------------------------------------------------
CONNECTICUT FUND
----------------
Class A
-------
1995               17.18        $16,725            .85           4.98           1.20           4.63             26
1996                3.37         15,203            .81           4.92           1.23           4.50             15
1997                8.77         16,151            .80           4.78           1.17           4.41             14
1998                6.15         17,434            .80           4.58           1.16           4.22             25
1999               (1.93)        17,903            .80           5.04           1.15           4.69             47
2000**              3.90         19,078            .80+          5.00+          1.14+          4.66+            11

Class B
-------
1995*              15.28            857           1.71+          4.12+          2.07+          3.76+            26
1996                2.57          1,505           1.61           4.12           2.02           3.71             15
1997                7.95          2,891           1.60           3.98           1.97           3.61             14
1998                5.22          3,484           1.60           3.78           1.96           3.42             25
1999               (2.67)         3,205           1.60           4.24           1.95           3.89             47
2000**              3.41          3,322           1.60+          4.20+          1.94+          3.86+            11
------------------------------------------------------------------------------------------------------------------
FLORIDA FUND
------------
Class A
-------
1995               18.77        $22,229            .75           5.05           1.15           4.65             68
1996                3.34         23,299            .83           4.80           1.16           4.47             55
1997                9.18         23,840            .80           4.71           1.11           4.40             19
1998                6.09         25,873            .80           4.50           1.10           4.20             44
1999               (2.93)        23,729            .80           5.12           1.12           4.80             68
2000**              4.03         24,162            .80+          4.93+          1.16+          4.57+            37

Class B
-------
1995*              17.06            299           1.68+          4.12+          2.09+          3.70+            68
1996                2.56            549           1.62           4.01           1.95           3.68             55
1997                8.38            837           1.60           3.91           1.91           3.60             19
1998                5.19            858           1.60           3.70           1.90           3.40             44
1999               (3.65)           789           1.60           4.32           1.92           4.00             68
2000**              3.62            822           1.60+          4.13+          1.96+          3.77+            37
------------------------------------------------------------------------------------------------------------------




---------------------------------------------------------------------------------------------------------------------------------
                                                              P E R   S H A R E   D A T A
              -------------------------------------------------------------------------------------------------------------------
                                                                                 Less Distributions
                                    Income from Investment Operations                          from
                             ----------------------------------------     -------------------------
               Net Asset                                                                                                Net Asset
                   Value                  Net Realized                                                                      Value
              ----------            Net and Unrealized     Total from            Net            Net                  ------------
               Beginning     Investment Gain (Loss) on     Investment     Investment       Realized          Total         End of
               of Period         Income    Investments     Operations         Income           Gain  Distributions         Period
---------------------------------------------------------------------------------------------------------------------------------
GEORGIA FUND
------------
Class A
-------
1995              $11.33          $.653         $1.387         $2.040          $.650          $  --          $.650         $12.72
1996               12.72           .639          (.161)          .478           .648             --           .648          12.55
1997               12.55           .639           .578          1.217           .637             --           .637          13.13
1998               13.13           .645           .135           .780           .640             --           .640          13.27
1999               13.27           .633         (1.025)         (.392)          .638             --           .638          12.24
2000**             12.24           .318           .324           .642           .312             --           .312          12.57

Class B
-------
1995*              11.42           .529          1.303          1.832           .542             --           .542          12.71
1996               12.71           .563          (.183)          .380           .550             --           .550          12.54
1997               12.54           .524           .584          1.108           .538             --           .538          13.11
1998               13.11           .539           .133           .672           .532             --           .532          13.25
1999               13.25           .540         (1.029)         (.489)          .531             --           .531          12.23
2000**             12.23           .265           .328           .593           .263             --           .263          12.56
---------------------------------------------------------------------------------------------------------------------------------
MARYLAND FUND
-------------
Class A
-------
1995              $11.77          $.668         $1.348         $2.016          $.666          $  --          $.666         $13.12
1996               13.12           .650          (.235)          .415           .655             --           .655          12.88
1997               12.88           .652           .549          1.201           .651             --           .651          13.43
1998               13.43           .651           .186           .837           .647             --           .647          13.62
1999               13.62           .658          (.994)         (.336)          .654             --           .654          12.63
2000**             12.63           .318           .252           .570           .320             --           .320          12.88

Class B
-------
1995*              11.85           .561          1.279          1.840           .570             --           .570          13.12
1996               13.12           .555          (.249)          .306           .556             --           .556          12.87
1997               12.87           .551           .556          1.107           .547             --           .547          13.43
1998               13.43           .543           .186           .729           .539             --           .539          13.62
1999               13.62           .551          (.995)         (.444)          .546             --           .546          12.63
2000**             12.63           .266           .254           .520           .270             --           .270          12.88
---------------------------------------------------------------------------------------------------------------------------------
MASSACHUSETTS FUND
------------------
Class A
-------
1995              $11.01          $.612         $1.227         $1.839          $.613          $.016          $.629         $12.22
1996               12.22           .603          (.256)          .347           .602           .045           .647          11.92
1997               11.92           .601           .356           .957           .603           .074           .677          12.20
1998               12.20           .586           .049           .635           .578           .237           .815          12.02
1999               12.02           .609          (.887)         (.278)          .572             --           .572          11.17
2000**             11.17           .283           .153           .436           .306             --           .306          11.30

Class B
-------
1995*              11.09           .508          1.155          1.663           .527           .016           .543          12.21
1996               12.21           .514          (.263)          .251           .506           .045           .551          11.91
1997               11.91           .508           .353           .861           .507           .074           .581          12.19
1998               12.19           .488           .061           .549           .482           .237           .719          12.02
1999               12.02           .520          (.894)         (.374)          .476             --           .476          11.17
2000**             11.17           .237           .154           .391           .261             --           .261          11.30
---------------------------------------------------------------------------------------------------------------------------------




------------------------------------------------------------------------------------------------------------------
                                       R A T I O S / S U P P L E M E N T A L   D A T A
               ---------------------------------------------------------------------------------------------------
                                                                               Ratio to Average Net
                                                 Ratio to Average Net        Assets Before Expenses
                                                               Assets++           Waived or Assumed
                                              -----------------------       -----------------------
                                                                  Net                           Net      Portfolio
                  Total        Net Assets                  Investment                    Investment       Turnover
                 Return***  End of Period     Expenses         Income       Expenses         Income           Rate
                    (%)     (in millions)          (%)            (%)            (%)            (%)            (%)
------------------------------------------------------------------------------------------------------------------
GEORGIA FUND
------------
Class A
-------
1995               18.40       $  3,047            .20           5.41           1.42           4.20             45
1996                3.94          3,269            .38           5.17           1.44           4.11             37
1997               10.00          3,152            .40           5.03           1.33           4.10             21
1998                6.08          3,162            .40           4.92           1.20           4.12             36
1999               (3.04)         5,527            .48           4.99           1.19           4.28             57
2000**              5.31          5,875            .50+          5.13+          1.10+          4.53+            31

Class B
-------
1995*              16.34             97           1.00+          4.61+          2.22+          3.40+            45
1996                3.13            151           1.19           4.36           2.25           3.30             37
1997                9.07            203           1.20           4.23           2.13           3.30             21
1998                5.23            250           1.20           4.12           2.00           3.32             36
1999               (3.78)           296           1.28           4.19           1.99           3.48             57
2000**              4.90            385           1.30+          4.33+          1.90+          3.73+            31
------------------------------------------------------------------------------------------------------------------
MARYLAND FUND
-------------
Class A
-------
1995               17.50       $  8,666            .48           5.32           1.24           4.55             49
1996                3.33         10,118            .51           5.10           1.24           4.37             13
1997                9.59         10,705            .50           5.01           1.18           4.33             35
1998                6.38         11,280            .50           4.84           1.16           4.18             33
1999               (2.54)        12,579            .50           5.00           1.15           4.35             44
2000**              4.57         13,179            .54+          4.99+          1.16+          4.37+            18

Class B
-------
1995*              15.82            423           1.38+          4.42+          2.19+          3.61+            49
1996                2.45          1,021           1.31           4.30           2.05           3.57             13
1997                8.81          1,782           1.30           4.21           1.98           3.53             35
1998                5.54          2,215           1.30           4.04           1.96           3.38             33
1999               (3.33)         2,718           1.30           4.20           1.95           3.55             44
2000**              4.17          3,103           1.34+          4.19+          1.96+          3.57+            18
------------------------------------------------------------------------------------------------------------------
MASSACHUSETTS FUND
------------------
Class A
-------
1995               17.07       $ 23,180            .90           5.22           1.15           4.97             40
1996                2.99         22,543            .86           5.08           1.18           4.76             45
1997                8.27         22,852            .80           5.01           1.15           4.66             28
1998                5.33         22,421            .80           4.82           1.15           4.47             49
1999               (2.39)        20,507            .80           5.20           1.15           4.85             32
2000**              3.97         21,326            .80+          5.07+          1.16+          4.71+            18

Class B
-------
1995*              15.28            314           1.76+          4.36+          2.01+          4.10+            40
1996                2.16            519           1.66           4.28           1.98           3.96             45
1997                7.41            783           1.60           4.21           1.95           3.86             28
1998                4.60          1,426           1.60           4.02           1.95           3.67             49
1999               (3.19)         1,177           1.60           4.40           1.95           4.05             32
2000**              3.55          1,281           1.60+          4.27+          1.96+          3.91+            18
------------------------------------------------------------------------------------------------------------------




---------------------------------------------------------------------------------------------------------------------------------
                                                              P E R   S H A R E   D A T A
              -------------------------------------------------------------------------------------------------------------------
                                                                                 Less Distributions
                                    Income from Investment Operations                          from
                             ----------------------------------------     -------------------------
               Net Asset                                                                                                Net Asset
                   Value                  Net Realized                                                                      Value
              ----------            Net and Unrealized     Total from            Net            Net                  ------------
               Beginning     Investment Gain (Loss) on     Investment     Investment       Realized          Total         End of
               of Period         Income    Investments     Operations         Income           Gain  Distributions         Period
---------------------------------------------------------------------------------------------------------------------------------
MICHIGAN FUND
-------------
Class A
-------
1995              $11.47          $.634         $1.331         $1.965          $.635          $  --          $.635         $12.80
1996               12.80           .627          (.215)          .412           .631           .011           .642          12.57
1997               12.57           .610           .535          1.145           .609           .046           .655          13.06
1998               13.06           .591           .124           .715           .589           .096           .685          13.09
1999               13.09           .603          (.938)         (.335)          .595             --           .595          12.16
2000**             12.16           .315           .175           .490           .300             --           .300          12.35

Class B
-------
1995*              11.57           .528          1.241          1.769           .539             --           .539          12.80
1996               12.80           .534          (.229)          .305           .534           .011           .545          12.56
1997               12.56           .511           .536          1.047           .511           .046           .557          13.05
1998               13.05           .484           .123           .607           .481           .096           .577          13.08
1999               13.08           .502          (.930)         (.428)          .492             --           .492          12.16
2000**             12.16           .265           .168           .433           .253             --           .253          12.34
---------------------------------------------------------------------------------------------------------------------------------
MINNESOTA FUND
--------------
Class A
-------
1995              $10.48          $.589         $1.022         $1.611          $.591          $  --          $.591         $11.50
1996               11.50           .592          (.210)          .382           .592             --           .592          11.29
1997               11.29           .599           .340           .939           .599             --           .599          11.63
1998               11.63           .592           .116           .708           .588             --           .588          11.75
1999               11.75           .597          (.785)         (.188)          .582             --           .582          10.98
2000**             10.98           .296           .155           .451           .291             --           .291          11.14

Class B
-------
1995*              10.55           .515           .950          1.465           .515             --           .515          11.50
1996               11.50           .493          (.205)          .288           .498             --           .498          11.29
1997               11.29           .508           .341           .849           .509             --           .509          11.63
1998               11.63           .498           .114           .612           .492             --           .492          11.75
1999               11.75           .499          (.781)         (.282)          .488             --           .488          10.98
2000**             10.98           .252           .167           .419           .249             --           .249          11.15
---------------------------------------------------------------------------------------------------------------------------------
MISSOURI FUND
-------------
Class A
-------
1995              $11.12          $.662         $1.356         $2.018          $.668          $  --          $.668         $12.47
1996               12.47           .637          (.180)          .457           .637             --           .637          12.29
1997               12.29           .638           .490          1.128           .638             --           .638          12.78
1998               12.78           .634           .188           .822           .632             --           .632          12.97
1999               12.97           .650          (.904)         (.254)          .626             --           .626          12.09
2000**             12.09           .311           .233           .544           .324             --           .324          12.31

Class B
-------
1995*              11.22           .548          1.260          1.808           .548             --           .548          12.48
1996               12.48           .538          (.189)          .349           .539             --           .539          12.29
1997               12.29           .537           .494          1.031           .541             --           .541          12.78
1998               12.78           .528           .187           .715           .525             --           .525          12.97
1999               12.97           .553          (.905)         (.352)          .518             --           .518          12.10
2000**             12.10           .262           .237           .499           .279             --           .279          12.32
---------------------------------------------------------------------------------------------------------------------------------




------------------------------------------------------------------------------------------------------------------
                                       R A T I O S / S U P P L E M E N T A L   D A T A
               ---------------------------------------------------------------------------------------------------
                                                                               Ratio to Average Net
                                                 Ratio to Average Net        Assets Before Expenses
                                                               Assets++           Waived or Assumed
                                              -----------------------       -----------------------
                                                                  Net                           Net      Portfolio
                  Total        Net Assets                  Investment                    Investment       Turnover
                 Return***  End of Period     Expenses         Income       Expenses         Income           Rate
                    (%)     (in millions)          (%)            (%)            (%)            (%)            (%)
------------------------------------------------------------------------------------------------------------------
MICHIGAN FUND
-------------
Class A
-------
1995               17.47        $36,837            .89           5.14           1.14           4.89             45
1996                3.37         36,928            .88           5.03           1.13           4.78             43
1997                9.37         39,581            .87           4.80           1.12           4.55             32
1998                5.60         39,061            .89           4.51           1.13           4.27             20
1999               (2.63)        36,506            .87           4.74           1.12           4.49             21
2000**              4.09         35,353            .86+          5.12+          1.12+          4.86+             9

Class B
-------
1995*              15.55            388           1.76+          4.41+          2.02+          4.15+            45
1996                2.49            724           1.69           4.22           1.94           3.97             43
1997                8.54          1,018           1.67           4.00           1.92           3.75             32
1998                4.73          1,032           1.69           3.71           1.93           3.47             20
1999               (3.34)           895           1.67           3.94           1.92           3.69             21
2000**              3.61            938           1.66+          4.32+          1.92+          4.06+             9
------------------------------------------------------------------------------------------------------------------
MINNESOTA FUND
--------------
Class A
-------
1995               15.68        $ 8,162            .65           5.29           1.31           4.63             53
1996                3.47          8,304            .56           5.27           1.31           4.52             49
1997                8.57          8,231            .50           5.27           1.21           4.56             15
1998                6.23          8,346            .50           5.08           1.23           4.35             22
1999               (1.65)         8,363            .50           5.26           1.25           4.51             23
2000**              4.16          8,265            .50+          5.33+          1.10+          4.73+            21

Class B
-------
1995*              14.13             .1           1.45+          4.64+          2.11+          3.96+            53
1996                2.61             41           1.40           4.44           2.14           3.69             49
1997                7.71             44           1.30           4.47           2.01           3.76             15
1998                5.37             47           1.30           4.28           2.03           3.55             22
1999               (2.46)            83           1.30           4.46           2.05           3.71             23
2000**              3.86             81           1.30+          4.53+          1.90+          3.93+            21
------------------------------------------------------------------------------------------------------------------
MISSOURI FUND
-------------
Class A
-------
1995               18.55        $ 1,890            .20           5.58           1.42           4.36             50
1996                3.84          1,925            .38           5.24           1.69           3.93             15
1997                9.44          1,798            .40           5.13           1.46           4.07             12
1998                6.59          2,087            .40           4.97           1.30           4.07             17
1999               (2.02)         2,471            .47           5.20           1.50           4.17             66
2000**              4.57          2,731            .50+          5.13+          1.70+          3.93+            29

Class B
-------
1995*              16.41             .1           1.00+          4.94+          2.22+          3.68+            50
1996                2.93             36           1.24           4.38           2.55           3.07             15
1997                8.60            117           1.20           4.33           2.26           3.27             12
1998                5.71            172           1.20           4.17           2.10           3.27             17
1999               (2.78)           210           1.27           4.40           2.30           3.37             66
2000**              4.18            229           1.30+          4.33+          2.50+          3.13+            29
------------------------------------------------------------------------------------------------------------------




---------------------------------------------------------------------------------------------------------------------------------
                                                              P E R   S H A R E   D A T A
              -------------------------------------------------------------------------------------------------------------------
                                                                                 Less Distributions
                                    Income from Investment Operations                          from
                             ----------------------------------------     -------------------------
               Net Asset                                                                                                Net Asset
                   Value                  Net Realized                                                                      Value
              ----------            Net and Unrealized     Total from            Net            Net                  ------------
               Beginning     Investment Gain (Loss) on     Investment     Investment       Realized          Total         End of
               of Period         Income    Investments     Operations         Income           Gain  Distributions         Period
---------------------------------------------------------------------------------------------------------------------------------
NEW JERSEY FUND
---------------
Class A
-------
1995              $12.06          $.648         $1.291         $1.939          $.652          $.097          $.749         $13.25
1996               13.25           .636          (.245)          .391           .636           .015           .651          12.99
1997               12.99           .630           .427          1.057           .629           .118           .747          13.30
1998               13.30           .606           .153           .759           .607           .142           .749          13.31
1999               13.31           .653          (.919)         (.266)          .594             --           .594          12.45
2000**             12.45           .310           .132           .442           .312             --           .312          12.58

Class B
-------
1995*              12.14           .526          1.199          1.725           .528           .097           .625          13.24
1996               13.24           .533          (.253)          .280           .535           .015           .550          12.97
1997               12.97           .525           .433           .958           .530           .118           .648          13.28
1998               13.28           .498           .153           .651           .499           .142           .641          13.29
1999               13.29           .537          (.909)         (.372)          .488             --           .488          12.43
2000**             12.43           .261           .133           .394           .264             --           .264          12.56
---------------------------------------------------------------------------------------------------------------------------------
NORTH CAROLINA FUND
-------------------
Class A
-------
1995              $10.90          $.608         $1.391         $1.999          $.609          $  --          $.609         $12.29
1996               12.29           .590          (.159)          .431           .591             --           .591          12.13
1997               12.13           .597           .530          1.127           .597             --           .597          12.66
1998               12.66           .593           .239           .832           .592             --           .592          12.90
1999               12.90           .606          (.900)         (.294)          .596             --           .596          12.01
2000**             12.01           .298           .258           .556           .306             --           .306          12.26

Class B
-------
1995*              10.99           .492          1.307          1.799           .499             --           .499          12.29
1996               12.29           .496          (.161)          .335           .495             --           .495          12.13
1997               12.13           .497           .534          1.031           .501             --           .501          12.66
1998               12.66           .491           .233           .724           .484             --           .484          12.90
1999               12.90           .490          (.891)         (.401)          .489             --           .489          12.01
2000**             12.01           .248           .270           .518           .258             --           .258          12.27
---------------------------------------------------------------------------------------------------------------------------------
OHIO FUND
---------
Class A
-------
1995              $11.30          $.615         $1.306         $1.921          $.619          $.092          $.711         $12.51
1996               12.51           .605          (.097)          .508           .609           .059           .668          12.35
1997               12.35           .607           .430          1.037           .606           .071           .677          12.71
1998               12.71           .614           .040           .654           .597           .067           .664          12.70
1999               12.70           .636          (.853)         (.217)          .603             --           .603          11.88
2000**             11.88           .303           .175           .478           .318             --           .318          12.04

Class B
-------
1995*              11.40           .503          1.212          1.715           .513           .092           .605          12.51
1996               12.51           .507          (.095)          .412           .513           .059           .572          12.35
1997               12.35           .507           .424           .931           .510           .071           .581          12.70
1998               12.70           .495           .061           .556           .489           .067           .556          12.70
1999               12.70           .529          (.850)         (.321)          .499             --           .499          11.88
2000**             11.88           .253           .177           .430           .270             --           .270          12.04
---------------------------------------------------------------------------------------------------------------------------------




------------------------------------------------------------------------------------------------------------------
                                       R A T I O S / S U P P L E M E N T A L   D A T A
               ---------------------------------------------------------------------------------------------------
                                                                               Ratio to Average Net
                                                 Ratio to Average Net        Assets Before Expenses
                                                               Assets++           Waived or Assumed
                                              -----------------------       -----------------------
                                                                  Net                           Net      Portfolio
                  Total        Net Assets                  Investment                    Investment       Turnover
                 Return***  End of Period     Expenses         Income       Expenses         Income           Rate
                    (%)     (in millions)          (%)            (%)            (%)            (%)            (%)
------------------------------------------------------------------------------------------------------------------
NEW JERSEY FUND
---------------
Class A
-------
1995               16.41        $59,153            .99           5.06           1.14           4.91             30
1996                3.09         58,823            .98           4.92           1.13           4.77             35
1997                8.36         59,243            .96           4.81           1.11           4.66             22
1998                5.84         60,585            .97           4.53           1.11           4.39             27
1999               (2.05)        52,846            .97           5.02           1.12           4.87             52
2000**              3.60         51,550            .98+          4.91+          1.14+          4.75+            14

Class B
-------
1995*              14.45            957           1.81+          4.24+          1.97+          4.08+            30
1996                2.22          1,603           1.78           4.12           1.93           3.97             35
1997                7.56          2,011           1.76           4.01           1.91           3.86             22
1998                5.00          2,562           1.77           3.73           1.91           3.59             27
1999               (2.85)         3,338           1.77           4.22           1.92           4.07             52
2000**              3.21          3,185           1.78+          4.11+          1.94+          3.95+            14
------------------------------------------------------------------------------------------------------------------
NORTH CAROLINA FUND
-------------------
Class A
-------
1995               18.72        $ 4,984            .20           5.18           1.36           4.03             76
1996                3.68          5,822            .38           4.94           1.31           4.02             43
1997                9.56          6,697            .40           4.87           1.23           4.04             30
1998                6.72          8,297            .40           4.68           1.13           3.95             54
1999               (2.35)         8,978            .48           4.84           1.24           4.08             47
2000**              4.70          9,515            .50+          4.92+          1.16+          4.26+            25

Class B
-------
1995*              16.65             75           1.00+          4.38+          2.16+          3.23+            76
1996                2.85            134           1.20           4.12           2.12           3.20             43
1997                8.71            185           1.20           4.07           2.03           3.24             30
1998                5.83            246           1.20           3.88           1.93           3.15             54
1999               (3.18)           596           1.28           4.04           2.04           3.28             47
2000**              4.37          1,186           1.30+          4.12+          1.96+          3.46+            25
------------------------------------------------------------------------------------------------------------------
OHIO FUND
---------
Class A
-------
1995               17.34        $19,398            .87           5.07           1.22           4.72             70
1996                4.23         20,123            .86           4.95           1.19           4.62             33
1997                8.64         19,308            .80           4.88           1.18           4.50             25
1998                5.26         19,767            .80           4.83           1.19           4.44             34
1999               (1.77)        18,574            .80           5.15           1.17           4.78             48
2000**              4.08         18,042            .80+          5.04+          1.16+          4.68+            14

Class B
-------
1995*              15.30            282           1.76+          4.33+          2.13+          3.95+            70
1996                3.43            279           1.66           4.15           1.99           3.82             33
1997                7.73            335           1.60           4.08           1.98           3.70             25
1998                4.46            403           1.60           4.03           1.99           3.64             34
1999               (2.59)           640           1.60           4.35           1.97           3.98             48
2000**              3.67            686           1.60+          4.24+          1.96+          3.88+            14
------------------------------------------------------------------------------------------------------------------




---------------------------------------------------------------------------------------------------------------------------------
                                                              P E R   S H A R E   D A T A
              -------------------------------------------------------------------------------------------------------------------
                                                                                 Less Distributions
                                    Income from Investment Operations                          from
                             ----------------------------------------     -------------------------
               Net Asset                                                                                                Net Asset
                   Value                  Net Realized                                                                      Value
              ----------            Net and Unrealized     Total from            Net            Net                  ------------
               Beginning     Investment Gain (Loss) on     Investment     Investment       Realized          Total         End of
               of Period         Income    Investments     Operations         Income           Gain  Distributions         Period
---------------------------------------------------------------------------------------------------------------------------------
OREGON FUND
-----------
Class A
-------
1995              $10.87          $.626         $1.289         $1.915          $.625          $  --          $.625         $12.16
1996               12.16           .589          (.161)          .428           .588             --           .588          12.00
1997               12.00           .582           .582          1.164           .584             --           .584          12.58
1998               12.58           .582           .191           .773           .583             --           .583          12.77
1999               12.77           .585          (.828)         (.243)          .577             --           .577          11.95
2000**             11.95           .302           .174           .476           .306             --           .306          12.12

Class B
-------
1995*              10.97           .541          1.182          1.723           .543             --           .543          12.15
1996               12.15           .495          (.161)          .334           .494             --           .494          11.99
1997               11.99           .485           .573          1.058           .488             --           .488          12.56
1998               12.56           .480           .204           .684           .484             --           .484          12.76
1999               12.76           .489          (.846)         (.357)          .473             --           .473          11.93
2000**             11.93           .257           .180           .437           .257             --           .257          12.11
---------------------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA FUND
-----------------
Class A
-------
1995              $11.71          $.638         $1.463         $2.101          $.635          $.036          $.671         $13.14
1996               13.14           .622          (.197)          .425           .627           .028           .655          12.91
1997               12.91           .624           .523          1.147           .624           .153           .777          13.28
1998               13.28           .642           .038           .680           .605           .095           .700          13.26
1999               13.26           .606          (.893)         (.287)          .613             --           .613          12.36
2000**             12.36           .316           .167           .483           .313             --           .313          12.53

Class B
-------
1995*              11.81           .539          1.376          1.915           .549           .036           .585          13.14
1996               13.14           .529          (.201)          .328           .530           .028           .558          12.91
1997               12.91           .526           .510          1.036           .523           .153           .676          13.27
1998               13.27           .533           .039           .572           .497           .095           .592          13.25
1999               13.25           .498          (.890)         (.392)          .508             --           .508          12.35
2000**             12.35           .269           .164           .433           .263             --           .263          12.52
---------------------------------------------------------------------------------------------------------------------------------
VIRGINIA FUND
-------------
Class A
-------
1995              $11.68          $.625         $1.370         $1.995          $.629          $.036          $.665         $13.01
1996               13.01           .626          (.195)          .431           .624           .067           .691          12.75
1997               12.75           .615           .504          1.119           .617           .032           .649          13.22
1998               13.22           .612           .123           .735           .603           .092           .695          13.26
1999               13.26           .629          (.967)         (.338)          .612             --           .612          12.31
2000**             12.31           .332           .206           .538           .318             --           .318          12.53

Class B
-------
1995*              11.76           .510          1.286          1.796           .520           .036           .556          13.00
1996               13.00           .525          (.194)          .331           .524           .067           .591          12.74
1997               12.74           .513           .505          1.018           .516           .032           .548          13.21
1998               13.21           .505           .112           .617           .495           .092           .587          13.24
1999               13.24           .537          (.982)         (.445)          .505             --           .505          12.29
2000**             12.29           .289           .201           .490           .270             --           .270          12.51
---------------------------------------------------------------------------------------------------------------------------------




------------------------------------------------------------------------------------------------------------------
                                       R A T I O S / S U P P L E M E N T A L   D A T A
               ---------------------------------------------------------------------------------------------------
                                                                               Ratio to Average Net
                                                 Ratio to Average Net        Assets Before Expenses
                                                               Assets++           Waived or Assumed
                                              -----------------------       -----------------------
                                                                  Net                           Net      Portfolio
                  Total        Net Assets                  Investment                    Investment       Turnover
                 Return***  End of Period     Expenses         Income       Expenses         Income           Rate
                    (%)     (in millions)          (%)            (%)            (%)            (%)            (%)
------------------------------------------------------------------------------------------------------------------
OREGON FUND
-----------
Class A
-------
1995               17.99        $ 6,840            .20           5.36           1.23           4.33             36
1996                3.68          9,917            .46           4.97           1.26           4.16             21
1997                9.97         11,800            .50           4.78           1.20           4.11             32
1998                6.29         13,038            .50           4.62           1.20           3.92             27
1999               (1.95)        12,389            .50           4.72           1.21           4.01             33
2000**              4.04         13,810            .54+          5.06+          1.26+          4.34+            28

Class B
-------
1995*              16.00            342           1.00+          4.72+          2.03+          3.65+            36
1996                2.87            568           1.26           4.17           2.07           3.36             21
1997                9.03            752           1.30           3.98           2.00           3.31             32
1998                5.55          1,040           1.30           3.82           2.00           3.12             27
1999               (2.85)         1,096           1.30           3.92           2.01           3.21             33
2000**              3.71            965           1.34+          4.26+          2.06+          3.54+            28
------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA FUND
-----------------
Class A
-------
1995               18.29        $39,980            .86           5.07           1.11           4.82             48
1996                3.39         42,228            .86           4.86           1.11           4.61             42
1997                9.14         42,223            .85           4.79           1.10           4.54             37
1998                5.23         40,774            .86           4.81           1.10           4.57             26
1999               (2.24)        36,737            .86           4.69           1.11           4.44             36
2000**              3.96         35,621            .88+          5.05+          1.14+          4.79+            16

Class B
-------
1995*              16.49            247           1.72+          4.20+          1.98+          3.94+            48
1996                2.61            781           1.66           4.06           1.91           3.81             42
1997                8.23          1,739           1.65           3.99           1.90           3.74             37
1998                4.39          2,048           1.66           4.01           1.90           3.77             26
1999               (3.03)         1,936           1.66           3.89           1.91           3.64             36
2000**              3.55          1,699           1.68+          4.25+          1.94+          3.99+            16
------------------------------------------------------------------------------------------------------------------
VIRGINIA FUND
-------------
Class A
-------
1995               17.42        $25,193            .81           5.01           1.16           4.66             34
1996                3.47         21,047            .79           4.93           1.20           4.52             30
1997                9.03         22,136            .80           4.78           1.16           4.42             10
1998                5.69         23,423            .80           4.62           1.14           4.28             26
1999               (2.62)        21,008            .80           4.90           1.17           4.53             36
2000**              4.43         20,102            .80+          5.31+          1.16+          4.95+            12

Class B
-------
1995*              15.53            991           1.66+          4.16+          2.02+          3.80+            34
1996                2.66          1,166           1.59           4.13           2.00           3.72             30
1997                8.19          1,390           1.60           3.98           1.96           3.62             10
1998                4.76          1,484           1.60           3.82           1.94           3.48             26
1999               (3.44)         1,059           1.60           4.10           1.97           3.73             36
2000**              4.03            892           1.60+          4.51+          1.96+          4.15+            12
------------------------------------------------------------------------------------------------------------------
  * For the period January 12, 1995 (date Class B shares were first offered) to December 31, 1995
 ** For the period January 1, 2000 to June 30, 2000
*** Calculated without sales charges
  + Annualized
 ++ Net of expenses waived or assumed by the investment adviser and/or the transfer agent (Note 5)

See notes to financial statements




Independent Auditors' Report

To the Shareholders and Boards of Directors/Trustees of First Investors Tax-Exempt Money Market Fund, Inc.
First Investors Series Fund
First Investors Insured Tax Exempt Fund, Inc.
First Investors New York Insured Tax Free Fund, Inc.
and First Investors Multi-State Insured Tax Free Fund

We have audited the accompanying statement of assets and liabilities, including the portfolios of investments, of First Investors Tax-Exempt Money Market Fund, Inc., First Investors Insured Intermediate Tax Exempt Fund (a series of First Investors Series Fund), First Investors Insured Tax Exempt Fund, Inc., First Investors New York Insured Tax Free Fund, Inc. and the seventeen Funds comprising First Investors Multi-State Insured Tax Free Fund, as of June 30, 2000, the related statement of operations for the six months then ended, the statement of changes in net assets for the six months ended June 30, 2000 and the year ended December 31, 1999 and the financial highlights for each of the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2000, by correspondence with the custodian and brokers. Where brokers have not replied to our confirmation requests, we have carried out other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of First Investors Tax-Exempt Money Market Fund, Inc., First Investors Insured Intermediate Tax Exempt Fund, First Investors Insured Tax Exempt Fund, Inc., First Investors New York Insured Tax Free Fund, Inc. and the seventeen Funds comprising First Investors Multi-State Insured Tax Free Fund, at June 30, 2000, and the results of their operations for the six months then ended, changes in their net assets and their financial highlights for the periods presented, in conformity with generally accepted accounting principles.

                                                 Tait, Weller & Baker

Philadelphia, Pennsylvania
July 31, 2000



FIRST INVESTORS TAX EXEMPT FUNDS

Directors/Trustees
--------------------------------

James J. Coy (Emeritus)

Robert M. Grohol

Glenn O. Head

Kathryn S. Head

Larry R. Lavoie

Rex R. Reed

Herbert Rubinstein

James M. Srygley

John T. Sullivan

Robert F. Wentworth

Officers
--------------------------------
Glenn O. Head
President

Clark D. Wagner
Vice President
(All Funds except Tax-Exempt Money Market Fund)

Michael J. O'Keefe
Vice President
(Tax-Exempt Money Market Fund only)

Concetta Durso
Vice President and Secretary

Joseph I. Benedek
Treasurer

Mark S. Spencer
Assistant Treasurer

Carol Lerner Brown
Assistant Secretary



NOTES



This page intentionally left blank.



FIRST INVESTORS TAX EXEMPT FUNDS

Shareholder Information
--------------------------------

Investment Adviser
First Investors Management Company, Inc.
95 Wall Street
New York, NY 10005

Underwriter
First Investors Corporation
95 Wall Street
New York, NY 10005

Custodian
The Bank of New York
48 Wall Street
New York, NY 10286

Transfer Agent
Administrative Data Management Corp.
581 Main Street
Woodbridge, NJ 07095-1198

Legal Counsel
Kirkpatrick & Lockhart LLP
1800 Massachusetts Avenue, N.W.
Washington, DC 20036

Auditors
Tait, Weller & Baker
Eight Penn Center Plaza
Philadelphia, PA 19103

The Tax-Exempt Money Market Fund is a money market fund and seeks to maintain a stable net asset value of $1.00 per share. However, there can be no assurance that the Fund will be able to do so or achieve its investment objective. An investment in the Fund is neither insured nor guaranteed by the U.S. Government.

It is the Funds' practice to mail only one copy of their annual and semi-annual reports to any address at which more than one shareholder with the same last name has indicated that mail is to be delivered. Additional copies of the reports will be mailed if requested by any shareholder in writing or by calling 800-423-4026. The Funds will ensure that separate reports are sent to any shareholder who subsequently changes his or her mailing address.

This report is authorized for distribution only to existing shareholders, and, if given to prospective shareholders, must be accompanied or preceded by the Funds' prospectus.